                      VARIABLE ANNUITY CONTRACT PROSPECTUS
         FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                  OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                            Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

-  Advantus Series Fund, Inc.
   -  Bond Portfolio
   -  Index 400 Mid-Cap Portfolio
   -  Index 500 Portfolio
   -  International Bond Portfolio
   - Maturing Government Bond 2006 and 2010 Portfolios (only available to contracts issued prior to May 1, 2000)
   -  Money Market Portfolio
   -  Mortgage Securities Portfolio
   -  Real Estate Securities Portfolio
-  Credit Suisse Trust

   -  Global Small Cap Portfolio

-  Fidelity Variable Insurance Products Funds
   -  Contrafund(R) Portfolio -- Service Class 2 Shares
   -  Equity-Income Portfolio -- Service Class 2 Shares
   -  Mid Cap Portfolio -- Service Class 2 Shares
-  Franklin Templeton Variable Insurance Products Trust

   -  Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

   -  Templeton Developing Markets Securities Fund -- Class 2 Shares
   -  Templeton Global Asset Allocation Fund -- Class 2 Shares
-  Janus Aspen Series

   -  Forty Portfolio -- Service Shares

   -  International Growth Portfolio -- Service Shares
-  W&R Target Funds, Inc.
   -  W&R Asset Strategy Portfolio
   -  W&R Balanced Portfolio
   -  W&R Core Equity Portfolio
   -  W&R Growth Portfolio

   -  W&R International Growth Portfolio
   -  W&R International Value Portfolio

   -  W&R Micro Cap Growth Portfolio
   -  W&R Science and Technology Portfolio
   -  W&R Small Cap Growth Portfolio
   -  W&R Small Cap Value Portfolio
   -  W&R Value Portfolio

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

   THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                        THE FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2006

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

     SPECIAL TERMS                                                           1

     HOW TO CONTACT US                                                       2

     QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS              3

     EXPENSE TABLE                                                           6

     GENERAL DESCRIPTIONS                                                   10
          Minnesota Life Insurance Company                                  10
          Variable Annuity Account                                          10
          The Funds                                                         11
          Additions, Deletions or Substitutions                             12
          Compensation Paid for the Sale of Contracts                       13
          Payments Made by Underlying Mutual Funds                          14

     CONTRACT CHARGES                                                       15
          Sales Charges                                                     15
          Mortality and Expense Risk Charges                                16
          Premium Taxes                                                     16

     VOTING RIGHTS                                                          17

     DESCRIPTION OF THE CONTRACTS                                           17
          General Provisions                                                17
          Annuity Payments and Options                                      19
          Death Benefits                                                    23
          Purchase Payments and Value of the Contract                       24
          Redemptions                                                       29
          General Account                                                   30

     FEDERAL TAX STATUS                                                     30

     PERFORMANCE DATA                                                       36

     RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM               37

     STATEMENT OF ADDITIONAL INFORMATION                                    37

     APPENDIX A -- CONDENSED FINANCIAL INFORMATION                         A-1

     APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                 B-1

     APPENDIX C -- TYPES OF QUALIFIED PLANS                                C-1

                 (This page has been left blank intentionally.)

SPECIAL TERMS

     As used in this Prospectus, the following terms have the indicated meanings:

     ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

     ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

     ANNUITANT: the person who may receive lifetime benefits under the contract.

     ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

     ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

     CODE: the Internal Revenue Code of 1986, as amended.

     CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

     CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

     FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

     FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus, and in the Question and Answer section following.

     GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

     PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

     PURCHASE PAYMENTS: amounts paid to us under your contract.

     SEPARATE ACCOUNT: see definition of Variable Annuity Account.

     VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

     VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

     VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

     WE, OUR, US: Minnesota Life Insurance Company.

     YOU, YOUR: the Contract Owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

     ON THE INTERNET

     Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

          -  Account values

          -  Variable Investment Performance

          -  Interest rates (when applicable)

          -  Service forms

          -  Beneficiary information

          - Transactions to transfer among investment options or change your allocation percentage.

          -  Contribution and transaction history

     MINNESOTA LIFE'S ANNUITY SERVICE LINE

     - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

          -  Account Values

          -  Unit Values

          -  Interest Rates

     - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

     BY MAIL

     -  For contributions sent by regular mail:

        Minnesota Life
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

     - All other service requests, inquiries and overnight express mail should be sent to:

        Annuity Services A3-9999
        400 Robert Street North
        St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS

     WHAT IS AN ANNUITY?

     An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

     WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

     The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

     WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

     We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

     WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

     Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

     The available Portfolios of the Advantus Series Fund Inc. are:

          Bond Portfolio
          Index 400 Mid-Cap Portfolio
          Index 500 Portfolio
          International Bond Portfolio
          Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
          Money Market Portfolio
          Mortgage Securities Portfolio
          Real Estate Securities Portfolio

     The Variable Annuity Account also invests in:

     -  Credit Suisse Trust
        -  Global Small Cap Portfolio
     -  Fidelity Variable Insurance Products Funds
        -  Contrafund(R) Portfolio -- Service Class 2 Shares
        -  Equity-Income Portfolio -- Service Class 2 Shares
        -  Mid Cap Portfolio -- Service Class 2 Shares
     -  Franklin Templeton Variable Insurance Products Trust
        -  Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
        -  Templeton Developing Markets Securities Fund -- Class 2 Shares
        -  Templeton Global Asset Allocation Fund -- Class 2 Shares
     -  Janus Aspen Series
        -  Forty Portfolio -- Service Shares
        -  International Growth Portfolio -- Service Shares
     -  W&R Target Funds, Inc.
        -  W&R Asset Strategy Portfolio
        -  W&R Balanced Portfolio
        -  W&R Core Equity Portfolio
        -  W&R Growth Portfolio
        -  W&R International Growth Portfolio
        -  W&R International Value Portfolio
        -  W&R Micro Cap Growth Portfolio
        -  W&R Science and Technology Portfolio
        -  W&R Small Cap Growth Portfolio
        -  W&R Small Cap Value Portfolio
        -  W&R Value Portfolio

     There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

     CAN YOU CHANGE THE PORTFOLIO SELECTED?

     Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

     WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

     We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

     We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

     Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

     Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

     The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

     We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

     The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.50% to 2.74% of average daily net assets of the Portfolios on an annual basis.

     We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

     SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

     CONTRACT OWNER TRANSACTION EXPENSES

     Deferred Sales Load (as a     6% decreasing uniformly by .05% for each of
      percentage of amount         the first 120 months from the contract date
      surrendered)

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

                                                                    MAXIMUM
                                                          CURRENT   POSSIBLE
                                                          CHARGE     CHARGE
                                                          -------   --------
     Mortality and Expense Risk Fees*                      1.25%      1.40%
                                                           ----       ----
     Total Separate Account Annual Expenses                1.25%      1.40%
                                                           ====       ====

     FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

     CONTRACT OWNER TRANSACTION EXPENSES

     Deferred Sales Load (as a     9% decreasing uniformly by .075% for each of
      percentage of amount         the first 120 months from the contract date
      surrendered)

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

                                                                    MAXIMUM
                                                          CURRENT   POSSIBLE
                                                          CHARGE     CHARGE
                                                          -------   --------
     Mortality and Expense Risk Fees*                      1.25%      1.40%
                                                           ----       ----
     Total Separate Account Annual Expenses                1.25%      1.40%
                                                           ====       ====

     *Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

     The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                          MINIMUM   MAXIMUM
                                                          -------   -------
     TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     (expenses that are deducted from portfolio
     assets, including management fees, distribution
     and/or service (12b-1) fees, and other expenses)       0.50%     2.74%

     CONTRACT OWNER EXPENSE EXAMPLE

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

     MULTIOPTION SINGLE

     CONTACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                                                                       IF YOU ANNUITIZE AT THE END
                                              IF YOU SURRENDERED YOUR                 OF THE APPLICABLE TIME PERIOD
                                             CONTRACT AT THE END OF THE                       OR YOU DO NOT
                                               APPLICABLE TIME PERIOD                     SURRENDER YOUR CONTRACT
                                      ----------------------------------------   ----------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                      --------   -------    -------   --------   --------   -------    -------   --------
     MAXIMUM PORTFOLIO EXPENSES       $    892   $ 1,605    $ 2,330   $  4,197   $    401   $ 1,215    $ 2,046   $  4,197
     MINIMUM PORTFOLIO EXPENSES       $    680   $   967    $ 1,266   $  2,062   $    178   $   551    $   949   $  2,062

     CONTACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                                                                       IF YOU ANNUITIZE AT THE END
                                              IF YOU SURRENDERED YOUR                 OF THE APPLICABLE TIME PERIOD
                                             CONTRACT AT THE END OF THE                       OR YOU DO NOT
                                               APPLICABLE TIME PERIOD                     SURRENDER YOUR CONTRACT
                                      ----------------------------------------   ----------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                      --------   -------    -------   --------   --------   -------    -------   --------
     MAXIMUM PORTFOLIO EXPENSES       $    906   $ 1,646    $ 2,397   $  4,322   $    416   $ 1,258    $ 2,115   $  4,322
     MINIMUM PORTFOLIO EXPENSES       $    694   $ 1,011    $ 1,341   $  2,222   $    193   $   597    $ 1,026   $  2,222

     MULTIOPTION FLEX

     CONTACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                                                                       IF YOU ANNUITIZE AT THE END
                                              IF YOU SURRENDERED YOUR                 OF THE APPLICABLE TIME PERIOD
                                             CONTRACT AT THE END OF THE                       OR YOU DO NOT
                                               APPLICABLE TIME PERIOD                     SURRENDER YOUR CONTRACT
                                      ----------------------------------------   ----------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                      --------   -------    -------   --------   --------   -------    -------   --------
     MAXIMUM PORTFOLIO EXPENSES       $  1,137   $ 1,800    $ 2,472   $  4,197   $    401   $ 1,215    $ 2,046   $  4,197
     MINIMUM PORTFOLIO EXPENSES       $    931   $ 1,175    $ 1,424   $  2,062   $    178   $   551    $   949   $  2,062

     CONTACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                                                                       IF YOU ANNUITIZE AT THE END
                                              IF YOU SURRENDERED YOUR                 OF THE APPLICABLE TIME PERIOD
                                             CONTRACT AT THE END OF THE                       OR YOU DO NOT
                                               APPLICABLE TIME PERIOD                     SURRENDER YOUR CONTRACT
                                      ----------------------------------------   ----------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                      --------   -------    -------   --------   --------   -------    -------   --------
     MAXIMUM PORTFOLIO EXPENSES       $  1,151   $ 1,840    $ 2,538   $  4,322   $    416   $ 1,258    $ 2,115   $  4,322
     MINIMUM PORTFOLIO EXPENSES       $    945   $ 1,218    $ 1,498   $  2,222   $    193   $   597    $ 1,026   $  2,222

     The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

     The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

     CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

     Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

     Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age
     59 1/2.

     DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

     Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

     IS THERE A GUARANTEED DEATH BENEFIT?

     Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

          -  the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

     The death benefit in the case of the flexible payment contract shall be equal to the greater of:

          -  the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us, less all contract withdrawals.

     WHAT ANNUITY OPTIONS ARE AVAILABLE?

     The annuity options available are:

          -  a life annuity;

          - a life annuity with a period certain of 120 months, 180 months or 240 months;

          -  a joint and last survivor annuity; and

          -  a period certain annuity.

     Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

     WHAT IF THE OWNER DIES?

     If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

     If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

     WHAT VOTING RIGHTS DO YOU HAVE?

     Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

     A. MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     B. VARIABLE ANNUITY ACCOUNT

     We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

     The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

     The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

     C. THE FUNDS

     Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                                    INVESTMENT                             INVESTMENT
                       FUND/PORTFOLIO                                ADVISER                               SUB-ADVISER
                       --------------                                -------                               -----------
     ADVANTUS SERIES FUND, INC.:
     Bond Portfolio                                     Advantus Capital Management, Inc.
     Index 400 Mid-Cap Portfolio                        Advantus Capital Management, Inc.
     Index 500 Portfolio                                Advantus Capital Management, Inc.
     International Bond Portfolio                       Advantus Capital Management, Inc.          Julius Baer Investments Limited
     Maturing Government Bond Portfolio - 2006, - 2010  Advantus Capital Management, Inc.
     Money Market Portfolio                             Advantus Capital Management, Inc.
     Mortgage Securities Portfolio                      Advantus Capital Management, Inc.
     Real Estate Securities Portfolio                   Advantus Capital Management, Inc.

     CREDIT SUISSE TRUST:
     Global Small Cap Portfolio                         Credit Suisse Asset Management, LLC

     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
     Contrafund(R) Portfolio - Service Class 2 Shares   Fidelity Management & Research Company
                                                        FMR Co., Inc.
                                                        Fidelity Management & Research (U.K.)
                                                        Inc. (FMR U.K.)
                                                        Fidelity Management & Research
                                                        (Far East) Inc. (FMR Far East)
                                                        Fidelity International Investment
                                                        Advisors (FIIA)
                                                        Fidelity International Investment Advisors
                                                        (U.K.) Limited (FIIA (U.K.) L)
                                                        Fidelity Investments Japan Limited (FIJ)
     Equity-Income Portfolio - Service Class 2 Shares   Fidelity Management & Research
                                                        Company
                                                        FMR Co., Inc.
                                                        Fidelity Management & Research (U.K.)
                                                        Inc. (FMR U.K.)
                                                        Fidelity Management & Research
                                                        (Far East) Inc. (FMR Far East)
                                                        Fidelity International Investment
                                                        Advisors (FIIA)
                                                        Fidelity International Investment Advisors
                                                        (U.K.) Limited (FIIA (U.K.) L)
                                                        Fidelity Investments Japan Limited (FIJ)
     Mid Cap Portfolio - Service Class 2 Shares         Fidelity Management & Research
                                                        Company
                                                        FMR Co., Inc.
                                                        Fidelity Management & Research (U.K.)
                                                        Inc. (FMR U.K.)
                                                        Fidelity Management & Research
                                                        (Far East) Inc. (FMR Far East)
                                                        Fidelity International Investment
                                                        Advisors (FIIA)
                                                        Fidelity International Investment Advisors
                                                        (U.K.) Limited (FIIA (U.K.) L)
                                                        Fidelity Investments Japan Limited (FIJ)

     FRANKLIN TEMPLETON VARIABLE INSURANCE
       PRODUCTS TRUST:
     Franklin Small-Mid Cap Growth Securities           Franklin Advisers, Inc.
       Fund - Class 2 Shares
     Templeton Developing Markets Securities            Templeton Asset Management Ltd.
       Fund - Class 2 Shares
     Templeton Global Asset Allocation                  Templeton Investment Counsel, LLC
       Fund - Class 2 Shares

     JANUS ASPEN SERIES:
     Forty Portfolio - Service Shares                   Janus Capital Management LLC
     International Growth Portfolio - Service Shares    Janus Capital Management LLC

     W&R TARGET FUNDS, INC.:
     W&R Asset Strategy Portfolio                       Waddell & Reed Investment
                                                        Management Company
     W&R Balanced Portfolio                             Waddell & Reed Investment
                                                        Management Company
     W&R Core Equity Portfolio                          Waddell & Reed Investment
                                                        Management Company
     W&R Growth Portfolio                               Waddell & Reed Investment
                                                        Management Company
     W&R International Growth Portfolio                 Waddell & Reed Investment
                                                        Management Company
     W&R International Value Portfolio                  Waddell & Reed Investment                  Templeton Investment Counsel, LLC
                                                        Management Company
     W&R Micro Cap Growth Portfolio                     Waddell & Reed Investment                  Wall Street Associates
                                                        Management Company
     W&R Science and Technology Portfolio               Waddell & Reed Investment
                                                        Management Company
     W&R Small Cap Growth Portfolio                     Waddell & Reed Investment
                                                        Management Company
     W&R Small Cap Value Portfolio                      Waddell & Reed Investment                  BlackRock Financial
                                                        Management Company                         Management, Inc.
     W&R Value Portfolio                                Waddell & Reed Investment
                                                        Management Company

     D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

     We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

     We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the

     Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

     Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the Contract. Securian Financial and other authorized broker-dealers sell Contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Contract is determined by his or her broker-dealer. In the case of Contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the Contract that are in addition to the Contract charges described elsewhere in this prospectus.

     Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected Contract, the age of the Contract Owner at the time the Purchase Payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the Contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of Contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 4.75% of Purchase Payments. From time to time certain broker-dealers may receive additional payments. These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on Purchase Payments or Contract Values. Additional payments are intended to provide further encouragement to broker-dealers to sell Contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the Contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of Contracts exceed 4.75% of Purchase Payments. A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the Purchase Payments or Contract Values attributable to Contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to Contract

     Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of Purchase Payments.

     In addition to commission payments to registered representatives of Securian Financial, Minnesota Life may provide other non-cash benefits to such registered representatives that are directly or indirectly related to sales of the Contracts. These benefits may include paid travel and accommodations at training conferences and recognition conventions sponsored by Minnesota Life and Securian Financial, eligibility to participate in certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs), and various other Minnesota Life reward and recognition programs that provide non-cash benefits. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the Contracts described in this prospectus.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Contracts.

     F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling Contracts, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to .25% of fund assets held in the Separate Account.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments reimburse Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Contract Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Those expenses are incurred by Minnesota Life as part of its Contract administration. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to .35% of fund assets held in the Separate Account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the Contract. Without these payments, certain Contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in the Contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a Contract is held and the greater a Contract's investment return.

     CONTRACT CHARGES

     A. SALES CHARGES

     No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

     The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

     The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                       DEFERRED SALES CHARGE
                                ------------------------------------
                                FLEXIBLE PAYMENT     SINGLE PAYMENT
                BEGINNING OF    VARIABLE ANNUITY    VARIABLE ANNUITY
                CONTRACT YEAR       CONTRACT            CONTRACT
                -------------   ----------------    ----------------
                      1                9.0%                6.0%
                      2                8.1                 5.4
                      3                7.2                 4.8
                      4                6.3                 4.2
                      5                5.4                 3.6
                      6                4.5                 3.0
                      7                3.6                 2.4
                      8                2.7                 1.8
                      9                1.8                 1.2
                     10                0.9                 0.6
                     11                  0                   0

     No deferred sales charge is deducted from the accumulation value withdrawn if:

          - the withdrawal occurs after a contract has been in force for at least ten contract years,

          - withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

          -  the withdrawal is on account of the annuitant's death, or

          - the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

          - the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

          - certain amounts of a contract's accumulation value are withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details);

          - for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

     If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

     The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

     B. MORTALITY AND EXPENSE RISK CHARGES

     We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

     Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

     For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

     If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

     C. PREMIUM TAXES

     Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

     We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

     During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

     During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

     We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

     A. GENERAL PROVISIONS

     1. Types of Contracts Offered

          (a)  Single Payment Variable Annuity Contract

               This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

          (b)  Flexible Payment Variable Annuity Contract

               This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

     2. Issuance of Contracts

     The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

     3. Modification of the Contracts

     Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

     4. Assignment

     If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

          - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

          - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

     If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

     We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     5. Limitations on Purchase Payments

     For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

     Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

     You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

     Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

     We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both: (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

     There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

     6. Deferment of Payment

     Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

          (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

          (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

          (c) such other periods as the Commission may by order permit for the protection of the contract owners.

     7. Participation

     The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

     B. ANNUITY PAYMENTS AND OPTIONS

     1. Annuity Payments

     Variable annuity payments are determined on the basis of: (a) the mortality table specified in the contract, which reflects the age of the annuitant,
     (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

     2. Electing the Retirement Date and Form of Annuity

     The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.

     While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

     Each contract permits an annuity payment to begin on the first day of any month. Under the contracts payment must begin before the later of the 85th birthday of the annuitant, or five years after the date of issue of the contracts. A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

     Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. The exception for Option 4 does not apply to a beneficiary who elects to annuitize as a settlement option.

     Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

     3. Optional Annuity Forms

     OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

     OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

     OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

     OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected; our consent is required for any other period of years. If the annuitant dies before payments have been made for the period certain elected, payments will continue during the remainder of the fixed period to the beneficiary. Contracts issued prior to May of 1993, or such later date as we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, may allow the election of a period certain option of less than five years. In the event of the death of the annuitant, you or the beneficiary may elect that: (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

     4. Determination of Amount of First Monthly Annuity Payment

     The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.00% to 3.50% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

     The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

     The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). For contracts issued after May, 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected.

     The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Progressive Annuity table with an age setback of six years and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

     The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

     The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

     Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

     Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

     If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

     If, when annuity payments are elected, we are using annuity rates for this contract which result in larger annuity payments, we will use those rates instead.

     5. Amount of Second and Subsequent Monthly Annuity Payments

     The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

     6. Value of the Annuity Unit

     The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

     7. Transfer of Annuity Reserves

     Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

     There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

     A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

     When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

     Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

     When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

     C. DEATH BENEFITS

     The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

     The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

          -  the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

     The death benefit in the case of the flexible payment contract shall be equal to the greater of:

          -  the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us less all contract withdrawals.

     If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

     If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

          -  when payments must begin, and

          -  the time of distribution in the event of that spouse's death.

     If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

     The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

     Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

     D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     1. Crediting Accumulation Units

     During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

     If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

     Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

     The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

     We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

          - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

          - days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

          - customary national business holidays on which the New York Stock Exchange is closed for trading.

     The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

     In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

     2. Transfers

     Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

     Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

     In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

     We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized of fraudulent instructions. We require that you, or persons authorized by you, long-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

     During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

     Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

     One type of systematic transfer arrangement offered for certain contracts is known a automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the Advantus Fund Maturing Government Bond portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

     Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

     3. Market Timing and Disruptive Trading

     This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

          -  the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -  the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     4. Value of the Contract

     The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

     5. Accumulation Unit Value

     The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

          - the value of an accumulation unit on the immediately preceding valuation date by

          - the net investment factor for the applicable sub-account for the valuation period just ended.

     The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

     6. Net Investment Factor for Each Valuation Period

     The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

     The gross investment rate is equal to:

          - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

          - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

          - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

     The gross investment rate may be positive or negative.

     E. REDEMPTIONS

     1. Partial Withdrawals and Surrender

     Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

     If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

     We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

     Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

     2. Right of Cancellation

     You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

          -  the accumulation value of the contract, or

          -  the amount of purchase payments paid under the contract.

     Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

     In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

     The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

     F. GENERAL ACCOUNT

     The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

     INTRODUCTION

     Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

     There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

     For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or contract values are applied to provide an annuity, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

     This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

     TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

     TAXATION OF ANNUITY CONTRACTS IN GENERAL

     Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

     There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
     (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

     The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
     Section 1.817-5, which affect how the

     Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

     OWNERSHIP TREATMENT

     In connection with its issuance of temporary and proposed regulations under
     Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

     Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

     TAXATION OF PARTIAL AND FULL WITHDRAWALS

     For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

     In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The

     "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

     TAXATION OF ANNUITY PAYMENTS

     The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     PENALTY TAX ON PREMATURE DISTRIBUTIONS

     The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

          -  where the taxpayer is 59 1/2 or older,

          -  where payment is made on account of the taxpayer's disability, or

          -  where payment is made by reason of the death of the owner, and

          -  in certain other circumstances.

     The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

     For some types of qualified plans, other tax penalties may apply to certain distributions.

     AGGREGATION OF CONTRACTS

     For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

     ASSIGNMENT OR PLEDGES

     A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

          (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

          (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

     The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

     Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Similar rules apply to qualified contracts.

     POSSIBLE CHANGES IN TAXATION

     Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

     TAX QUALIFIED PROGRAMS

     The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -  contributions in excess of specified limits;

          -  distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified minimum distribution rules; and

          -  other specified circumstances.

     We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

     Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date under certain limited circumstances. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

     For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age
     70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth
     IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

     WITHHOLDING

     In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

     The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

          - one of a series of substantially equal annual (or more frequent) payments made:

             -  over the life or life expectancy of the employee,

             - over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

             -  for a specified period of ten years or more;

          -  a required minimum distribution;

          -  a hardship distribution; or

          -  the non-taxable portion of a distribution.

     Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

     SEE YOUR OWN TAX ADVISER

     The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

     From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

     The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

          General Information and History
          Distribution of Contracts
          Performance Data

          Independent Registered Public Accounting Firm

          Registration Statement
          Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

     The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.

                                                                                YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                          2005            2004            2003           2002             2001
                                                      ------------    ------------    ------------    ------------    ------------
Advantus Bond Sub-Account:
  Unit value at beginning of period                   $       3.26    $       3.14    $       3.02    $       2.77    $       2.60
  Unit value at end of period                         $       3.29    $       3.26    $       3.14    $       3.02    $       2.77
  Number of units outstanding at end of period          21,740,309      26,314,577      31,500,936      37,230,407      40,325,182
Advantus Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period                   $       1.88    $       1.65    $       1.24    $       1.48    $       1.51
  Unit value at end of period                         $       2.08    $       1.88    $       1.65    $       1.24    $       1.48
  Number of units outstanding at end of period           7,570,142       8,376,947       9,316,813       9,829,862      10,851,086
Advantus Index 500 Sub-Account:
  Unit value at beginning of period                   $       4.69    $       4.30    $       3.40    $       4.43    $       5.12
  Unit value at end of period                         $       4.83    $       4.69    $       4.30    $       3.40    $       4.43
  Number of units outstanding at end of period          24,093,348      29,734,820      34,644,449      39,859,218      48,729,709
Advantus International Bond Sub-Account:
  Unit value at beginning of period                   $       1.54    $       1.40    $       1.18    $       1.02    $       1.04
  Unit value at end of period                         $       1.39    $       1.54    $       1.40    $       1.18    $       1.02
  Number of units outstanding at end of period          23,825,177      24,719,443      30,393,725      29,880,550      29,537,291
Advantus Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of period                   $       1.94    $       1.96    $       1.94    $       1.74    $       1.63
  Unit value at end of period                         $       1.90    $       1.94    $       1.96    $       1.94    $       1.74
  Number of units outstanding at end of period           1,827,707       2,473,573       4,473,923       4,647,701       4,145,135
Advantus Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of period                   $       2.19    $       2.15    $       2.12    $       1.80    $       1.74
  Unit value at end of period                         $       2.16    $       2.19    $       2.15    $       2.12    $       1.80
  Number of units outstanding at end of period           2,171,067       2,743,887       3,180,201       3,781,208       2,672,564
Advantus Money Market Sub-Account:
  Unit value at beginning of period                   $       1.85    $       1.86    $       1.87    $       1.87    $       1.83
  Unit value at end of period                         $       1.88    $       1.85    $       1.86    $       1.87    $       1.87
  Number of units outstanding at end of period           7,340,031       8,769,533      13,082,909      23,520,577      26,755,160
Advantus Mortgage Securities Sub-Account:
  Unit value at beginning of period                   $       3.15    $       3.04    $       2.96    $       2.73    $       2.54
  Unit value at end of period                         $       3.20    $       3.15    $       3.04    $       2.96    $       2.73
  Number of units outstanding at end of period          21,167,115      25,911,090      32,068,955      39,498,771      38,356,257
Advantus Real Estate Securities Sub-Account:
  Unit value at beginning of period                   $       2.18    $       1.63    $       1.16    $       1.10    $       1.01
  Unit value at end of period                         $       2.39    $       2.18    $       1.63    $       1.16    $       1.10
  Number of units outstanding at end of period           9,650,680      11,138,606      15,847,833      15,045,825       8,728,831
Credit Suisse Global Small Cap Sub-Account: (o)
  Unit value at beginning of period                   $       0.58    $       0.50    $       0.34    $       0.53    $       0.75
  Unit value at end of period                         $       0.67    $       0.58    $       0.50    $       0.34    $       0.53
  Number of units outstanding at end of period           2,383,495       2,240,974       1,993,007         539,460         600,306
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of period                   $       1.04    $       0.92    $       0.73    $       0.81    $       0.94
  Unit value at end of period                         $       1.20    $       1.04    $       0.92    $       0.73    $       0.81
  Number of units outstanding at end of period          17,948,520      16,418,281      15,852,590      14,411,699      14,483,654
Fidelity VIP Equity-Income Sub-Account:
  Unit value at beginning of period                   $       1.21    $       1.10    $       0.86    $       1.05    $       1.12
  Unit value at end of period                         $       1.27    $       1.21    $       1.10    $       0.86    $       1.05
  Number of units outstanding at end of period          16,208,622      16,857,694      16,301,068      15,262,258      13,208,284
Fidelity VIP Mid Cap Sub-Account:
  Unit value at beginning of period                   $       1.76    $       1.43    $       1.05    $       1.18    $       1.24
  Unit value at end of period                         $       2.05    $       1.76    $       1.43    $       1.05    $       1.18
  Number of units outstanding at end of period           9,739,365       9,744,607       9,250,197      10,290,367      10,774,179
Franklin Small-Mid Cap Growth Securities
  Sub-Account: (p)
  Unit value at beginning of period                   $       0.71    $       0.64    $       0.47    $       0.67    $       0.81
  Unit value at end of period                         $       0.73    $       0.71    $       0.64    $       0.47    $       0.67
  Number of units outstanding at end of period           7,153,085       8,237,533       7,968,019       6,545,819       4,241,954
Janus Aspen Forty Sub-Account: (q)
  Unit value at beginning of period                   $       0.72    $       0.61    $       0.52    $       0.62    $       0.81
  Unit value at end of period                         $       0.80    $       0.72    $       0.61    $       0.52    $       0.62
  Number of units outstanding at end of period          12,825,890      12,257,256      14,084,365      18,051,004      22,757,280

                                                                               YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                          2000            1999           1998            1997             1996
                                                      ------------    ------------    ------------    ------------    ------------
Advantus Bond Sub-Account:
  Unit value at beginning of period                   $       2.38    $       2.48    $       2.37    $       2.19    $       2.15
  Unit value at end of period                         $       2.60    $       2.38    $       2.48    $       2.37    $       2.19
  Number of units outstanding at end of period          40,948,594      48,459,470      51,341,159      43,266,404      36,732,062
Advantus Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period                   $       1.32    $       1.16    $       1.00    $       1.00(a)
  Unit value at end of period                         $       1.51    $       1.32    $       1.16    $       1.00
  Number of units outstanding at end of period          11,875,613      11,781,426       7,779,280       5,020,041
Advantus Index 500 Sub-Account:
  Unit value at beginning of period                   $       5.72    $       4.81    $       3.81    $       2.91    $       2.43
  Unit value at end of period                         $       5.12    $       5.72    $       4.81    $       3.81    $       2.91
  Number of units outstanding at end of period          57,419,887      64,735,863      60,268,563      54,579,265      46,097,553
Advantus International Bond Sub-Account:
  Unit value at beginning of period                   $       1.04    $       1.14    $       1.00    $       1.00(a)
  Unit value at end of period                         $       1.04    $       1.04    $       1.14    $       1.00
  Number of units outstanding at end of period          29,794,509      28,982,189      26,841,307      25,083,345
Advantus Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of period                   $       1.43    $       1.57    $       1.39    $       1.25    $       1.28
  Unit value at end of period                         $       1.63    $       1.43    $       1.57    $       1.39    $       1.25
  Number of units outstanding at end of period           3,285,116       3,776,193       3,881,227       2,665,421       2,334,109
Advantus Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of period                   $       1.45    $       1.66    $       1.47    $       1.27    $       1.33
  Unit value at end of period                         $       1.74    $       1.45    $       1.66    $       1.47    $       1.27
  Number of units outstanding at end of period           2,534,718       3,079,844       3,046,112       2,017,743       2,077,124
Advantus Money Market Sub-Account:
  Unit value at beginning of period                   $       1.75    $       1.69    $       1.63    $       1.57    $       1.52
  Unit value at end of period                         $       1.83    $       1.75    $       1.69    $       1.63    $       1.57
  Number of units outstanding at end of period          20,332,821      41,200,616      27,959,675      19,804,841      22,929,634
Advantus Mortgage Securities Sub-Account:
  Unit value at beginning of period                   $       2.30    $       2.28    $       2.17    $       2.01    $       1.93
  Unit value at end of period                         $       2.54    $       2.30    $       2.28    $       2.17    $       2.01
  Number of units outstanding at end of period          35,322,437      40,937,593      41,507,338      34,751,197      32,527,955
Advantus Real Estate Securities Sub-Account:
  Unit value at beginning of period                   $       0.81    $       0.86    $       1.00(d)
  Unit value at end of period                         $       1.01    $       0.81    $       0.86
  Number of units outstanding at end of period           7,203,711       6,242,074       5,887,391
Credit Suisse Global Small Cap Sub-Account: (o)
  Unit value at beginning of period                   $       1.00(f)
  Unit value at end of period                         $       0.75
  Number of units outstanding at end of period             311,865
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of period                   $       1.00(e)
  Unit value at end of period                         $       0.94
  Number of units outstanding at end of period          13,258,550
Fidelity VIP Equity-Income Sub-Account:
  Unit value at beginning of period                   $       1.00(e)
  Unit value at end of period                         $       1.12
  Number of units outstanding at end of period           5,449,241
Fidelity VIP Mid Cap Sub-Account:
  Unit value at beginning of period                   $       1.00(e)
  Unit value at end of period                         $       1.24
  Number of units outstanding at end of period          11,054,158
Franklin Small-Mid Cap Growth Securities
  Sub-Account: (p)
  Unit value at beginning of period                   $       1.00(f)
  Unit value at end of period                         $       0.81
  Number of units outstanding at end of period           1,286,165
Janus Aspen Forty Sub-Account: (q)
  Unit value at beginning of period                   $       1.00(e)
  Unit value at end of period                         $       0.81
  Number of units outstanding at end of period          24,908,603

                                                                               YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                          2005            2004            2003            2002            2001
                                                      ------------    ------------    ------------    ------------    ------------
Janus Aspen International Growth Sub-Account:
  Unit value at beginning of period                   $       0.71    $       0.61    $       0.46    $       0.62    $       0.82
  Unit value at end of period                         $       0.93    $       0.71    $       0.61    $       0.46    $       0.62
  Number of units outstanding at end of period           9,515,373       9,935,669      12,000,511      15,315,676`     18,316,427
Templeton Developing Markets Securities
 Sub-Account:
  Unit value at beginning of period                   $       0.92    $       0.74    $       0.49    $       0.50    $       0.55
  Unit value at end of period                         $       1.15    $       0.92    $       0.74    $       0.49    $       0.50
  Number of units outstanding at end of period           9,160,472       8,709,295       9,358,940       9,742,944      10,821,061
Templeton Global Asset Allocation Sub-Account:
  Unit value at beginning of period                   $       1.21    $       1.06    $       0.81    $       0.86    $       0.97
  Unit value at end of period                         $       1.24    $       1.21    $       1.06    $       0.81    $       0.86
  Number of units outstanding at end of period           3,568,264       2,965,506       2,704,100       2,092,587       1,199,408
W&R Target Asset Strategy Sub-Account:
  Unit value at beginning of period                   $       1.18    $       1.06    $       1.00(n)
  Unit value at end of period                         $       1.45    $       1.18    $       1.06
  Number of units outstanding at end of period           4,847,507         685,715         230,521
W&R Target Balanced Sub-Account:
  Unit value at beginning of period                   $       3.90    $       3.63    $       3.03(g) $       3.37    $       4.00
  Unit value at end of period                         $       4.05    $       3.90    $       3.63    $       3.03    $       3.37
  Number of units outstanding at end of period          39,037,319      49,928,741      60,739,876      71,248,366      89,702,593
W&R Target Core Equity Sub-Account:
  Unit value at beginning of period                   $       0.96    $       0.88    $       0.74(i) $       1.03    $       1.14
  Unit value at end of period                         $       1.03    $       0.96    $       0.88    $       0.74    $       1.03
  Number of units outstanding at end of period           5,565,945       6,761,633       8,885,955      11,273,121      12,894,074
W&R Target Growth Sub-Account:
  Unit value at beginning of period                   $       3.53    $       3.46    $       2.79(f) $       3.80    $       5.11
  Unit value at end of period                         $       3.88    $       3.53    $       3.46    $       2.79    $       3.80
  Number of units outstanding at end of period          31,140,736      39,424,396      47,574,534      29,733,041      36,996,585
W&R Target International Growth Sub-Account: (r)
  Unit value at beginning of period                   $       1.27    $       1.13    $       1.00(n)
  Unit value at end of period                         $       1.46    $       1.27    $       1.13
  Number of units outstanding at end of period             636,766         344,362         145,526
W&R Target International Value Sub-Account: (s)
  Unit value at beginning of period                   $       3.01    $       2.48    $       1.71(h) $       2.11    $       2.40
  Unit value at end of period                         $       3.30    $       3.01    $       2.48    $       1.71    $       2.11
  Number of units outstanding at end of period          33,884,157      40,145,110      47,173,942      54,695,784      66,295,954
W&R Target Micro Cap Growth Sub-Account:
  Unit value at beginning of period                   $       1.58    $       1.46            0.96(m) $       1.72    $       1.96
  Unit value at end of period                         $       1.89    $       1.58    $       1.46    $       0.96    $       1.72
  Number of units outstanding at end of period           4,948,903       6,050,318      11,110,175      11,390,883      13,868,152
W&R Target Science and Technology Sub-Account:
  Unit value at beginning of period                   $       1.26    $       1.10    $       1.00(n)
  Unit value at end of period                         $       1.46    $       1.26    $       1.10
  Number of units outstanding at end of period           1,085,467         642,359         117,160
W&R Target Small Cap Growth Sub-Account:
  Unit value at beginning of period                   $       2.10    $       1.86    $       1.27(i) $       1.89    $       2.24
  Unit value at end of period                         $       2.34    $       2.10    $       1.86    $       1.27    $       1.89
  Number of units outstanding at end of period          25,369,865      30,436,113      36,342,986      41,052,342      49,424,891
W&R Target Small Cap Value Sub-Account:
  Unit value at beginning of period                   $       1.73    $       1.53    $       1.03(k) $       1.31    $       1.15
  Unit value at end of period                         $       1.78    $       1.73    $       1.53    $       1.03    $       1.31
  Number of units outstanding at end of period          10,579,795      13,253,051      13,823,122      15,362,697      14,970,572
W&R Target Value Sub-Account:
  Unit value at beginning of period                   $       2.16    $       1.91    $       1.52(j) $       1.82    $       2.06
  Unit value at end of period                         $       2.23    $       2.16    $       1.91    $       1.52    $       1.82
  Number of units outstanding at end of period          23,006,867      27,037,872      31,229,061      35,990,765      42,367,064

                                                                                 YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                          2000             1999           1998            1997            1996
                                                      ------------    ------------    ------------    ------------    ------------
Janus Aspen International Growth Sub-Account:
  Unit value at beginning of period                   $       1.00(d)
  Unit value at end of period                         $       0.82
  Number of units outstanding at end of period          18,557,868
Templeton Developing Markets Securities
 Sub-Account:
  Unit value at beginning of period                   $       0.82    $       0.54    $       0.69    $       1.00(b)
  Unit value at end of period                         $       0.55    $       0.82    $       0.54    $       0.69
  Number of units outstanding at end of period          12,282,847       9,817,346       4,908,432         724,374
Templeton Global Asset Allocation Sub-Account:
  Unit value at beginning of period                   $       1.00(e)
  Unit value at end of period                         $       0.97
  Number of units outstanding at end of period              35,890
W&R Target Asset Strategy Sub-Account:
  Unit value at beginning of period
  Unit value at end of period
  Number of units outstanding at end of period
W&R Target Balanced Sub-Account:
  Unit value at beginning of period                   $       4.51    $       3.96    $       3.25    $       2.76    $       2.49
  Unit value at end of period                         $       4.00    $       4.51    $       3.96    $       3.25    $       2.76
  Number of units outstanding at end of period         110,523,979     121,522,399     120,373,228     119,491,402     116,211,650
W&R Target Core Equity Sub-Account:
  Unit value at beginning of period                   $       1.24    $       1.18    $       0.98    $       1.00(b)
  Unit value at end of period                         $       1.14    $       1.24    $       1.18    $       0.98
  Number of units outstanding at end of period          15,947,454      14,276,707       8,485,870       5,003,390
W&R Target Growth Sub-Account:
  Unit value at beginning of period                   $       6.62    $       5.34    $       4.01    $       3.04    $       2.63
  Unit value at end of period                         $       5.11    $       6.62    $       5.34    $       4.01    $       3.04
  Number of units outstanding at end of period          44,741,308      49,216,657      47,805,851      44,705,247      38,448,452
W&R Target International Growth Sub-Account: (r)
  Unit value at beginning of period
  Unit value at end of period
  Number of units outstanding at end of period
W&R Target International Value Sub-Account: (s)
  Unit value at beginning of period                   $       2.41    $       2.01    $       1.91    $       1.73    $       1.46
  Unit value at end of period                         $       2.40    $       2.41    $       2.01    $       1.91    $       1.73
  Number of units outstanding at end of period          78,843,583      89,983,922      99,956,739     103,600,602      86,521,264
W&R Target Micro Cap Growth Sub-Account:
  Unit value at beginning of period                   $       2.51    $       1.02    $       0.91    $       1.00(a)
  Unit value at end of period                         $       1.96    $       2.51    $       1.02    $       0.91
  Number of units outstanding at end of period          16,303,716      11,992,142       6,922,652       5,019,879
W&R Target Science and Technology Sub-Account:
  Unit value at beginning of period
  Unit value at end of period
  Number of units outstanding at end of period
W&R Target Small Cap Growth Sub-Account:
  Unit value at beginning of period                   $       2.56    $       1.78    $       1.78    $       1.67    $       1.59
  Unit value at end of period                         $       2.24    $       2.56    $       1.78    $       1.78    $       1.67
  Number of units outstanding at end of period          58,341,477      61,721,924      69,789,850      68,590,765      59,295,273
W&R Target Small Cap Value Sub-Account:
  Unit value at beginning of period                   $       0.91    $       0.95    $       1.03    $       1.00(a)
  Unit value at end of period                         $       1.15    $       0.91    $       0.95    $       1.03
  Number of units outstanding at end of period          11,880,948      10,422,707       7,555,601       4,822,504
W&R Target Value Sub-Account:
  Unit value at beginning of period                   $       2.12    $       2.14    $       2.13    $       1.78    $       1.38
  Unit value at end of period                         $       2.06    $       2.12    $       2.14    $       2.13    $       1.78
  Number of units outstanding at end of period          48,857,170      61,230,340      69,982,001      68,251,135      43,796,523

(a)  Period from October 1, 1997, commencement of operations, to December 31,
     1997.
(b) Period from October 15, 1997, commencement of operations, to December 31, 1997.
(c)  Period from April 24, 1998, commencement of operations, to December 31,
     1998.
(d)  Period from February 1, 2000, commencement of operations to December 31,
     2000.
(e)  Period from August 1, 2000, commencement of operations to December 31,
     2000.
(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.
(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.
(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.
(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.
(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.
(k) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.
(l) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.
(m) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.
(n) Period from September 22, 2003, commencement of operations, to December 31, 2003.
(o) Prior to May 1, 2005, the sub-account was known as Credit Suisse Trust Global Post Venture Capital Portfolio.
(p)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(q) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(r) Prior to May 1, 2005, the sub-account was known as W&R Target International Portfolio.
(s) Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

     The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.77% and 10.00%.

     For illustration purposes, an average annual expense equal to 2.27% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.27% includes: 1.25% for mortality and expense risk and an average of 1.02% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

     The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

     The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

     The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                   MULTIOPTION
        ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $663.26

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.77% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

[CHART]

                     VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   IMPACT OF RATE OF RETURN ON MONTHLY INCOME

AGE     0.00% (-2.27% Net)      6.77% (4.50% Net)       10.00% (7.73% Net)
65            $   663                $   663                $     663
68            $   543                $   663                $     727
71            $   444                $   663                $     796
74            $   363                $   663                $     872
77            $   297                $   663                $     956
80            $   243                $   663                $   1,047
83            $   199                $   663                $   1,147
86            $   162                $   663                $   1,257
89            $   133                $   663                $   1,377
92            $   109                $   663                $   1,509
95            $    89                $   663                $   1,653
98            $    73                $   663                $   1,811

                                    Page B-2

                  VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL


                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
      BEGINNING             0.00% GROSS            6.77% GROSS             10.00% GROSS
       OF YEAR      AGE     (-2.27% NET)           (4.50% NET)              (7.73% NET)
      ---------     ---     ------------           -----------             ------------
           1         65         663                    663                      663
           4         68         543                    663                      727
           7         71         444                    663                      796
          10         74         363                    663                      872
          13         77         297                    663                      956
          16         80         243                    663                    1,047
          19         83         199                    663                    1,147
          22         86         162                    663                    1,257
          25         89         133                    663                    1,377
          28         92         109                    663                    1,509
          31         95          89                    663                    1,653
          34         98          73                    663                    1,811


If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $630.74.

APPENDIX C -- TYPES OF QUALIFIED PLANS

     Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

     PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

     Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

     Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
     (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

     Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs

     Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs

     Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

     Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

     In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

     CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

     DEFERRED COMPENSATION PLANS

     Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                             VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: MAY 1, 2006

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc., Portfolios:
Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond, International Bond, Index 400 Mid-Cap, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2005, 2004 and 2003 were $23,945,266, $20,482,311 and $13,415,829 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. The underwriter may also receive amounts from the Fund for services provided under a 12b-1 plan of distribution. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2005 were 2.92% and 2.96%, respectively. Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charges, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract and at 6% for the single payment contract, and decrease uniformly each month for 120 months).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described here was issued when the portfolios first commenced operations. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 2005 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described. In the case of the W&R Target Core Equity, W&R Target Micro Cap Growth and W&R Target Small Cap Value Portfolios the absorption of Fund expenses occurred prior to the date that the Advantus portfolio merged in the W&R Target Fund.

                             CUMULATIVE TOTAL RETURN


                                                                                                  DATE
                                                                                 FROM              OF
                                                                         INCEPTION TO 12/31/05  INCEPTION
Advantus Bond Sub-Account                                               226.00%      (221.96%)  12/3/1985
Advantus Index 400 Mid-Cap Sub-Account                                  107.77%      (104.74%)  10/1/1997
Advantus Index 500 Sub-Account                                          383.73%      (381.68%)   5/1/1987
Advantus International Bond Sub-Account                                  39.04%        (n/a)    10/1/1997
Advantus Maturing Government Bond 2006 Sub-Account                       95.59%       (80.60%)   5/2/1994
Advantus Maturing Government Bond 2010 Sub-Account                      125.04%       (99.65%)   5/2/1994
Advantus Money Market Sub-Account                                        86.08%       (81.48%)  12/3/1985
Advantus Mortgage Securities Sub-Account                                219.78%      (218.83%)   5/1/1987
Advantus Real Estate Securities Sub-Account                             135.22%      (127.65%)   5/1/1998
Credit Suisse Global Small Cap Sub-Account                              -33.10%        (n/a)     8/1/2000
Fidelity VIP Contrafund Service Class 2 Sub-Account                      20.72%        (n/a)     2/1/2000
Fidelity VIP Equity-Income Service Class 2 Sub-Account                   25.96%        (n/a)     2/1/2000
Fidelity VIP Mid Cap Service Class 2 Sub-Account                        110.12%        (n/a)     2/1/2000
Franklin Small-Mid Cap Growth Securities Class 2 Sub-Account            -26.70%        (n/a)     8/1/2000
Templeton Developing Markets Securities Class 2 Sub-Account              15.26%        (n/a)    10/1/1997
Templeton Global Asset Allocation Class 2 Sub-Account                    23.91%        (n/a)     8/1/2000
Janus Aspen Forty Service Shares Sub-Account                            -19.16%        (n/a)     2/1/2000
Janus Aspen International Growth Service Shares Sub-Account              -6.96%        (n/a)     2/1/2000
W&R Target Asset Strategy Portfolio                                      45.21%        (n/a)    9/22/2003
W&R Target Balanced Portfolio                                           293.97%        (n/a)    12/03/1985
W&R Target Core Equity Portfolio                                          3.08%        (n/a)    10/15/1997
W&R Target Growth Portfolio                                             271.28%        (n/a)    12/03/1985
W&R Target International Growth Portfolio                                46.02%        (n/a)    09/22/2003
W&R Target International Value Portfolio                                229.65%        (n/a)    05/01/1992
W&R Target Micro Cap Growth Portfolio                                    79.04%        (n/a)    10/01/1997
W&R Target Science and Technology Portfolio                              46.19%        (n/a)    9/22/2003
W&R Target Small Cap Growth Portfolio                                   134.03%        (n/a)     5/3/1993
W&R Target Small Cap Value Portfolio                                     76.82%        (n/a)     5/2/1994
W&R Target Value Portfolio                                              120.92%        (n/a)     5/2/1994


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.


                           03/09/1987  05/02/1994  10/01/1997  05/01/1998  01/01/99  01/01/2000  05/01/2000  01/01/2002  01/01/2003
                               -           -           -            -         -          -           -           -           -
FUND NAME                  05/01/1994  09/30/1997  04/30/1998  12/31/1998  12/31/99  04/30/2000  12/31/2001  12/31/2002  12/31/2003
-------------------------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
Advantus Bond Sub-Account    0.65%       0.65%        0.65%       0.65%      0.65%      0.65%       0.65%       0.65%      0.70%
Advantus Index 400
Mid-Cap Sub-Account             -           -         0.55%       0.55%      0.45%      0.55%       0.55%       0.55%      1.40%
Advantus Index 500
Sub-Account                  0.55%       0.55%        0.55%       0.55%      0.55%      0.55%       0.55%       0.55%      0.55%
Advantus International
Bond Sub-Account                -           -         1.00%       1.00%      1.00%      1.00%       1.00%       1.00%      1.85%
Advantus Maturing
Government Bond 2006
Sub-Account                     -        0.40%        0.40%       0.40%      0.85%      0.40%       0.40%       0.40%      1.25%
Advantus Maturing
Government Bond
2010 Sub-Account                -        0.40%        0.40%       0.40%      1.03%      0.40%       0.40%       0.40%      1.25%
Advantus Money Market
Sub-Account                  0.65%       0.65%        0.65%       0.65%      0.65%      0.65%       0.65%       0.65%      0.65%
Advantus Mortgage
Securities Sub-Account       0.65%       0.65%        0.65%       0.65%      0.65%      0.65%       0.65%       0.65%      0.70%
Advantus Real Estate
Securities Sub-Account          -           -            -        0.90%      1.15%      0.90%       1.00%       1.00%      1.85%

The average annual rates of return for the Sub-Accounts, in connection with both the flexible premium and single premium contracts described in the Prospectus, for the specified periods ended December 31, 2005 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                            FLEXIBLE PREMIUM CONTRACT


                                                                                                                   DATE
                                        YEAR ENDED        FIVE YEARS        TEN YEARS             FROM              OF
                                         12/31/05       ENDED 12/31/05    ENDED 12/31/05  INCEPTION TO 12/31/05  INCEPTION
Advantus Bond Sub-Account             -6.21%   (n/a)    4.02%    (n/a)    4.35%   (n/a)      6.06%      (n/a)     12/3/1985
Advantus Index 400 Mid-Cap             2.43%   (n/a)    5.72%   (5.69%)    n/a    (n/a)      9.07%     (8.89%)    10/1/1997
Sub-Account
Advantus Index 500 Sub-Account        -4.41%   (n/a)   -1.95%    (n/a)    7.14%   (n/a)       n/a       (n/a)      5/1/1987
Advantus International Bond          -16.50%   (n/a)    5.04%    (n/a)     n/a    (n/a)      3.90%      (n/a)     10/1/1997
Sub-Account
Advantus Maturing Government Bond     -9.14%   (n/a)    2.20%   (2.06%)   4.00%  (3.50%)      n/a       (n/a)      5/2/1994
2006 Sub-Account
Advantus Maturing Government Bond     -8.45%   (n/a)    3.60%   (3.40%)   5.02%  (4.35%)      n/a      (n/a)      5/2/1994
2010 Sub-Account
Advantus Money Market Sub-Account     -6.21%   (n/a)   -0.32%    (n/a)    2.16%   (n/a)       n/a       (n/a)     12/3/1985
Advantus Mortgage Securities          -5.81%   (n/a)    3.88%    (n/a)    5.16%   (n/a)       n/a       (n/a)      5/1/1987
Sub-Account
Advantus Real Estate Securities        1.63%   (n/a)   17.82%  (17.71%)    n/a    (n/a)     11.52%    (11.08%)     5/1/1998
Sub-Account
Credit Suisse Global Small Cap         6.22%   (n/a)   -3.05%    (n/a)     n/a    (n/a)     -7.80%      (n/a)      8/1/2000
Sub-Account
Fidelity VIP Contrafund Service        6.68%   (n/a)    4.18%    (n/a)     n/a    (n/a)      2.64%      (n/a)      2/1/2000
Class 2 Sub-Account

Fidelity VIP Equity-Income Service    -3.37%   (n/a)    1.56%    (n/a)     n/a    (n/a)      3.39%      (n/a)      2/1/2000
Class 2 Sub-Account
Fidelity VIP Mid Cap Service Class     7.92%   (n/a)    9.73%    (n/a)     n/a    (n/a)     12.72%      (n/a)      2/1/2000
2 Sub-Account
Franklin Small-Mid Cap Growth         -4.08%   (n/a)   -2.67%    (n/a)     n/a    (n/a)     -6.23%      (n/a)      8/1/2000
Securities Class 2 Sub-Account
Templeton Developing Markets          16.47%   (n/a)   14.98%    (n/a)     n/a    (n/a)      1.56%      (n/a)     10/1/1997
Securities Class 2 Sub-Account
Templeton Global Asset Allocation     -5.20%   (n/a)    4.18%    (n/a)     n/a    (n/a)      3.31%      (n/a)      8/1/2000
Class 2 Sub-Account
Janus Aspen Forty Service              2.97%   (n/a)   -1.12%    (n/a)     n/a    (n/a)     -4.06%      (n/a)      2/1/2000
Shares Sub-Account
Janus Aspen International Growth      20.56%   (n/a)    1.52%    (n/a)     n/a    (n/a)     -1.79%      (n/a)      2/1/2000
Service Shares Sub-Account
W&R Target Asset Strategy             13.60%   (n/a)     n/a     (n/a)     n/a    (n/a)     14.46%      (n/a)     9/22/2003
Sub-Account
W&R Target Balanced Sub-Account       -3.88%   (n/a)   -0.55%    (n/a)    4.99%   (n/a)       n/a       (n/a)    12/03/1985
W&R Target Core Equity Sub-Account    -0.25%   (n/a)   -2.84%    (n/a)     n/a    (n/a)      0.19%      (n/a)    10/15/1997
W&R Target Growth Sub-Account          1.76%   (n/a)   -6.14%    (n/a)    3.96%   (n/a)       n/a       (n/a)    12/03/1985
W&R Target International Growth        6.52%   (n/a)     n/a     (n/a)     n/a    (n/a)     14.76%      (n/a)     9/22/2003
Sub-Account
W&R Target International Value         1.70%   (n/a)    5.66%    (n/a)    8.48%   (n/a)       n/a       (n/a)     5/01/1992
Sub-Account
W&R Target Micro Cap Value            10.51%   (n/a)   -1.56%    (n/a)     n/a    (n/a)      7.12%      (n/a)    10/01/1997
Sub-Account

W&R Target Science and Technology       7.22%     (n/a)     n/a      (n/a)     n/a      (n/a)      14.82%        (n/a)   9/22/2003
Sub-Account
W&R Target Small Cap Growth             3.26%     (n/a)    0.02%     (n/a)    3.94%     (n/a)        n/a         (n/a)   5/03/1993
Sub-Account
W&R Target Small Cap Value             -4.66%     (n/a)    8.34%     (n/a)     n/a      (n/a)       6.97%        (n/a)  10/01/1997
Sub-Account
W&R Target Value Sub-Account           -4.41%     (n/a)    0.79%     (n/a)    4.96%     (n/a)        n/a         (n/a)   5/02/1994

                             SINGLE PREMIUM CONTRACT

                                                                                                                          DATE
                                         YEAR ENDED         FIVE YEARS         TEN YEARS                FROM               OF
                                          12/31/05        ENDED 12/31/05     ENDED 12/31/05     INCEPTION TO 12/31/05   INCEPTION
Advantus Bond Sub-Account              -3.75%     (n/a)    4.31%     (n/a)    4.35%     (n/a)        n/a         (n/a)  12/3/1985
Advantus Index 400 Mid-Cap              5.14%     (n/a)    6.02%    (5.99%)    n/a      (n/a)       9.14%       (8.96%) 10/1/1997
Sub-Account
Advantus Index 500 Sub-Account         -1.89%     (n/a)   -1.67%     (n/a)    7.14%     (n/a)        n/a         (n/a)   5/1/1987
Advantus International Bond           -14.30%     (n/a)    5.33%     (n/a)     n/a      (n/a)       3.96%        (n/a)  10/1/1997
Sub-Account
Advantus Maturing Government Bond      -6.76%     (n/a)    2.48%    (2.34%)   4.00%    (3.50%)       n/a         (n/a)   5/2/1994
2006 Sub-Account
Advantus Maturing Government Bond      -6.06%     (n/a)    3.89%    (3.69%)   5.02%    (4.35%)       n/a         (n/a)   5/2/1994
2010 Sub-Account

Advantus Money Market Sub-Account      -3.75%     (n/a)   -0.04%     (n/a)    2.16%     (n/a)        n/a         (n/a)  12/3/1985
Advantus Mortgage Securities           -3.34%     (n/a)    4.17%     (n/a)    5.16%     (n/a)        n/a         (n/a)   5/1/1987
Sub-Account
Advantus Real Estate Securities         4.32%     (n/a)   18.15%   (18.04%)    n/a      (n/a)      11.61%      (11.17%)  5/1/1998
Sub-Account
Credit Suisse Global Small Cap          9.05%     (n/a)   -2.77%     (n/a)     n/a      (n/a)      -7.58%        (n/a)   8/1/2000
Sub-Account
Fidelity VIP Contrafund Service         9.52%     (n/a)    4.48%     (n/a)     n/a      (n/a)       2.84%        (n/a)   2/1/2000
Class 2 Sub-Account
Fidelity VIP Equity-Income Service     -0.83%     (n/a)    1.85%     (n/a)     n/a      (n/a)       3.59%        (n/a)   2/1/2000
Class 2 Sub-Account
Fidelity VIP Mid Cap Service           10.80%     (n/a)   10.04%     (n/a)     n/a      (n/a)      12.94%        (n/a)   2/1/2000
Class 2 Sub-Account
Franklin Small-Mid Cap Growth          -1.56%     (n/a)   -2.40%     (n/a)     n/a      (n/a)      -6.01%        (n/a)   8/1/2000
Securities Class 2 Sub-Account
Templeton Developing Markets           19.59%     (n/a)   15.31%     (n/a)     n/a      (n/a)       1.62%        (n/a)  10/1/1997
Securities Class 2 Sub-Account
Templeton Global Asset Allocation      -2.71%     (n/a)    4.47%     (n/a)     n/a      (n/a)       3.55%        (n/a)   8/1/2000
Class 2 Sub-Account
Janus Aspen Forty Service Shares        5.70%     (n/a)   -0.84%     (n/a)     n/a      (n/a)      -3.90%        (n/a)   2/1/2000
Sub-Account
Janus Aspen International Growth       23.81%     (n/a)    1.81%     (n/a)     n/a      (n/a)      -1.59%        (n/a)   2/1/2000
Service Shares Sub-Account
W&R Target Asset Strategy              16.65%     (n/a)     n/a      (n/a)     n/a      (n/a)      15.59%        (n/a)   9/22/2003
Sub-Account
W&R Target Balanced Sub-Account        -1.35%     (n/a)   -0.27%     (n/a)    4.99%     (n/a)        n/a         (n/a)  12/03/1985

W&R Target Core Equity Sub-Account      2.38%     (n/a)   -2.57%     (n/a)     n/a      (n/a)       0.25%        (n/a)  10/15/1997
W&R Target Growth Sub-Account           4.46%     (n/a)   -5.88%     (n/a)    3.96%     (n/a)        n/a         (n/a)  12/03/1985
W&R Target International Growth         9.36%     (n/a)     n/a      (n/a)     n/a      (n/a)      15.89%        (n/a)   9/22/2003
Sub-Account
W&R Target International Value          4.40%     (n/a)    5.96%     (n/a)    8.48%     (n/a)        n/a         (n/a)   5/01/1992
Sub-Account
W&R Target Micro Cap Growth            13.46%     (n/a)   -1.28%     (n/a)     n/a      (n/a)       7.19%        (n/a)  10/01/1997
Sub-Account
W&R Target Science and Technology      10.08%     (n/a)     n/a      (n/a)     n/a      (n/a)      15.94%        (n/a)   9/22/2003
Sub-Account
W&R Target Small Cap Growth             6.00%     (n/a)    0.30%     (n/a)    3.94%     (n/a)        n/a         (n/a)   5/03/1993
Sub-Account
W&R Target Small Cap Value             -2.16%     (n/a)    8.65%     (n/a)     n/a      (n/a)       7.03%        (n/a)  10/01/1997
Sub-Account
W&R Target Value Sub-Account           -1.90%     (n/a)    1.07%     (n/a)    4.96%     (n/a)        n/a         (n/a)   5/02/1994


The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2005 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                                                                                          DATE
                                         YEAR ENDED         FIVE YEARS         TEN YEARS                FROM               OF
                                          12/31/05        ENDED 12/31/05     ENDED 12/31/05     INCEPTION TO 12/31/05   INCEPTION
Advantus Bond Sub-Account               1.17%     (n/a)    4.88%     (n/a)    4.35%     (n/a)        n/a         (n/a)  12/3/1985
Advantus Index 400 Mid-Cap             10.57%     (n/a)    6.61%    (6.58%)    n/a      (n/a)       9.27%       (9.09%) 10/1/1997
Sub-Account
Advantus Index 500 Sub-Account          3.14%     (n/a)   -1.13%     (n/a)    7.14%     (n/a)        n/a         (n/a)   5/1/1987
Advantus International Bond           -10.04%     (n/a)    5.90%     (n/a)     n/a      (n/a)       4.08%        (n/a)  10/1/1997
Sub-Account
Advantus Maturing Government Bond      -2.01%     (n/a)    3.05%    (2.91%)   4.00%    (3.50%)       n/a         (n/a)   5/2/1994
2006 Sub-Account
Advantus Maturing Government Bond      -1.26%     (n/a)    4.46%    (4.26%)   5.02%    (4.35%)       n/a         (n/a)   5/2/1994
2010 Sub-Account
Advantus Money Market Sub-Account       1.18%     (n/a)    0.51%     (n/a)    2.16%     (n/a)        n/a         (n/a)  12/3/1985
Advantus Mortgage Securities            1.61%     (n/a)    4.74%     (n/a)    5.16%     (n/a)        n/a         (n/a)   5/1/1987
Sub-Account
Advantus Real Estate Securities         9.71%     (n/a)   18.81%   (18.70%)    n/a      (n/a)      11.80%      (11.36%)  5/1/1998
Sub-Account
Credit Suisse Global Small Cap         14.71%     (n/a)   -2.23%     (n/a)     n/a      (n/a)      -7.15%        (n/a)   8/1/2000
Sub-Account
Fidelity VIP Contrafund Service        15.20%     (n/a)    5.06%     (n/a)     n/a      (n/a)       3.24%        (n/a)   2/1/2000
Class 2 Sub-Account
Fidelity VIP Equity-Income Service      4.26%     (n/a)    2.41%     (n/a)     n/a      (n/a)       3.98%        (n/a)   2/1/2000
Class 2 Sub-Account
Fidelity VIP Mid Cap Service           16.55%     (n/a)   10.65%     (n/a)     n/a      (n/a)      13.37%        (n/a)   2/1/2000
Class 2 Sub-Account
Franklin Small-Mid Cap Growth           3.49%     (n/a)   -1.86%     (n/a)     n/a      (n/a)      -5.57%        (n/a)   8/1/2000
Securities Class 2 Sub-Account
Templeton Developing Markets           25.85%     (n/a)   15.96%     (n/a)     n/a      (n/a)       1.74%        (n/a)  10/1/1997
Securities Class 2 Sub-Account

Templeton Global Asset Allocation       2.27%     (n/a)    5.05%     (n/a)     n/a      (n/a)       4.04%        (n/a)   8/1/2000
Class 2 Sub-Account
Janus Aspen Forty Service Shares       11.16%     (n/a)   -0.29%     (n/a)     n/a      (n/a)      -3.53%        (n/a)   2/1/2000
Sub-Account
Janus Aspen International Growth       30.31%     (n/a)    2.39%     (n/a)     n/a      (n/a)      -1.21%        (n/a)   2/1/2000
Service Shares Sub-Account
W&R Target Asset Strategy              22.74%     (n/a)     n/a      (n/a)     n/a      (n/a)      17.80%        (n/a)   9/22/2003
Sub-Account
W&R Target Balanced Sub-Account         3.71%     (n/a)    0.28%     (n/a)    4.99%     (n/a)        n/a         (n/a)  12/03/1985
W&R Target Core Equity Sub-Account      7.66%     (n/a)   -2.03%     (n/a)     n/a      (n/a)       0.37%        (n/a)  10/15/1997
W&R Target Growth Sub-Account           9.85%     (n/a)   -5.36%     (n/a)    3.96%     (n/a)        n/a         (n/a)  12/03/1985
W&R Target International Growth        15.03%     (n/a)     n/a      (n/a)     n/a      (n/a)      18.09%        (n/a)   9/22/2003
Sub-Account
W&R Target International Value          9.79%     (n/a)    6.54%     (n/a)    8.48%     (n/a)        n/a         (n/a)   5/01/1992
Sub-Account
W&R Target Micro Cap Growth            19.37%     (n/a)   -0.73%     (n/a)     n/a      (n/a)       7.31%        (n/a)  10/01/1997
Sub-Account
W&R Target Science and Technology      15.79%     (n/a)     n/a      (n/a)     n/a      (n/a)      18.15%        (n/a)   9/22/2003
Sub-Account
W&R Target Small Cap Growth            11.48%     (n/a)    0.86%     (n/a)    3.94%     (n/a)        n/a         (n/a)   5/03/1993
Sub-Account
W&R Target Small Cap Value              2.86%     (n/a)    9.25%     (n/a)     n/a      (n/a)       7.15%        (n/a)  10/01/1997
Sub-Account
W&R Target Value Sub-Account            3.13%     (n/a)    1.63%     (n/a)    4.96%     (n/a)        n/a         (n/a)   5/02/1994

                            PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

AVM = P(1 + AGR/2)(TO THE POWER OF 2T)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. The Company calculates an anticipated growth rate (AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The report dated March 13, 2006 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption, effective January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

(KPMG LOGO)

                                    KPMG LLP
                                    4200 Wells Fargo Center
                                    90 South Seventh Street
                                    Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2005, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2005, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends,

          KPMG LLP, a U.S. limited liability partnership, is the U.S.
            member firm of KPMG International, a Swiss cooperative.

(KPMG LOGO)

AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth Segregated Sub-Accounts of Variable Annuity Account at December 31, 2005, and the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
March 24, 2006

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                                                  ADVANTUS   ADVANTUS
                                                               ADVANTUS    ADVANTUS    ADVANTUS   MATURING   MATURING     ADVANTUS
                                                   ADVANTUS      MONEY      INDEX      MORTGAGE  GOVERNMENT GOVERNMENT INTERNATIONAL
                                                     BOND       MARKET       500      SECURITIES  BOND 2006  BOND 2010      BOND
                                                 ------------ ---------- ----------- ----------- ---------- ---------- -------------
                     ASSETS
Investments in shares of Advantus Series Fund,
   Inc.:
   Bond Portfolio, 113,477,125 shares at net
      asset value of $1.48 per share
      (cost $149,215,626) ...................... $167,438,789         --          --          --         --         --           --
   Money Market Portfolio, 38,026,772 shares at
      net asset value of $1.00 per share
      (cost $38,026,772) .......................           -- 38,026,772          --          --         --         --           --
   Index 500 Portfolio, 63,232,907 shares at net
      asset value of $3.98 per share
      (cost $205,691,934) ......................           --         -- 251,778,323          --         --         --           --
   Mortgage Securities Portfolio, 89,513,814
      shares at net asset value of $1.45 per
      share (cost $112,568,901) ................           --         --          -- 129,479,315         --         --           --
   Maturing Government Bond 2006 Portfolio,
      2,762,513 shares at net asset value of
      $1.39 per share (cost $3,476,783) ........           --         --          --          --  3,849,043         --           --
   Maturing Government Bond 2010 Portfolio,
      3,035,129 shares at net asset value of
      $1.60 per share (cost $4,445,496) ........           --         --          --          --         --  4,859,126           --
   International Bond Portfolio, 33,101,698
      shares at net asset value of $1.33 per
      share (cost $35,181,008) .................           --         --          --          --         --         --   43,877,161
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
                                                  167,438,789 38,026,772 251,778,323 129,479,315  3,849,043  4,859,126   43,877,161
Receivable from Minnesota Life for contract
   purchase payments ...........................      159,054         --      94,180          --         --         --        5,982
Receivable for investments sold ................           --    456,234          --      72,521        130        153           --
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total assets ..........................  167,597,843 38,483,006 251,872,503 129,551,836  3,849,173  4,859,279   43,883,143
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------

                   LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ...............           --    456,340          --      72,703        130        153           --
Payable for investments purchased ..............      159,531         --      94,349          --         --         --        5,994
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total liabilities .....................      159,531    456,340      94,349      72,703        130        153        5,994
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Net assets applicable to Contract
            owners ............................. $167,438,312 38,026,666 251,778,154 129,479,133  3,849,043  4,859,126   43,877,149
                                                 ============ ========== =========== ===========  =========  =========   ==========

             CONTRACT OWNERS' EQUITY

Contracts in accumulation period ...............  165,427,565 37,972,570 170,236,225 127,326,911  3,618,545  4,610,967   43,650,033
Contracts in annuity payment period (note 2) ...    2,010,747     54,096  81,541,929   2,152,222    230,498    248,159      227,116
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total Contract Owners' Equity ......... $167,438,312 38,026,666 251,778,154 129,479,133  3,849,043  4,859,126   43,877,149
                                                 ============ ========== =========== ===========  =========  =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                                                                       AIM V.I.            AMERICAN
                                                          ADVANTUS    ADVANTUS    AIM V.I.               DENT    AIM V.I.  CENTURY
                                                         INDEX 400  REAL ESTATE AGGRESSIVE  AIM V.I. DEMOGRAPHIC  PREMIER  INCOME
                                                          MID-CAP    SECURITIES   GROWTH    BALANCED    TRENDS    EQUITY   & GROWTH
                                                        ----------- ----------- ---------- --------- ----------- -------- ---------
                         ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Index 400 Mid-Cap Portfolio, 28,241,269 shares at
      net asset value of $1.68 per share
      (cost $37,713,304) .............................. $47,378,542          --         --        --        --         --        --
   Real Estate Securities Portfolio, 33,472,623 shares
      at net asset value of $2.19 per share
      (cost $49,568,020) ..............................          --  73,377,915         --        --        --         --        --
Investments in shares of the AIM Variable Insurance
   Funds:
   Aggressive Growth Fund, 148,753 shares at net asset
      value of $12.41 per share (cost $1,604,212) .....          --          --  1,846,029        --        --         --        --
   Balanced Fund, 191,806 shares at net asset value
      of $10.92 per share (cost $1,719,243) ...........          --          --         -- 2,094,525        --         --        --
   Dent Demographic Trends Fund, 97,488 shares at net
      asset value of $5.94 per share (cost $486,071) ..          --          --         --        --   579,080         --        --
   Premier Equity Fund, 28,563 shares at net asset
      value of $22.18 per share (cost $541,164) .......          --          --         --        --        --    633,522        --
Investments in shares of the American Century Variable
   Portfolios, Inc.:
   Income & Growth Fund, 534,497 shares at net asset
      value of $7.50 per share (cost $3,513,525) ......          --          --         --        --        --         -- 4,008,729
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
                                                         47,378,542  73,377,915  1,846,029 2,094,525   579,080    633,522 4,008,729
Receivable from Minnesota Life for contract purchase
   payments ...........................................     122,746          --         --       240        --         --        --
Receivable for investments sold .......................          --      95,880         41        --         3         14       160
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total assets .................................  47,501,288  73,473,795  1,846,070 2,094,765   579,083    633,536 4,008,889
                                                        -----------  ----------  --------- ---------   -------    ------- ---------

                      LIABILITIES

Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges ............................................          --      96,107         48        --         6         16       186
Payable for investments purchased .....................     122,914          --         --       252        --         --        --
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total liabilities ............................     122,914      96,107         48       252         6         16       186
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Net assets applicable to Contract owners ..... $47,378,374  73,377,688  1,846,022 2,094,513   579,077    633,520 4,008,703
                                                        ===========  ==========  ========= =========   =======    ======= =========

                CONTRACT OWNERS' EQUITY

Contracts in accumulation period ......................  46,804,635  72,503,520  1,846,022 2,094,513   579,077    633,520 4,008,703
Contracts in annuity payment period (note 2) ..........     573,739     874,168         --        --        --         --        --
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total Contract Owners' Equity ................ $47,378,374  73,377,688  1,846,022 2,094,513   579,077    633,520 4,008,703
                                                        ===========  ==========  ========= =========   =======    ======= =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                                              CREDIT                                       FRANKLIN
                                                       AMERICAN   AMERICAN    SUISSE   FIDELITY                 FIDELITY   LARGE CAP
                                                        CENTURY    CENTURY    GLOBAL      VIP    FIDELITY VIP      VIP      GROWTH
                                                        ULTRA       VALUE   SMALL CAP CONTRAFUND EQUITY-INCOME   MID-CAP  SECURITIES
                                                     ----------- ---------- --------- ---------- ------------- ---------- ----------
                       ASSETS

Investments in shares of the American Century
   Variable Portfolios, Inc.:
   Ultra Fund, 5,199,246 shares at net asset
      value of $10.33 per share
      (cost $48,261,199) ........................... $53,708,212         --        --         --           --          --         --
   Value Fund, 2,249,771 shares at net asset
      value of $8.19 per share
      (cost $17,823,702) ...........................          -- 18,425,625        --         --           --          --         --
Investments in shares of the Credit Suisse Trust:
   Global Small Cap Portfolio, 229,058 shares at
      net asset value of $12.95 per share
      (cost $2,251,506) ............................          --         -- 2,966,300         --           --          --         --
Investments in shares of the Fidelity Variable
   Insurance Products Funds:
   Contrafund Portfolio, 2,070,259 shares at net
      asset value of $30.69 per share
      (cost $48,510,103) ...........................          --         --        -- 63,536,252           --          --         --
   Equity-Income Portfolio, 4,431,408 shares at
      net asset value of $25.17 per share
      (cost $98,689,250) ...........................          --         --        --         --  111,538,550          --         --
   Mid-Cap Portfolio, 1,755,679 shares at net
      asset value of $34.67 per share
      (cost $40,343,229) ...........................          --         --        --         --           --  60,869,388         --
Investments in shares of the Franklin Templeton
   Variable Insurance Products Fund:
   Large Cap Growth Securities Fund, 279,736
      shares at net asset value of $14.97 per
      share (cost $3,988,385) ......................          --         --        --         --           --          --  4,187,645
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
                                                      53,708,212 18,425,625 2,966,300 63,536,252  111,538,550  60,869,388  4,187,645
Receivable from Minnesota Life for contract
   purchase payments ...............................     131,283     93,912        --    148,637       34,524          --         --
Receivable for investments sold ....................          --         --     7,736         --           --       5,169      4,460
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total assets ..............................  53,839,495 18,519,537 2,974,036 63,684,889  111,573,074  60,874,557  4,192,105
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------

                     LIABILITIES

Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges .........................................          --         --     7,736         --           --       5,314      4,486
Payable for investments purchased ..................     131,661     94,021        --    148,783       35,029          --         --
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total liabilities .........................     131,661     94,021     7,736    148,783       35,029       5,314      4,486
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Net assets applicable to Contract owners .. $53,707,834 18,425,516 2,966,300 63,536,106  111,538,045  60,869,243  4,187,619
                                                     =========== ========== ========= ==========  ===========  ==========  =========

               CONTRACT OWNERS' EQUITY

Contracts in accumulation period ...................  53,707,834 18,425,516 2,966,300 63,274,628  110,607,895  60,322,073  4,187,619
Contracts in annuity payment period (note 2) .......          --         --        --    261,478      930,150     547,170         --
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total Contract Owners' Equity ............. $53,707,834 18,425,516 2,966,300 63,536,106  111,538,045  60,869,243  4,187,619
                                                     =========== ========== ========= ==========  ===========  ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                               SEGREGATED SUB-ACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    FRANKLIN              TEMPLETON TEMPLETON                           JANUS
                                                     MUTUAL    FRANKLIN  DEVELOPING   GLOBAL     JANUS     JANUS        ASPEN
                                                     SHARES    SMALL-MID   MARKETS     ASSET     ASPEN     ASPEN    INTERNATIONAL
                                                   SECURITIES    CAP     SECURITIES ALLOCATION  BALANCED   FORTY       GROWTH
                                                   ---------- ---------- ---------- ---------- --------- ---------- -------------
                       ASSETS
Investments in shares of the Franklin Templeton
   Variable Insurance Products Fund:
   Mutual Shares Securities Fund, 475,895 shares
      at net asset value of $18.17 per share
      (cost $7,298,295) .......................... $8,647,018         --         --         --        --         --           --
   Small-Mid Cap Fund, 794,163 shares at net
      asset value of $20.36 per share
      (cost $13,538,319) .........................         -- 16,169,157         --         --        --         --           --
   Developing Markets Securities Fund, 2,987,919
      shares at net asset value of $10.90 per
      share (cost $24,000,002) ...................         --         -- 32,568,317         --        --         --           --
   Global Asset Allocation Fund, 427,305 shares
      at net asset value of $20.88 per share
      (cost $7,751,913) ..........................         --         --         --  8,922,125        --         --           --
Investments in shares of the Janus Aspen Series:
   Balanced Portfolio, 187,566 shares at net
      asset value of $26.62 per share
      (cost $4,545,084) ..........................         --         --         --         -- 4,993,002         --           --
   Forty Portfolio, 973,902 shares at net asset
      value of $27.45 per share
      (cost $25,415,052) .........................         --         --         --         --        -- 26,733,603           --
   International Growth Portfolio, 1,004,194
      shares at net asset value of $35.17 per
      share (cost $28,684,356) ...................         --         --         --         --        --         --   35,317,506
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
                                                    8,647,018 16,169,157 32,568,317  8,922,125 4,993,002 26,733,603   35,317,506
Receivable from Minnesota Life for contract
   purchase payments .............................         --      8,580    312,980        592    11,746      9,421      117,392
Receivable for investments sold ..................        275         --         --         --        --         --           --
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total assets ............................  8,647,293 16,177,737 32,881,297  8,922,717 5,004,748 26,743,024   35,434,898
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------

                     LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges .................        321         --         --         --        --         --           --
Payable for investments purchased ................         --      8,612    313,084        592    11,762      9,462      117,510
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total liabilities .......................        321      8,612    313,084        592    11,762      9,462      117,510
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Net assets applicable to Contract
            owners ............................... $8,646,972 16,169,125 32,568,213  8,922,125 4,992,986 26,733,562   35,317,388
                                                   ========== ========== ==========  ========= ========= ==========   ==========

               CONTRACT OWNERS' EQUITY
Contracts in accumulation period .................  8,646,972 16,100,357 32,161,845  8,881,920 4,992,986 26,588,802   35,175,614
Contracts in annuity payment period (note 2) .....         --     68,768    406,368     40,205        --    144,760      141,774
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total Contract Owners' Equity ........... $8,646,972 16,169,125 32,568,213  8,922,125 4,992,986 26,733,562   35,317,388
                                                   ========== ========== ==========  ========= ========= ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                       MFS
                                                    INVESTORS    MFS        MFS               OPPENHEIMER              OPPENHEIMER
                                                     GROWTH    MID CAP      NEW       MFS       CAPITAL   OPPENHEIMER INTERNATIONAL
                                                      STOCK     GROWTH   DISCOVERY   VALUE   APPRECIATION HIGH INCOME    GROWTH
                                                   ---------- --------- ---------- --------- ------------ ----------- -------------
                       ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 150,704 shares
      at net asset value of $9.72 per share
      (cost $1,282,204) .......................... $1,464,846        --         --        --          --           --          --
   Mid Cap Growth Series, 192,281 shares at net
      asset value of $7.20 per share
      (cost $1,237,271) ..........................         -- 1,384,422         --        --          --           --          --
   New Discovery Series, 805,279 shares at net
      asset value of $15.45 per share
      (cost $11,132,725) .........................         --        -- 12,441,568        --          --           --          --
   Value Series, 449,247 shares at net asset
      value of $12.45 per share
      (cost $5,016,886) ..........................         --        --         -- 5,593,128          --           --          --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 139,681 shares at
      net asset value of $38.23 per share
      (cost $4,787,046) ..........................         --        --         --        --   5,340,000           --          --
   High Income Fund, 2,911,088 shares at net
      asset value of $8.39 per share
      (cost $24,378,015) .........................         --        --         --        --          --   24,424,026          --
Investments in shares of the Panorama Series
   Funds, Inc.:
   International Growth Fund, 3,797,310 shares
      at net asset value of $1.53 per share
      (cost $4,649,654) ..........................         --        --         --        --          --           --   5,809,884
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
                                                    1,464,846 1,384,422 12,441,568 5,593,128   5,340,000   24,424,026   5,809,884
Receivable from Minnesota Life for contract
   purchase payments .............................         --        --         --    23,466          --       43,661      12,482
Receivable for investments sold ..................         33        54      4,685        --      44,915           --          --
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total assets ............................  1,464,879 1,384,476 12,446,253 5,616,594   5,384,915   24,467,687   5,822,366
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------

                     LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges .................         39        60      4,769        --      44,938           --          --
Payable for investments purchased ................         --        --         --    23,492          --       43,817      12,519
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total liabilities .......................         39        60      4,769    23,492      44,938       43,817      12,519
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Net assets applicable to Contract
            owners ............................... $1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,423,870   5,809,847
                                                   ========== ========= ========== =========   =========   ==========   =========

               CONTRACT OWNERS' EQUITY
Contracts in accumulation period .................  1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,072,081   5,809,847
Contracts in annuity payment period (note 2) .....         --        --         --        --          --      351,789          --
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total Contract Owners' Equity ........... $1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,423,870   5,809,847
                                                   ========== ========= ========== =========   =========   ==========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                                              VAN
                                                      PUTNAM VT   PUTNAM VT     PUTNAM VT   PUTNAM VT                       KAMPEN
                                                     GROWTH AND INTERNATIONAL      NEW         NEW    PUTNAM VT VAN KAMPEN EMERGING
                                                       INCOME       EQUITY    OPPORTUNITIES   VALUE    VOYAGER   COMSTOCK   GROWTH
                                                     ---------- ------------- ------------- --------- --------- ---------- --------
                       ASSETS
Investments in shares of the Putnam Variable Trust:
   Growth and Income Fund, 80,926 shares at net
      asset value of $26.35 per share
      (cost $1,827,372) ............................ $2,132,404           --          --           --        --         --       --
   International Equity Fund, 739,423 shares at net
      asset value of $16.26 per share
      (cost $9,599,632) ............................         --   12,023,021          --           --        --         --       --
   New Opportunities Fund, 22,173 shares at net
      asset value of $18.46 per share
      (cost $343,870) ..............................         --           --     409,322           --        --         --       --
   New Value Fund, 181,733 shares at net asset
      value of $17.14 per share (cost $2,744,232) ..         --           --          --    3,114,896        --         --       --
   Voyager Fund, 35,668 shares at net asset value
      of $28.55 per share (cost $917,129) ..........         --           --          --           -- 1,018,318         --       --
Investments in shares of the Van Kampen Funds, Inc.:
   Comstock Fund, 555,027 shares at net asset value
      of $13.65 per share (cost $6,928,945) ........         --           --          --           --        --  7,576,119       --
   Emerging Growth Fund, 14,405 shares at net asset
      value of $27.81 per share (cost $360,322) ....         --           --          --           --        --         --  400,607
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
                                                      2,132,404   12,023,021     409,322    3,114,896 1,018,318  7,576,119  400,607
Receivable from Minnesota Life for contract purchase
      payments .....................................         --           --          --           --        --      3,522       --
Receivable for investments sold ....................         51        1,195          16          136        39         --       16
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total assets .................................  2,132,455   12,024,216     409,338    3,115,032 1,018,357  7,579,641  400,623
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
                    LIABILITIES
Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges .........................................         59        1,263          18          157        42         --       19
Payable for investments purchased ..................         --           --          --           --        --      3,581       --
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total liabilities ............................         59        1,263          18          157        42      3,581       19
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Net assets applicable to Contract owners ..... $2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
                                                     ==========   ==========     =======    ========= =========  =========  =======
               CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...................  2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
Contracts in annuity payment period (note 2) .......         --           --          --           --        --         --       --
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total Contract Owners' Equity ................ $2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
                                                     ==========   ==========     =======    ========= =========  =========  =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                     SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------
                                                  VAN KAMPEN                                     WADDELL & REED
                                                  GROWTH AND   WADDELL & REED   WADDELL & REED    INTERNATIONAL
                                                    INCOME        BALANCED          GROWTH            VALUE
                                                  ----------   --------------   --------------   --------------
                       ASSETS
Investments in shares of the Van Kampen Funds:
   Growth and Income Fund, 120,989 shares at net
      asset value of $20.46 per share
      (cost $2,258,637) ......................... $2,475,441              --               --               --
Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   Balanced Portfolio, 24,122,713 shares at net
      asset value of $7.96 per share
      (cost $192,646,556) .......................         --     192,091,575               --               --
   Growth Portfolio, 18,973,438 shares at net
      asset value of $9.31 per share
      (cost $177,349,474) .......................         --              --      176,693,941               --
   International Value Portfolio, 10,375,750
      shares at net asset value of $19.17 per
      share (cost $170,665,710) .................         --              --               --      198,919,721
   Small Cap Growth Portfolio, 8,372,245 shares
      at net asset value of $10.49 per share
      (cost $87,492,205) ........................         --              --               --               --
   Value Portfolio, 12,886,775 shares at net
      asset value of $6.07 per share
      (cost $73,726,074) ........................         --              --               --               --
   Micro-Cap Growth Portfolio, 1,235,661 shares
      at net asset value of $17.89 per share
      (cost $18,688,789) ........................         --              --               --               --
                                                  ----------     -----------      -----------      -----------
                                                   2,475,441     192,091,575      176,693,941      198,919,721
Receivable from Minnesota Life for contract
   purchase payments ............................     92,570              --            1,183               --
Receivable for investments sold .................         --          92,686               --            3,326
                                                  ----------     -----------      -----------      -----------
      Total assets ..............................  2,568,011     192,184,261      176,695,124      198,923,047
                                                  ----------     -----------      -----------      -----------
                   LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ................         --          92,793               --            3,817
Payable for investments purchased ...............     92,585              --            1,485               --
                                                  ----------     -----------      -----------      -----------
      Total liabilities .........................     92,585          92,793            1,485            3,817
                                                  ----------     -----------      -----------      -----------
      Net assets applicable to Contract owners .. $2,475,426     192,091,468      176,693,639      198,919,230
                                                  ==========     ===========      ===========      ===========
             CONTRACT OWNERS' EQUITY
Contracts in accumulation period ................  2,475,426     187,668,860      174,576,703      198,901,284
Contracts in annuity payment period (note 2) ....         --       4,422,608        2,116,936           17,946
                                                  ----------     -----------      -----------      -----------
      Total Contract Owners' Equity ............. $2,475,426     192,091,468      176,693,639      198,919,230
                                                  ==========     ===========      ===========      ===========

                                                               SEGREGATED SUB-ACCOUNTS
                                                  ------------------------------------------------
                                                  WADDELL & REED                    WADDELL & REED
                                                     SMALL CAP     WADDELL & REED      MICRO-CAP
                                                      GROWTH            VALUE           GROWTH
                                                  --------------   --------------   --------------
                       ASSETS
Investments in shares of the Van Kampen Funds:
   Growth and Income Fund, 120,989 shares at net
      asset value of $20.46 per share
      (cost $2,258,637) .........................           --               --               --
Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   Balanced Portfolio, 24,122,713 shares at net
      asset value of $7.96 per share
      (cost $192,646,556) .......................           --               --               --
   Growth Portfolio, 18,973,438 shares at net
      asset value of $9.31 per share
      (cost $177,349,474) .......................           --               --               --
   International Value Portfolio, 10,375,750
      shares at net asset value of $19.17 per
      share (cost $170,665,710) .................           --               --               --
   Small Cap Growth Portfolio, 8,372,245 shares
      at net asset value of $10.49 per share
      (cost $87,492,205) ........................   87,798,063               --               --
   Value Portfolio, 12,886,775 shares at net
      asset value of $6.07 per share
      (cost $73,726,074) ........................           --       78,226,588               --
   Micro-Cap Growth Portfolio, 1,235,661 shares
      at net asset value of $17.89 per share
      (cost $18,688,789) ........................           --               --       22,102,512
                                                    ----------       ----------       ----------
                                                    87,798,063       78,226,588       22,102,512
Receivable from Minnesota Life for contract
   purchase payments ............................       10,648               --            5,906
Receivable for investments sold .................           --           21,105               --
                                                    ----------       ----------       ----------
      Total assets ..............................   87,808,711       78,247,693       22,108,418
                                                    ----------       ----------       ----------
                   LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ................           --           21,276               --
Payable for investments purchased ...............       10,802               --            5,973
                                                    ----------       ----------       ----------
      Total liabilities .........................       10,802           21,276            5,973
                                                    ----------       ----------       ----------
      Net assets applicable to Contract owners ..   87,797,909       78,226,417       22,102,445
                                                    ==========       ==========       ==========
             CONTRACT OWNERS' EQUITY
Contracts in accumulation period ................   86,496,421       77,297,401       21,943,691
Contracts in annuity payment period (note 2) ....    1,301,488          929,016          158,754
                                                    ----------       ----------       ----------
      Total Contract Owners' Equity .............   87,797,909       78,226,417       22,102,445
                                                    ==========       ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                              SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                                                                      WADDELL               WADDELL
                                                WADDELL &    WADDELL &   WADDELL &  WADDELL & REED    & REED     WADDELL     & REED
                                                REED SMALL   REED CORE  REED ASSET   INTERNATIONAL   SCIENCE &    & REED    DIVIDEND
                                                CAP VALUE     EQUITY     STRATEGY       GROWTH      TECHNOLOGY     BOND      INCOME
                                               -----------  ----------  ----------  --------------  ----------  ---------  ---------
                    ASSETS

Investments in shares of the
   Waddell & Reed Target Funds, Inc.:
   Small Cap Value Portfolio, 4,198,178
      shares at net asset value of $14.58 per
      share (cost $59,801,500) ..............  $61,222,029          --          --            --            --         --         --
   Core Equity Portfolio, 1,347,578 shares at
      net asset value of $11.12 per share
      (cost $14,317,722) ....................           --  14,988,166          --            --            --         --         --
   Asset Strategy Portfolio, 3,098,607 shares
      at net asset value of $8.86 per share
      (cost $25,487,427) ....................           --          --  27,458,309            --            --         --         --
   International Growth Portfolio, 1,331,046
      shares at net asset value of $7.59 per
      share (cost $8,788,586) ...............           --          --          --    10,108,632            --         --         --
   Science & Technology Portfolio, 930,709
      shares at net asset value of $16.88 per
      share (cost $13,320,580) ..............           --          --          --            --    15,714,837         --         --
   Bond Portfolio, 1,375,309 shares at net
      asset value of $5.29 per share
      (cost $7,661,502) .....................           --          --          --            --            --  7,278,134         --
   Dividend Income Portfolio, 887,243 shares
      at net asset value of $6.11 per share
      (cost $4,881,474) .....................           --          --          --            --            --         --  5,423,010
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
                                                61,222,029  14,988,166  27,458,309    10,108,632    15,714,837  7,278,134  5,423,010
Receivable from Minnesota Life for contract
   purchase payments ........................       31,076          --     133,060        19,816        53,536      4,196      6,510
Receivable for investments sold .............           --      60,723          --            --            --         --         --
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total assets ..........................   61,253,105  15,048,889  27,591,369    10,128,448    15,768,373  7,282,330  5,429,520
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------

                 LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ............           --      60,782          --            --            --         --         --
Payable for investments purchased ...........       31,310          --     133,238        19,909        53,688      4,250      6,564
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total liabilities .....................       31,310      60,782     133,238        19,909        53,688      4,250      6,564
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Net assets applicable to Contract
         owners .............................  $61,221,795  14,988,107  27,458,131    10,108,539    15,714,685  7,278,080  5,422,956
                                               ===========  ==========  ==========    ==========    ==========  =========  =========

           CONTRACT OWNERS' EQUITY

Contracts in accumulation period ............   60,452,717  14,688,757  27,383,405     8,092,588    15,697,991  7,278,080  5,422,956
Contracts in annuity payment period
   (note 2) .................................      769,078     299,350      74,726     2,015,951        16,694         --         --
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total Contract Owners' Equity .........  $61,221,795  14,988,107  27,458,131    10,108,539    15,714,685  7,278,080  5,422,956
                                               ===========  ==========  ==========    ==========    ==========  =========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                               --------------------------------------------------------------------------------
                                                             WADDELL                                        WADDELL
                                                              & REED    WADDELL     WADDELL    WADDELL &    & REED     WADDELL
                                                WADDELL &    LIMITED-    & REED     & REED     REED REAL    GLOBAL     & REED
                                                REED HIGH      TERM      MONEY     MORTGAGE     ESTATE      NATURAL    MID CAP
                                                  INCOME       BOND      MARKET   SECURITIES  SECURITIES  RESOURCES*   GROWTH*
                                               -----------  ---------  ---------  ----------  ----------  ----------  --------
                    ASSETS

Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   High Income Portfolio, 3,346,996 shares at
      net asset value of $3.25 per share
      (cost $11,587,268) ....................  $10,883,092         --         --          --          --          --         --
   Limited-Term Bond Portfolio, 425,961
      shares at net asset value of $5.47 per
      share (cost $2,395,571) ...............           --  2,330,136         --          --          --          --         --
   Money Market Portfolio, 1,267,814 shares
      at net asset value of $1.0 per share
      (cost $1,267,814) .....................           --         --  1,267,814          --          --          --         --
   Mortgage Securities Portfolio, 3,300,046
      shares at net asset value of $4.98 per
      share (cost $16,617,977) ..............           --         --         --  16,432,581          --          --         --
   Real Estate Securities Portfolio,
      1,019,450 shares at net asset value of
      $6.96 per share (cost $6,425,789) .....           --         --         --          --   7,096,596          --         --
   Global Natural Resources Portfolio,
      1,210,864 shares at net asset value of
      $6.27 per share (cost $6,834,871) .....           --         --         --          --          --   7,594,658         --
   Mid Cap Growth Portfolio, 723,376 shares
      at net asset value of $6.07 per share
      (cost $3,864,229) .....................           --         --         --          --          --          --  4,387,567
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
                                                10,883,092  2,330,136  1,267,814  16,432,581   7,096,596   7,594,658  4,387,567
Receivable from Minnesota Life for contract
   purchase payments ........................           --         --         --          --       4,178      48,192         --
Receivable for investments sold .............          486         96        177         594          --          --        163
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total assets ..........................   10,883,578  2,330,232  1,267,991  16,433,175   7,100,774   7,642,850  4,387,730
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------

                 LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ............          586        113        184         625          --          --        182
Payable for investments purchased ...........           --         --         --          --       4,256      48,260         --
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total liabilities .....................          586        113        184         625       4,256      48,260        182
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Net assets applicable to Contract
         owners .............................  $10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                               ===========  =========  =========  ==========   =========   =========  =========

           CONTRACT OWNERS' EQUITY

Contracts in accumulation period ............   10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
Contracts in annuity payment period
   (note 2) .................................           --         --         --          --          --          --         --
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total Contract Owners' Equity .........  $10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                               ===========  =========  =========  ==========   =========   =========  =========

*    For the period from April 28, 2005 to December 31, 2005.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010      BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $         --      850,576           --           --          --          --           --
   Mortality, expense charges and
      administrative charges (note 3) ..    (2,105,348)    (312,019)  (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Investment income (loss) - net ...    (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........            --           --           --           --          --          --           --
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    23,045,493   31,187,763   45,031,867   24,713,259   1,762,485   2,200,328    4,357,409
      Cost of investments sold .........   (19,557,155) (31,187,763) (37,935,612) (20,975,813) (1,567,644) (1,855,548)  (3,255,975)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
                                             3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net realized gains (losses) on
         investments ...................     3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
   Net change in unrealized appreciation
      or depreciation of investments ...       391,795           --    3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net gains (losses) on
         investments ...................     3,880,133           --   10,775,057    3,819,211     (38,802)     (7,382)  (4,336,596)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $  1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------
                                                                                            AIM V.I.              AMERICAN
                                            ADVANTUS     ADVANTUS    AIM V.I.                 DENT     AIM V.I.    CENTURY
                                           INDEX 400   REAL ESTATE  AGGRESSIVE  AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                            MID-CAP     SECURITIES    GROWTH    BALANCED     TRENDS     EQUITY   AND GROWTH
                                          -----------  -----------  ----------  --------  -----------  --------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $        --          --          --     25,863         --      3,888      68,650
   Mortality, expense charges and
      administrative charges (note 3) ..     (526,250)   (915,112)    (36,263)   (30,281)    (8,828)    (8,197)    (58,398)
                                          -----------  ----------    --------   --------   --------    -------    --------
      Investment income (loss) - net ...     (526,250)   (915,112)    (36,263)    (4,418)    (8,828)    (4,309)     10,252
                                          -----------  ----------    --------   --------   --------    -------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........           --          --          --         --         --         --          --
                                          -----------  ----------    --------   --------   --------    -------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    8,187,877  13,825,022     530,376    301,446    224,609     82,361     998,389
      Cost of investments sold .........   (5,876,833) (7,497,393)   (447,288)  (420,613)  (194,851)   (69,414)   (805,107)
                                          -----------  ----------    --------   --------   --------    -------    --------
                                            2,311,044   6,327,629      83,088   (119,167)    29,758     12,947     193,282
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net realized gains (losses) on
         investments ...................    2,311,044   6,327,629      83,088   (119,167)    29,758     12,947     193,282
                                          -----------  ----------    --------   --------   --------    -------    --------
   Net change in unrealized appreciation
      or depreciation of investments ...    2,449,251   1,121,734      17,357    193,416      1,465     16,115     (90,380)
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net gains (losses) on
         investments ...................    4,760,295   7,449,363     100,445     74,249     31,223     29,062     102,902
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $ 4,234,045   6,534,251      64,182     69,831     22,395     24,753     113,154
                                          ===========  ==========    ========   ========   ========    =======    ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------------
                                                                  CREDIT                                               FRANKLIN
                                           AMERICAN   AMERICAN    SUISSE                                               LARGE CAP
                                            CENTURY    CENTURY    GLOBAL   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH
                                             ULTRA      VALUE   SMALL CAP   CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES
                                          ----------  --------  ---------  ------------  -------------  ------------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $       --    62,953        --        62,144     1,342,862             --      21,795
   Mortality, expense charges and
      administrative charges (note 3) ..    (657,719) (166,680)  (31,381)     (715,294)   (1,408,289)      (725,356)    (66,082)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Investment income (loss) - net ...    (657,719) (103,727)  (31,381)     (653,150)      (65,427)      (725,356)    (44,287)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........          --   882,642        --         8,878     3,319,853        818,802          --
                                          ----------  --------  --------    ----------    ----------     ----------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............   1,184,616   645,615   555,604     4,949,699     7,869,063      5,871,052     510,079
      Cost of investments sold .........    (917,314) (556,664) (489,303)   (3,763,102)   (6,613,548)    (3,512,293)   (463,688)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
                                             267,302    88,951    66,301     1,186,597     1,255,515      2,358,759      46,391
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net realized gains (losses) on
         investments ...................     267,302   971,593    66,301     1,195,475     4,575,368      3,177,561      46,391
                                          ----------  --------  --------    ----------    ----------     ----------    --------
   Net change in unrealized
      appreciation or depreciation
      of investments ...................   1,148,396  (334,101)  322,883     7,451,620           162      6,038,502      (5,108)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net gains (losses) on
         investments ...................   1,415,698   637,492   389,184     8,647,095     4,575,530      9,216,063      41,283
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $  757,979   533,765   357,803     7,993,945     4,510,103      8,490,707      (3,004)
                                          ==========  ========  ========    ==========    ==========     ==========    ========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           FRANKLIN                TEMPLETON                                          JANUS
                                            MUTUAL     FRANKLIN   DEVELOPING    TEMPLETON     JANUS      JANUS        ASPEN
                                            SHARES     SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN      ASPEN    INTERNATIONAL
                                          SECURITIES      CAP     SECURITIES   ALLOCATION   BALANCED     FORTY        GROWTH
                                          ----------  ----------  ----------  ------------  --------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $  67,135           --     295,884      340,477     92,320       1,949      288,734
   Mortality, expense charges and
      administrative charges (note 3) ..   (103,371)    (216,525)   (306,163)    (107,364)   (55,975)   (302,978)    (339,232)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Investment income (loss) - net ...    (36,236)    (216,525)    (10,279)     233,113     36,345    (301,029)     (50,498)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........     19,423           --          --           --         --          --           --
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    481,261    3,344,797   5,790,610    1,988,614    562,313   3,602,075    4,912,708
      Cost of investments sold .........   (366,880)  (2,849,978) (4,082,950)  (1,620,336)  (496,063) (3,692,392)  (5,022,403)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
                                            114,381      494,819   1,707,660      368,278     66,250     (90,317)    (109,695)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net realized gains (losses) on
         investments ...................    133,804      494,819   1,707,660      368,278     66,250     (90,317)    (109,695)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments ...................    564,553      264,307   4,168,608     (364,477)   168,617   2,858,116    7,599,010
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net gains (losses) on
         investments ...................    698,357      759,126   5,876,268        3,801    234,867   2,767,799    7,489,315
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $ 662,121      542,601   5,865,989      236,914    271,212   2,466,770    7,438,817
                                          =========   ==========  ==========   ==========   ========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                MFS         MFS        MFS                OPPENHEIMER                OPPENHEIMER
                                             INVESTORS    MID CAP      NEW        MFS       CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK   GROWTH    DISCOVERY    VALUE   APPRECIATION  HIGH INCOME      GROWTH
                                           ------------  --------  ----------  --------  ------------  -----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..    $   2,027          --          --    67,217       36,036    1,132,568        34,068
   Mortality, expense charges and
      administrative charges (note 3) ..      (19,903)    (20,044)   (172,835)  (66,223)    (100,803)    (308,411)      (80,460)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Investment income (loss) - net ...      (17,876)    (20,044)   (172,835)      994      (64,767)     824,157       (46,392)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........           --          --          --    61,857           --           --            --
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............      267,166     453,319   1,353,600   989,010    1,188,070    1,573,968     1,550,773
      Cost of investments sold .........     (234,144)   (439,374) (1,249,932) (777,781)  (1,031,392)  (1,542,181)   (1,342,442)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
                                               33,022      13,945     103,668   211,229      156,678       31,787       208,331
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net realized gains (losses) on
         investments ...................       33,022      13,945     103,668   273,086      156,678       31,787       208,331
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
   Net change in unrealized appreciation
      or depreciation of investments ...       25,443      14,083     558,093   (39,133)      83,880     (717,189)      500,535
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net gains (losses) on
         investments ...................       58,465      28,028     661,761   233,953      240,558     (685,402)      708,866
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................    $  40,589       7,984     488,926   234,947      175,791      138,755       662,474
                                            =========    ========  ==========  ========   ==========   ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   EMERGING
                                             INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..   $  29,501      167,897           383       20,842      5,613      48,035         33
   Mortality, expense charges and
      administrative charges (note 3) ..     (27,478)    (166,451)       (5,175)     (38,762)   (12,643)   (115,223)   (10,978)
                                           ---------   ----------       -------     --------   --------    --------    -------
      Investment income (loss) - net ...       2,023        1,446        (4,792)     (17,920)    (7,030)    (67,188)   (10,945)
                                           ---------   ----------       -------     --------   --------    --------    -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........          --           --            --           --         --     166,328         --
                                           ---------   ----------       -------     --------   --------    --------    -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............     267,628    2,733,498       102,857      521,316    260,486     388,379     64,926
      Cost of investments sold .........    (211,209)  (2,097,747)      (85,257)    (417,738)  (229,269)   (300,618)   (62,687)
                                           ---------   ----------       -------     --------   --------    --------    -------
                                              56,419      635,751        17,600      103,578     31,217      87,761      2,239
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net realized gains (losses) on
         investments ...................      56,419      635,751        17,600      103,578     31,217     254,089      2,239
                                           ---------   ----------       -------     --------   --------    --------    -------
   Net change in unrealized appreciation
      or depreciation of investments ...      18,971      537,807        15,846       33,765     12,138      16,084     24,262
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net gains (losses) on
         investments ...................      75,390    1,173,558        33,446      137,343     43,355     270,173     26,501
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net increase (decrease) in net
         assets resulting from
         operations ....................   $  77,413    1,175,004        28,654      119,423     36,325     202,985     15,556
                                           =========   ==========       =======     ========   ========    ========    =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                             SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                                VAN                                              WADDELL
                                              KAMPEN                                WADDELL      & REED                    WADDELL
                                              GROWTH     WADDELL      WADDELL       & REED        SMALL       WADDELL      & REED
                                                AND      & REED        & REED    INTERNATIONAL     CAP        & REED      MICRO-CAP
                                              INCOME     BALANCED      GROWTH        VALUE        GROWTH       VALUE       GROWTH
                                             --------  -----------  -----------  ------------- -----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ...... $  9,608    2,387,493        4,933     3,945,620           --    1,103,563          --
   Mortality, expense charges and
      administrative charges (note 3) ......  (34,591)  (2,592,391)  (2,085,484)   (2,376,270)  (1,073,844)    (985,901)   (258,024)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Investment income (loss) - net .......  (24,983)    (204,898)  (2,080,551)    1,569,350   (1,073,844)     117,662    (258,024)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund ...............   27,131           --           --    15,996,362    3,545,120    4,043,345          --
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..................  104,752   50,835,508   36,604,641    27,391,553   15,089,606   12,377,663   4,589,518
      Cost of investments sold .............  (79,167) (52,655,403) (42,738,676)  (20,513,107) (15,933,788) (10,853,356) (4,674,369)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
                                               25,585   (1,819,895)  (6,134,035)    6,878,446     (844,182)   1,524,307     (84,851)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net realized gains (losses) on
         investments .......................   52,716   (1,819,895)  (6,134,035)   22,874,808    2,700,938    5,567,652     (84,851)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments .......   89,639    9,091,968   23,786,803    (6,875,788)   7,575,774   (3,342,630)  3,870,160
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net gains (losses) on investments ....  142,355    7,272,073   17,652,768    15,999,020   10,276,712    2,225,022   3,785,309
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net increase (decrease) in net assets
         resulting from operations ......... $117,372    7,067,175   15,572,217    17,568,370    9,202,868    2,342,684   3,527,285
                                             ========  ===========  ===========   ===========  ===========  ===========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 WADDELL      WADDELL    WADDELL      WADDELL       WADDELL              WADDELL
                                                  & REED      & REED      & REED       & REED       & REED     WADDELL   & REED
                                                SMALL CAP      CORE       ASSET    INTERNATIONAL   SCIENCE &   & REED   DIVIDEND
                                                  VALUE       EQUITY     STRATEGY     GROWTH      TECHNOLOGY    BOND     INCOME
                                               -----------  ----------  ---------  -------------  ----------  --------  --------
 Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) .......  $        --      49,251    217,691      201,713            --   322,129    56,405
   Mortality, expense charges and
      administrative charges (note 3) .......     (739,051)   (183,102)  (192,685)    (104,602)     (166,253)  (69,599)  (61,818)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Investment income (loss) - net ........     (739,051)   (133,851)    25,006       97,111      (166,253)  252,530    (5,413)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund ................    9,678,796          --  1,778,400           --            --    34,209        --
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ...................    6,476,832   2,609,667  1,126,057    2,461,254     1,191,864   149,944   253,293
      Cost of investments sold ..............   (4,577,602) (2,698,935)  (927,564)  (2,262,828)   (1,020,457) (152,630) (209,927)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
                                                 1,899,230     (89,268)   198,493      198,426       171,407    (2,686)   43,366
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net realized gains (losses) on
         investments ........................   11,578,026     (89,268) 1,976,893      198,426       171,407    31,523    43,366
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net change in unrealized appreciation
         or depreciation of investments .....   (9,041,612)  1,262,243  1,632,250      916,650     1,804,845  (286,044)  432,936
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net gains (losses) on investments .....    2,536,414   1,172,975  3,609,143    1,115,076     1,976,252  (254,521)  476,302
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net increase (decrease) in net assets
         resulting from operations ..........  $ 1,797,363   1,039,124  3,634,149    1,212,187     1,809,999    (1,991)  470,889
                                               ===========  ==========  =========   ==========    ==========  ========  ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                                      WADDELL                            WADDELL    WADDELL
                                           WADDELL    & REED     WADDELL     WADDELL     & REED      & REED   WADDELL
                                            & REED   LIMITED-    & REED      & REED       REAL       GLOBAL    & REED
                                             HIGH      TERM       MONEY     MORTGAGE     ESTATE     NATURAL   MID CAP
                                            INCOME     BOND      MARKET    SECURITIES  SECURITIES  RESOURCES   GROWTH
                                          ---------  --------  ----------  ----------  ----------  ---------  -------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $ 815,085   75,223       23,418     637,505      93,659        --        --
   Mortality, expense charges and
      administrative charges (note 3) ..   (124,981) (22,627)     (12,977)   (234,316)   (142,978)  (26,259)  (27,311)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Investment income (loss) - net ...    690,104   52,596       10,441     403,189     (49,319)  (26,259)  (27,311)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........         --       --           --          --     163,872    36,031        --
                                          ---------  -------   ----------  ----------  ----------  --------   -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    205,923   74,828    1,719,363   3,376,897   7,171,615   199,712    36,658
      Cost of investments sold .........   (202,537) (75,443)  (1,719,363) (3,274,930) (5,177,344) (171,321)  (32,953)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
                                              3,386     (615)          --     101,967   1,994,271    28,391     3,705
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net realized gains (losses) on
         investments ...................      3,386     (615)          --     101,967   2,158,143    64,422     3,705
                                          ---------  -------   ----------  ----------  ----------  --------   -------
   Net change in unrealized appreciation
      or depreciation of investments ...   (564,149) (48,000)          --    (386,714) (1,106,950)  759,787   523,338
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net gains (losses) on investments    (560,763) (48,615)          --    (284,747)  1,051,193   824,209   527,043
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net increase (decrease) in net
         assets resulting from
        operations .....................  $ 129,341    3,981       10,441     118,442   1,001,874   797,950   499,732
                                          =========  =======   ==========  ==========  ==========  ========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006  BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net ......  $ (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
   Net realized gains (losses) on
      investments ......................     3,488,338         --      7,096,255    3,737,446     194,841     344,780    1,101,434
   Net change in unrealized appreciation
      or depreciation of investments ...       391,795         --      3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations ...........     1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........    30,186,284   34,550,763   11,939,609   12,889,965      79,675     373,809    3,489,356
   Contract withdrawals and charges ....   (21,553,228) (31,089,015) (36,346,054) (23,191,122) (1,686,127) (2,120,092)  (3,917,297)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        17,736          479      179,782       18,509       3,407       3,658        2,150
   Annuity benefit payments ............      (310,082)      (9,442)  (6,329,215)    (313,214)    (28,549)    (30,715)     (49,558)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions ...............     8,340,710    3,452,785  (30,555,877) (10,595,862) (1,631,594) (1,773,340)    (475,349)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets ......    10,115,495    3,991,342  (22,711,956)  (8,522,310) (1,725,439) (1,851,030)  (5,391,263)
Net assets at the beginning of period ..   157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of period ........  $167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------
                                                                                             AIM V.I.              AMERICAN
                                            ADVANTUS     ADVANTUS    AIM V.I.                  DENT     AIM V.I.    CENTURY
                                           INDEX 400   REAL ESTATE  AGGRESSIVE   AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                            MID-CAP     SECURITIES    GROWTH     BALANCED     TRENDS     EQUITY   AND GROWTH
                                          -----------  -----------  ----------  ---------  -----------  --------  ----------
Operations:
   Investment income (loss) - net ......  $  (526,250)    (915,112)   (36,263)     (4,418)    (8,828)    (4,309)     10,252
   Net realized gains (losses) on
      investments ......................    2,311,044    6,327,629     83,088    (119,167)    29,758     12,947     193,282
   Net change in unrealized appreciation
      or depreciation of investments ...    2,449,251    1,121,734     17,357     193,416      1,465     16,115     (90,380)
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........    4,234,045    6,534,251     64,182      69,831     22,395     24,753     113,154
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   14,567,247   14,654,387    734,876     179,712     26,841    105,226     643,216
   Contract withdrawals and charges ....   (7,926,242) (13,294,862)  (503,240)   (280,191)  (217,251)   (76,976)   (963,506)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        1,339        4,534         --          --         --         --          --
   Annuity benefit payments ............      (69,408)    (128,019)        --          --         --         --          --
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Increase (decrease) in net assets from
   contract transactions ...............    6,572,936    1,236,039    231,636    (100,479)  (190,410)    28,250    (320,290)
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Increase (decrease) in net assets ......   10,806,981    7,770,290    295,818     (30,648)  (168,015)    53,003    (207,136)
Net assets at the beginning of period ..   36,571,393   65,607,398  1,550,204   2,125,161    747,092    580,517   4,215,839
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Net assets at the end of period ........  $47,378,374   73,377,688  1,846,022   2,094,513    579,077    633,520   4,008,703
                                          ===========  ===========  =========   =========   ========    =======   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          FRANKLIN
                                            AMERICAN    AMERICAN   CREDIT SUISSE   FIDELITY      FIDELITY     FIDELITY    LARGE CAP
                                            CENTURY      CENTURY       GLOBAL        VIP           VIP           VIP       GROWTH
                                             ULTRA        VALUE      SMALL CAP    CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          -----------  ----------  -------------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net ......  $  (657,719)   (103,727)     (31,381)     (653,150)      (65,427)    (725,356)   (44,287)
   Net realized gains (losses) on
      investments ......................      267,302     971,593       66,301     1,195,475     4,575,368    3,177,561     46,391
   Net change in unrealized appreciation
      or depreciation of investments ...    1,148,396    (334,101)     322,883     7,451,620           162    6,038,502     (5,108)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations ...........      757,979     533,765      357,803     7,993,945     4,510,103    8,490,707     (3,004)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   16,162,916  10,572,746      650,495    14,356,863    22,370,491   10,631,742  1,642,986
   Contract withdrawals and charges ....   (1,021,966)   (608,614)    (535,438)   (4,628,698)   (7,287,187)  (5,510,919)  (475,327)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        1,214          83           --         1,355         2,625        2,830         --
   Annuity benefit payments ............      (61,437)     (8,330)          --       (56,262)     (128,444)     (64,985)    (6,981)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions ...............   15,080,727   9,955,884      115,057     9,673,258    14,957,484    5,058,668  1,160,678
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Increase (decrease) in net assets ......   15,838,706  10,489,649      472,860    17,667,203    19,467,587   13,549,375  1,157,674
Net assets at the beginning of period ..   37,869,128   7,935,867    2,493,440    45,868,903    92,070,458   47,319,868  3,029,945
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Net assets at the end of period ........  $53,707,834  18,425,516    2,966,300    63,536,106   111,538,045   60,869,243  4,187,619
                                          ===========  ==========    =========    ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                            FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                             MUTUAL     FRANKLIN   DEVELOPING    GLOBAL      JANUS       JANUS        ASPEN
                                             SHARES     SMALL-MID    MARKETS      ASSET      ASPEN       ASPEN    INTERNATIONAL
                                           SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY        GROWTH
                                          -----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net ......  $  (36,236)    (216,525)    (10,279)    233,113     36,345    (301,029)     (50,498)
   Net realized gains (losses) on
      investments ......................     133,804      494,819   1,707,660     368,278     66,250     (90,317)    (109,695)
   Net change in unrealized appreciation
      or depreciation of investments ...     564,553      264,307   4,168,608    (364,477)   168,617   2,858,116    7,599,010
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations ...........     662,121      542,601   5,865,989     236,914    271,212   2,466,770    7,438,817
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------

Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   2,388,614    1,814,037  13,888,071   2,900,215  1,825,801   6,696,101   11,037,902
   Contract withdrawals and charges ....    (445,132)  (3,209,728) (5,647,680) (1,925,749)  (528,969) (3,440,168)  (4,767,907)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period ...................         183          374       4,519         136         --       1,343        1,230
   Annuity benefit payments ............      (2,063)     (18,455)    (43,797)    (10,110)        --     (25,845)     (24,569)
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions ...............   1,941,602   (1,413,771)  8,201,114     964,492  1,296,832   3,231,431    6,246,657
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets ......   2,603,723     (871,170) 14,067,103   1,201,406  1,568,044   5,698,201   13,685,474
Net assets at the beginning of period ..   6,043,249   17,040,295  18,501,110   7,720,719  3,424,942  21,035,361   21,631,914
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Net assets at the end of period ........  $8,646,972   16,169,125  32,568,213   8,922,125  4,992,986  26,733,562   35,317,388
                                          ==========   ==========  ==========  ==========  =========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------------
                                              MFS
                                           INVESTORS     MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                            GROWTH     MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                             STOCK      GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME      GROWTH
                                          ----------  ---------  ----------  ---------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net ......  $  (17,876)   (20,044)   (172,835)       994     (64,767)      824,157       (46,392)
   Net realized gains (losses) on
      investments ......................      33,022     13,945     103,668    273,086     156,678        31,787       208,331
   Net change in unrealized appreciation
      or depreciation of investments ...      25,443     14,083     558,093    (39,133)     83,880      (717,189)      500,535
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations ...........      40,589      7,984     488,926    234,947     175,791       138,755       662,474
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------

Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........     244,113    204,175   1,587,057  2,465,472   1,519,250     8,808,373     1,748,146
   Contract withdrawals and charges ....    (254,843)  (440,258) (1,253,115)  (951,744)  1,121,299)   (1,483,698)   (1,499,006)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period ...................          --         --         411        228          --           774            (1)
   Annuity benefit payments ............          --         --     (16,958)    (1,790)         --       (40,307)       (7,547)
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions ...............     (10,730)  (236,083)    317,395  1,512,166     397,951     7,285,141       241,592
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Increase (decrease) in net assets ......      29,859   (228,099)    806,321  1,747,113     573,742     7,423,896       904,066
Net assets at the beginning of period ..   1,434,981  1,612,515  11,635,163  3,845,989   4,766,235    16,999,974     4,905,781
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Net assets at the end of period ........  $1,464,840  1,384,416  12,441,484  5,593,102   5,339,977    24,423,870     5,809,847
                                          ==========  =========  ==========  =========   =========    ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                VAN     VAN KAMPEN
                                          GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT    KAMPEN    EMERGING
                                            INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK    GROWTH
                                          ----------  -------------  -------------  ---------  ---------  ---------  ----------
Operations:
   Investment income (loss) - net ......  $    2,023         1,446       (4,792)      (17,920)    (7,030)   (67,188)  (10,945)
   Net realized gains (losses) on
      investments ......................      56,419       635,751       17,600       103,578     31,217    254,089     2,239
   Net change in unrealized appreciation
      or depreciation of investments ...      18,971       537,807       15,846        33,765     12,138     16,084    24,262
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Net increase (decrease) in net assets
   resulting from operations ...........      77,413     1,175,004       28,654       119,423     36,325    202,985    15,556
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments ..........     451,935     1,904,707      117,831     1,287,624    335,648  3,228,764   185,505
   Contract withdrawals and charges ....    (249,087)   (2,636,761)     (98,901)     (494,606)  (252,427)  (346,320)  (54,760)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................          --             5           --            (0)        --         --        --
   Annuity benefit payments ............          --          (997)          --        (7,436)        --         --        --
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Increase (decrease) in net assets from
   contract transactions ...............     202,848      (733,046)      18,930       785,582     83,221  2,882,444   130,745
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Increase (decrease) in net assets ......     280,261       441,958       47,584       905,005    119,546  3,085,429   146,301
Net assets at the beginning of period ..   1,852,135    11,580,995      361,736     2,209,870    898,769  4,490,631   254,303
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Net assets at the end of period ........  $2,132,396    12,022,953      409,320     3,114,875  1,018,315  7,576,060   400,604
                                          ==========    ==========      =======     =========  =========  =========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                   WADDELL       WADDELL                   WADDELL
                                          VAN KAMPEN    WADDELL      WADDELL        & REED       & REED       WADDELL      & REED
                                          GROWTH AND     & REED       & REED    INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net ......  $  (24,983)    (204,898)  (2,080,551)    1,569,350    (1,073,844)     117,662    (258,024)
   Net realized gains (losses) on
      investments ......................      52,716   (1,819,895)  (6,134,035)   22,874,808     2,700,938    5,567,652     (84,851)
   Net change in unrealized appreciation
      or depreciation of investments ...      89,639    9,091,968   23,786,803    (6,875,788)    7,575,774   (3,342,630)  3,870,160
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ...........     117,372    7,067,175   15,572,217    17,568,370     9,202,868    2,342,684   3,527,285
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments ..........   1,441,679    5,091,588   20,474,971    30,299,386     9,009,274   13,449,792   4,119,127
   Contract withdrawals and charges ....     (81,794) (47,926,281) (34,647,996)  (25,602,707)  (14,105,802) (11,569,457) (4,380,640)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................          --       40,296       20,389        26,787        16,408       15,529         986
   Annuity benefit payments ............          --     (553,113)    (274,865)     (233,004)     (161,186)    (136,482)    (44,585)
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions ...............   1,359,885  (43,347,511) (14,427,500)    4,490,462    (5,241,307)   1,759,382    (305,113)
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Increase (decrease) in net assets ......   1,477,257  (36,280,336)   1,144,717    22,058,832     3,961,561    4,102,066   3,222,172
Net assets at the beginning of period ..     998,169  228,371,804  175,548,922   176,860,398    83,836,348   74,124,351  18,880,273
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Net assets at the end of period ........  $2,475,426  192,091,468  176,693,639   198,919,230    87,797,909   78,226,417  22,102,445
                                          ==========  ===========  ===========   ===========   ===========   ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            WADDELL                    WADDELL       WADDELL       WADDELL                  WADDELL
                                            & REED        WADDELL      & REED        & REED        & REED      WADDELL      & REED
                                           SMALL CAP      & REED        ASSET     INTERNATIONAL   SCIENCE &    & REED      DIVIDEND
                                             VALUE      CORE EQUITY   STRATEGY       GROWTH      TECHNOLOGY     BOND        INCOME
                                          -----------   -----------  ----------   -------------  ----------   ---------   ---------
Operations:
   Investment income (loss) - net ......  $  (739,051)    (133,851)      25,006        97,111      (166,253)    252,530      (5,413)
   Net realized gains (losses) on
      investments ......................   11,578,026      (89,268)   1,976,893       198,426       171,407      31,523      43,366
   Net change in unrealized
      appreciation or depreciation
      of investments ...................   (9,041,612)   1,262,243    1,632,250       916,650     1,804,845    (286,044)    432,936
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........    1,797,363    1,039,124    3,634,149     1,212,187     1,809,999      (1,991)    470,889
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments ..........   15,793,114    4,102,713   19,750,687     7,175,926     9,214,961   5,328,745   3,285,694
   Contract withdrawals and charges ....   (6,064,102)  (2,443,598)  (1,100,115)   (2,428,385)   (1,150,751)   (135,274)   (235,790)
   Actuarial adjustments for
      mortality experience on
      annuities in  payment period .....        5,831        2,221           11           147            (8)         --          --
   Annuity benefit payments ............      (99,503)     (78,454)      (4,017)       (1,888)       (8,242)         --          --
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Increase (decrease) in net assets
   from  contract transactions .........    9,635,340    1,582,882   18,646,566     4,745,800     8,055,960   5,193,471   3,049,904
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Increase (decrease) in net assets ......   11,432,703    2,622,006   22,280,715     5,957,987     9,865,959   5,191,480   3,520,793
Net assets at the beginning of
   period ..............................   49,789,092   12,366,101    5,177,416     4,150,552     5,848,726   2,086,600   1,902,163
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Net assets at the end of period ........  $61,221,795   14,988,107   27,458,131    10,108,539    15,714,685   7,278,080   5,422,956
                                          ===========   ==========   ==========    ==========    ==========   =========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                               WADDELL
                                            WADDELL        WADDELL      WADDELL      WADDELL      WADDELL      & REED      WADDELL
                                            & REED         & REED       & REED       & REED       & REED       GLOBAL      & REED
                                             HIGH       LIMITED-TERM     MONEY      MORTGAGE    REAL ESTATE    NATURAL     MID CAP
                                            INCOME          BOND        MARKET     SECURITIES    SECURITIES   RESOURCES    GROWTH
                                          -----------   ------------  ----------   ----------   -----------   ---------   ---------
Operations:
   Investment income (loss) - net ......  $   690,104       52,596        10,441      403,189       (49,319)    (26,259)    (27,311)
   Net realized gains (losses) on
      investments ......................        3,386         (615)           --      101,967     2,158,143      64,422       3,705
   Net change in unrealized
      appreciation or depreciation
      of investments ...................     (564,149)     (48,000)           --     (386,714)   (1,106,950)    759,787     523,338
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........      129,341        3,981        10,441      118,442     1,001,874     797,950     499,732
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments ..........    6,890,433    1,662,294     1,761,512    2,455,211     3,695,074   7,002,942   3,916,580
   Contract withdrawals and charges ....     (189,351)     (65,020)   (1,712,066)  (3,300,521)   (7,147,182)   (206,302)    (28,764)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period ......           --           --            --           --            --          --          --
   Annuity benefit payments ............           --           --            --           --            --          --          --
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Increase (decrease) in net assets
   from contract transactions ..........    6,701,082    1,597,274        49,446     (845,310)   (3,452,108)  6,796,640   3,887,816
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Increase (decrease) in net assets ......    6,830,423    1,601,255        59,887     (726,868)   (2,450,234)  7,594,590   4,387,548
Net assets at the beginning of
   period ..............................    4,052,569      728,864     1,207,920   17,159,418     9,546,752          --          --
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Net assets at the end of period ........  $10,882,992    2,330,119     1,267,807   16,432,550     7,096,518   7,594,590   4,387,548
                                          ===========    =========     =========   ==========    ==========   =========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                 ADVANTUS    ADVANTUS
                                                           ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING    ADVANTUS
                                             ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT INTERNATIONAL
                                               BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010     BOND
                                           ------------  -----------  -----------  -----------  ----------  ----------  ------------
Operations:
  Investment income (loss) - net ......... $ (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)    (609,706)
  Net realized gains (losses) on
    investments ..........................    3,151,222            -    3,284,673    3,926,211     525,493     213,772    3,050,270
  Net change in unrealized appreciation
     or depreciation of investments ......    4,166,128            -   22,648,527    2,689,082    (498,087)     12,181    1,771,102
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations .............    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858    4,211,666
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............   26,966,184   37,297,242   37,931,891   14,721,649     100,664     489,578    3,544,314
  Contract withdrawals and charges .......  (25,367,787) (46,293,192) (27,292,818) (32,762,320) (4,382,327) (1,533,501) (13,334,196)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................       15,409         (707)     133,501       14,631       2,993       3,137        1,209
  Annuity benefit payments ...............     (366,207)     (20,836)  (4,972,520)    (314,579)    (30,453)    (31,989)     (51,509)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions .................    1,247,599   (9,017,493)   5,800,055  (18,340,619) (4,309,123) (1,072,775)  (9,840,182)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets ........    6,619,401   (9,215,468)  28,847,522  (13,559,899) (4,378,625)   (936,917)  (5,628,516)
Net assets at the beginning of year ......  150,703,416   43,250,792  245,642,588  151,561,342   9,953,107   7,647,073   54,896,928
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year ............ $157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                           ============  ===========  ===========  ===========  ==========  ==========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------------
                                                                                                 AIM V.I.                AMERICAN
                                               ADVANTUS     ADVANTUS      AIM V.I.                 DENT      AIM V.I.    CENTURY
                                              INDEX 400    REAL ESTATE   AGGRESSIVE   AIM V.I.  DEMOGRAPHIC   PREMIER    INCOME
                                               MID-CAP      SECURITIES     GROWTH     BALANCED    TRENDS      EQUITY    AND GROWTH
                                             -----------   -----------   ----------  ---------  -----------  --------   ----------
Operations:
  Investment income (loss) - net .........   $  (395,143)     (656,795)    (16,624)      1,829     (8,834)     (5,704)    (14,498)
  Net realized gains (losses) on
    investments ..........................     1,179,566     5,112,519      18,132      (2,988)    16,190      24,519      63,749
  Net change in unrealized appreciation
    or depreciation of investments .......     3,577,023    10,596,017     132,268     110,022     37,005       4,085     323,571
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net increase (decrease) in net assets
  resulting from operations ..............     4,361,446    15,051,741     133,776     108,863     44,361      22,900     372,822
                                             -----------   -----------   ---------   ---------   --------    --------   ---------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............    12,155,335    20,332,189     623,541   1,137,943    250,914     178,527   1,695,233
  Contract withdrawals and charges .......    (6,493,903)  (14,999,895)    (91,289)   (458,944)  (101,982)   (140,518)   (357,121)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................           837           706           -           -          -           -           -
  Annuity benefit payments ...............       (59,398)      (81,701)          -           -          -           -           -
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets
  from contract transactions .............     5,602,871     5,251,299     532,252     678,999    148,932      38,009   1,338,112
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets ........     9,964,317    20,303,040     666,028     787,862    193,293      60,909   1,710,934
Net assets at the beginning of year ......    26,607,076    45,304,358     884,176   1,337,299    553,799     519,608   2,504,905
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net assets at the end of year ............   $36,571,393    65,607,398   1,550,204   2,125,161    747,092     580,517   4,215,839
                                             ===========   ===========   =========   =========   ========    ========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                            CREDIT
                                                                            SUISSE
                                                                            GLOBAL                 FIDELITY               FRANKLIN
                                                  AMERICAN     AMERICAN      POST-    FIDELITY       VIP       FIDELITY   LARGE CAP
                                                  CENTURY      CENTURY      VENTURE     VIP        EQUITY-       VIP       GROWTH
                                                   ULTRA        VALUE       CAPITAL  CONTRAFUND    INCOME      MID-CAP    SECURITIES
                                                ------------- ----------- ---------- ----------  ----------- ----------- -----------
Operations:
 Investment income (loss) - net ............... $   (367,216)    (37,734)   (29,485)   (430,269)   (137,733)   (490,651)    (19,256)
 Net realized gains (losses) on
  investments .................................      126,732     220,635    (71,253)    515,317     665,990   1,029,651     118,359
 Net change in unrealized appreciation or
  depreciation of investments .................    2,959,616     531,323    437,868   5,125,798   7,026,078   7,820,193      85,088
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ..................    2,719,132     714,224    337,130   5,210,846   7,554,335   8,359,193     184,191
                                                ------------  ----------- ---------- ----------- ----------  ----------  ----------
Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments ...................   20,545,499   5,612,091    888,949  11,306,291  32,761,753  10,455,209   5,831,545
 Contract withdrawals and charges .............     (749,725) (1,192,404)  (813,027) (4,694,403) (4,840,364) (3,635,726) (4,187,473)
 Actuarial adjustments for mortality
  experience on annuities in payment period            1,088           1          -          91         781       1,019           -
 Annuity benefit payments .....................      (58,288)       (952)         -     (41,883)   (118,110)    (49,126)       (926)
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions .......................   19,738,573   4,418,736     75,922   6,570,096  27,804,060   6,771,376   1,643,146
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets .............   22,457,705   5,132,960    413,052  11,780,942  35,358,395  15,130,569   1,827,337
Net assets at the beginning of year ...........   15,411,423   2,802,907  2,080,388  34,087,961  56,712,063  32,189,299   1,202,608
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at the end of year ................. $ 37,869,128   7,935,867  2,493,440  45,868,903  92,070,458  47,319,868   3,029,945
                                                ============  ==========  =========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                         FRANKLIN                TEMPLETON    TEMPLETON
                                          MUTUAL                 DEVELOPING    GLOBAL      JANUS       JANUS            JANUS
                                          SHARES     FRANKLIN     MARKETS      ASSET       ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                        SECURITIES   SMALL CAP   SECURITIES  ALLOCATION   BALANCED  APPRECIATION      GROWTH
                                        ----------   ---------  -----------  ----------- ---------  ------------- --------------
Operations:
 Investment income (loss) - net ....... $  (29,382)   (198,838)      85,581     104,260     31,870    (240,223)         (72,175)
 Net realized gains (losses)
   on investments .....................     76,883     263,488      820,696     255,992     46,719  (1,169,673)      (1,107,410)
 Net change in unrealized
   appreciation or depreciation
   of investments .....................    467,176   1,442,095    2,405,078     573,378    140,550   4,324,741        4,118,087
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net increase (decrease) in net assets
   resulting from operations ..........    514,677   1,506,745    3,311,355     933,630    219,139   2,914,845        2,938,502
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Contract transactions
   (notes 2, 3, 4 and 5):
 Contract purchase payments ...........  3,136,043   4,640,663   15,681,044   2,493,885  1,568,531   3,121,875        8,342,646
 Contract withdrawals and charges .....   (360,139) (2,579,729) (13,378,947) (1,682,483)  (479,248) (3,681,602)      (5,835,632)
 Actuarial adjustments for mortality
   experience on annuities in
   payment period .....................        (50)       (203)       2,994         120          -       1,028            1,087
 Annuity benefit payments .............       (119)    (16,643)     (34,918)     (9,538)         -     (19,399)         (19,707)
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net
 assets from contract transactions ....  2,775,736   2,044,089    2,270,173     801,984  1,089,283    (578,098)       2,488,394
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net assets .....  3,290,413   3,550,834    5,581,528   1,735,614  1,308,422   2,336,747        5,426,896
Net assets at the beginning of year ...  2,752,836  13,489,461   12,919,582   5,985,105  2,116,520  18,698,614       16,205,018
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net assets at the end of year ......... $6,043,249  17,040,295   18,501,110   7,720,719  3,424,942  21,035,361       21,631,914
                                        ==========  ==========  ===========  ==========  =========  ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                            MFS          MFS          MFS                   OPPENHEIMER                OPPENHEIMER
                                         INVESTORS      MID CAP       NEW           MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                        GROWTH STOCK    GROWTH      DISCOVERY     VALUE     APPRECIATION  HIGH INCOME     GROWTH
                                        ------------ ------------ ------------  ---------- ------------- ------------ -------------
Operations:
  Investment income
    (loss) - net ...................... $   (18,278)     (19,794)    (130,089)      15,922      (45,967)     432,315      (11,859)
  Net realized gains
    (losses) on investments ...........      65,823      133,432      258,175      103,142       67,234      202,801      172,324
  Net change in unrealized
    appreciation or
    depreciation of investments .......      54,280       63,724      349,640      277,820      196,569      309,655      453,615
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net increase (decrease) in
    net assets resulting
    from operations ...................     101,825      177,362      477,726      396,884      217,836      944,771      614,080
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........     412,076    1,907,476    7,849,276    1,619,631    2,421,897   10,981,578    3,753,463
  Contract withdrawals and charges ....    (541,744)  (1,405,406)  (2,535,421)    (497,985)    (373,219)  (2,709,531)  (1,356,373)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period .......           -            -          334            -            -          435            1
  Annuity benefit payments ............           -            -      (15,126)           -            -      (32,318)        (936)
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets
    from contract transactions ........    (129,668)     502,070    5,299,063    1,121,646    2,048,678    8,240,163    2,396,155
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets .....     (27,843)     679,432    5,776,789    1,518,530    2,266,514    9,184,934    3,010,235
Net assets at the beginning of year ...   1,462,824      933,083    5,858,374    2,327,459    2,499,721    7,815,040    1,895,546
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net assets at the end of year ......... $ 1,434,981    1,612,515   11,635,163    3,845,989    4,766,235   16,999,974    4,905,781
                                        ===========  ===========  ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                        PUTNAM VT     PUTNAM VT     PUTNAM VT    PUTNAM VT                        VAN KAMPEN
                                        GROWTH AND  INTERNATIONAL     NEW          NEW     PUTNAM VT VAN KAMPEN    EMERGING
                                          INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER   COMSTOCK      GROWTH
                                        ----------  ------------- ------------- ---------- --------- ----------   ----------
Operations:
  Investment income
    (loss) - net ....................   $    1,620       (6,901)       (4,323)    (11,670)   (9,026)   (25,151)      (2,863)
  Net realized gains (losses)
    on investments ..................       46,990      497,435        12,490      41,556    15,129     42,794        3,925
  Net change in unrealized
    appreciation or depreciation
    of investments ..................      106,939      947,921        17,924     222,396    25,167    485,037       13,159
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net increase (decrease) in net
  assets resulting from
  operations ........................      155,549    1,438,455        26,091     252,282    31,270    502,680       14,221
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Contract transactions (notes
  2, 3, 4 and 5):
  Contract purchase payments ........      675,348    5,163,433       115,889   1,268,254   370,883  2,612,311      213,384
  Contract withdrawals and
    charges .........................     (213,173)  (2,292,744)      (75,442)   (199,615) (138,631)  (132,009)    (116,087)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  -            5             -           1         -          -            -
  Annuity benefit payments ..........            -         (368)            -        (945)        -          -            -
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Increase (decrease) in net
  assets from contract
  transactions ......................      462,175    2,870,327        40,447   1,067,695   232,252  2,480,302       97,297
                                        ----------  -----------       -------   ---------- --------  ---------     --------
Increase (decrease) in net
  assets ............................      617,724    4,308,782        66,538   1,319,977   263,522  2,982,982      111,518
Net assets at the beginning
  of year ...........................    1,234,411    7,272,213       295,198     889,893   635,247  1,507,649      142,785
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net assets at the end of year .......   $1,852,135   11,580,995       361,736   2,209,870   898,769  4,490,631      254,303
                                        ==========  ===========       =======   =========  ========  =========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                              WADDELL &    WADDELL &
                                        VAN KAMPEN  WADDELL &   WADDELL &       REED          REED       WADDELL &   WADDELL & REED
                                        GROWTH AND     REED       REED      INTERNATIONAL  SMALL CAP       REED        MICRO-CAP
                                          INCOME     BALANCED    GROWTH          II          GROWTH        VALUE        GROWTH
                                        ----------  ---------- ------------ ------------- ------------  -----------  --------------
Operations:
  Investment income (loss) - net ...... $ (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)      (269,596)
  Net realized gains (losses)
   on investments .....................    6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624     (2,888,913)
  Net change in unrealized
   appreciation or depreciation
   of investments .....................   99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781      4,140,931
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..........  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320        982,422
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........  663,426    8,890,223   12,198,952    24,508,193    7,578,652    7,432,805      3,990,545
  Contract withdrawals and charges ....  (18,648) (43,262,048) (31,638,385)  (23,579,471) (14,172,925)  10,263,876)    (9,334,742)
  Actuarial adjustments for
   mortality experience on
   annuities in payment period ........        -       31,587       17,143          (244)      13,285       13,484            908
  Annuity benefit payments ............        -     (555,641)    (310,706)     (248,773)    (178,520)    (148,729)       (37,278)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets from
  contract transactions ...............  644,778  (34,895,879) (19,732,996)      679,705   (6,759,507)  (2,966,316)    (5,380,568)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets .....  745,390  (18,424,142) (16,528,493)   31,239,391    2,861,490    5,666,005     (4,398,146)
Net assets at the beginning of year ...  252,779  246,795,946  192,077,415   145,621,007   80,974,858   68,458,346     23,278,419
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net assets at the end of year ......... $998,169  228,371,804  175,548,922   176,860,398   83,836,348   74,124,351     18,880,273
                                        ========  ===========  ===========  ============  ===========   ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              WADDELL &                WADDELL &                 WADDELL &                WADDELL &
                                                 REED       WADDELL &    REED                      REED      WADDELL &      REED
                                              SMALL CAP        REED      ASSET    WADDELL & REED  SCIENCE &    REED      DIVIDEND
                                                VALUE      CORE EQUITY STRATEGY   INTERNATIONAL  TECHNOLOGY    BOND       INCOME
                                             ------------  ----------- ---------  -------------- ----------  ---------  -----------
Operations:
    Investment income (loss) - net ......... $  (511,011)     (68,077)    35,211        (4,319)    (32,048)     82,878       5,075
    Net realized gains (losses)
        on investments .....................   4,105,037     (562,565)    58,612        49,411      (7,621)     23,388          21
    Net change in unrealized
        appreciation or depreciation
        of investments .....................   2,080,767    1,508,315    324,987       359,475     575,049     (97,324)    108,600
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net increase (decrease) in net assets
    resulting from operations ..............   5,674,793      877,673    418,810       404,567     535,380       8,942     113,696
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Contract transactions (notes 2, 3, 4
    and 5):
    Contract purchase payments .............  13,520,135    2,797,307  4,745,246     3,698,569   5,835,765   2,095,597   1,802,138
    Contract withdrawals and charges .......  (6,134,670)  (2,792,213)  (451,386)     (901,942)   (928,166)    (17,939)    (13,671)
    Actuarial adjustments for mortality
        experience on annuities in payment
        period .............................     (14,392)       2,077          -            21           1           -           -
    Annuity benefit payments ...............     (82,061)     (72,399)         -          (104)       (937)          -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets from
    contract transactions ..................   7,289,012      (65,228) 4,293,860     2,796,543   4,906,662   2,077,658   1,788,467
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets ..........  12,963,805      812,445  4,712,670     3,201,110   5,442,042   2,086,600   1,902,163
Net assets at the beginning of year ........  36,825,287   11,553,656    464,746       949,442     406,684           -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net assets at the end of year .............. $49,789,092   12,366,101  5,177,416     4,150,552   5,848,726   2,086,600   1,902,163
                                             ===========   ==========  =========     =========   =========   =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                      HIGH         LIMITED-TERM        MONEY           MORTGAGE       REAL ESTATE
                                                     INCOME            BOND           MARKET          SECURITIES       SECURITIES
                                                 --------------   --------------   --------------   --------------   --------------
Operations:
     Investment income (loss) - net ...........  $      247,935       16,853              (408)          212,649             (641)
     Net realized gains (losses) on
        investments ...........................           1,047          214                 -           224,614          128,449
     Net change in unrealized appreciation or
        depreciation  of investments ..........        (140,027)     (17,435)                -           201,318        1,777,757
                                                 --------------      -------         ---------        ----------        ---------
Net increase (decrease) in net assets resulting
        from operations . .....................         108,955         (368)             (408)          638,581        1,905,565
                                                 --------------      -------         ---------        ----------        ---------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...............       3,985,892      745,066         1,785,058        16,537,047        7,710,897
     Contract withdrawals and charges .........         (42,278)     (15,834)         (576,730)          (16,210)         (69,710)
     Actuarial adjustments for mortality
        experience on  annuities in payment
        period ................................               -            -                 -                 -                -
     Annuity benefit payments .................               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets from contract
     transactions..............................       3,943,614      729,232         1,208,328        16,520,837        7,641,187
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets .............       4,052,569      728,864         1,207,920        17,159,418        9,546,752

Net assets at the beginning of year ...........               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Net assets at the end of year .................  $    4,052,569      728,864         1,207,920        17,159,418        9,546,752
                                                 ==============      =======         =========        ==========        =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nine types of contracts consisting of sixty-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-three segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Fund, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds, Inc. and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth segregated sub-accounts are invested in shares of the Bond, Money Market, Index 500, Mortgage Securities, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of Aggressive Growth, Balanced, Dent Demographic Trends, and Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of Income and Growth, Ultra, and Value Funds of the American Century Variable Portfolios, Inc.; Global Small-Cap Portfolio of Credit Suisse Trust; Service Class 2 shares of Contrafund, Equity-Income, and Mid-Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Large Cap Growth Securities, Mutual Shares Securities, Small-Mid Cap, Developing Markets Securities, and Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Balanced, Forty, and International Growth Portfolios of Janus Aspen Series; Service shares of Investors Growth Stock, Mid Cap Growth, New Discovery, and Value of MFS Variable Insurance Trust; Service shares of Capital Appreciation and High Income Funds of Oppenheimer Variable Account Funds; Service shares of International Growth Fund of Panorama Series Fund, Inc.; IB shares of Growth and Income, International Equity, New Opportunities, New Value, and Voyager Funds of Putnam Variable Trust; Class 2 shares of Comstock, Emerging Growth, and Growth and Income Funds of Van Kampen Funds; Balanced, Growth, International Value, Small Cap Growth, Value, Micro-Cap

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Growth, Small Cap Value, Core Equity, Asset Strategy, International Growth, Science & Technology, Bond, Dividend Income, High Income, Limited-Term Bond, Money Market, Mortgage Securities, Real Estate Securities, Global Natural Resources, and Mid Cap Growth Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

For the year ended December 31, 2005, several Portfolios changed their name as summarized in the following table:

CURRENT PORTFOLIO                              PRIOR PORTFOLIO NAME
-----------------                              --------------------
Credit Suisse Global Small Cap Fund            Credit Suisse Global Post Venture Capital Fund
Franklin Small-Mid Cap Growth Fund             Franklin Small Cap Growth Fund
Janus Aspen Forty Portfolio                    Janus Aspen Capital Appreciation Portfolio
Waddell & Reed International Value Portfolio   Waddell & Reed International II Portfolio
Waddell & Reed International Growth Portfolio  Waddell & Reed International Portfolio

CONTRACTS IN ANNUITY PAYMENT PERIOD

MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER AND MULTIOPTION
ADVISOR:

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

MEGANNUITY:

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

ADJUSTABLE INCOME ANNUITY:

Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $822,546 and $1,124,938 respectively

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $1,049,497 and $887,634, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $539,868 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 percent to 2.65 percent. There are no additional fees and charges associated with these guarantees.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

     A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The Waddell & Reed Advisors Retirement Builder product commenced operations on May 3, 2004.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.25 percent and 2.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2005 and the period ended December 31, 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

A contingent deferred sales charge paid may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the year ended December 31, 2005 and the period ended December 31, 2004 contingent deferred sales charges totaled $54,243 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 percent to .50 percent. There are no additional fees and charges associated with these guarantees.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Total mortality and expense and administrative charges for the year ended December 31, 2005 are listed in the following table:

                                                                                            ADVANTUS
                                                      ADVANTUS    ADVANTUS     ADVANTUS     MATURING
                                          ADVANTUS      MONEY       INDEX      MORTGAGE    GOVERNMENT
                                            BOND       MARKET        500      SECURITIES    BOND 2006
                                         ----------   --------   ----------   ----------   ----------
   Adjustable Income Annuity                     --         --     (723,567)          --         --
   MegAnnuity                                (7,264)    (2,562)     (20,136)      (3,068)      (293)
   MultiOption Advisor
      1.20 % Variable Account Charge       (204,334)   (55,477)     (56,168)    (119,150)        --
      1.35 % Variable Account Charge        (96,879)   (26,837)     (25,397)     (43,381)        --
      1.45 % Variable Account Charge        (23,719)    (7,241)      (2,806)      (5,018)        --
      1.50 % Variable Account Charge         (7,521)    (2,161)      (1,524)      (1,908)        --
      1.55 % Variable Account Charge       (125,669)   108,920      (53,199)     (67,698)        --
      1.60 % Variable Account Charge         (3,553)    (1,129)        (336)        (395)        --
      1.65 % Variable Account Charge         (4,809)    (4,805)          --           --         --
      1.70 % Variable Account Charge       (129,767)   (24,421)    (111,983)     (56,524)        --
      1.75 % Variable Account Charge         (3,385)      (746)          --         (318)        --
      1.80 % Variable Account Charge        (15,910)    (2,968)      (5,574)     (11,371)        --
      1.85 % Variable Account Charge        (24,321)    (6,667)      (2,156)      (6,977)        --
      1.90 % Variable Account Charge        (14,851)      (963)      (5,016)      (6,176)        --
      1.95 % Variable Account Charge        (18,403)    (4,709)      (1,150)      (3,737)        --
      2.00 % Variable Account Charge         (2,166)      (261)          --         (443)        --
      2.05 % Variable Account Charge        (25,576)    (9,586)        (560)      (3,868)        --
      2.10 % Variable Account Charge           (176)       (26)          --          (20)
      2.15 % Variable Account Charge         (4,118)    (1,235)          --       (1,201)        --
      2.20 % Variable Account Charge         (6,059)    (1,855)        (114)      (5,806)        --
      2.25 % Variable Account Charge         (2,890)      (865)          --           --         --
      2.30 % Variable Account Charge         (2,056)      (692)          --         (113)        --
      2.35 % Variable Account Charge           (250)      (117)          --           --         --
      2.40 % Variable Account Charge         (2,398)      (131)          --         (465)        --
      2.55 % Variable Account Charge             --         --           --           --         --
      2.65 % Variable Account Charge         (1,115)    (1,031)        (476)          --         --
   MultiOption Classic/Achiever            (396,862)   (86,405)    (352,940)    (477,181)    (4,446)
   MultiOption Flex/Single/Select          (981,298)  (178,048)  (1,568,034)    (930,840)   (50,304)
   Waddell and Reed Retirement Builder           --         --           --           --         --
                                         ----------   --------   ----------   ----------    -------
Total Expenses                           (2,105,348)  (312,019)  (2,931,136)  (1,745,659)   (55,043)
                                         ==========   ========   ==========   ==========    =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          ADVANTUS                                 ADVANTUS
                                          MATURING       ADVANTUS      ADVANTUS      REAL       AIM V.I.
                                         GOVERNMENT   INTERNATIONAL   INDEX 400     ESTATE     AGGRESSIVE
                                          BOND 2010        BOND        MID-CAP    SECURITIES     GROWTH
                                         ----------   -------------   ---------   ----------   ----------
   Adjustable Income Annuity                   --             --            --           --          --
   MegAnnuity                                (135)        (1,186)       (3,285)      (4,165)         --
   MultiOption Advisor
      1.20 % Variable Account Charge           --         (1,289)      (54,823)     (95,902)     (4,015)
      1.35 % Variable Account Charge           --           (368)      (29,809)     (47,620)    (20,669)
      1.45 % Variable Account Charge           --            (17)       (6,842)      (7,475)       (569)
      1.50 % Variable Account Charge           --             --        (2,650)      (3,841)         --
      1.55 % Variable Account Charge           --         (2,776)      (33,376)     (71,831)     (1,155)
      1.60 % Variable Account Charge           --             --        (1,340)        (855)         --
      1.65 % Variable Account Charge           --           (386)       (1,631)      (1,033)         --
      1.70 % Variable Account Charge           --         (1,382)      (45,711)     (77,119)     (2,105)
      1.75 % Variable Account Charge           --             --        (1,241)      (1,201)         --
      1.80 % Variable Account Charge           --            (13)       (7,877)     (10,308)         --
      1.85 % Variable Account Charge           --         (1,262)      (10,337)     (10,197)       (351)
      1.90 % Variable Account Charge           --           (127)       (4,442)      (8,369)         --
      1.95 % Variable Account Charge           --             --        (5,359)      (8,308)         --
      2.00 % Variable Account Charge           --             --        (1,149)        (933)         --
      2.05 % Variable Account Charge           --             (8)       (8,680)     (19,729)       (148)
      2.10 % Variable Account Charge           --            (40)          (52)         (46)         --
      2.15 % Variable Account Charge           --             --        (1,515)      (1,201)         --
      2.20 % Variable Account Charge           --           (149)       (2,350)      (2,431)         --
      2.25 % Variable Account Charge           --             --        (1,185)        (738)         --
      2.30 % Variable Account Charge           --             --          (733)      (2,033)         --
      2.35 % Variable Account Charge           --             --          (117)          --          --
      2.40 % Variable Account Charge           --             --          (710)        (896)         --
      2.55 % Variable Account Charge           --             --            --           --          --
      2.65 % Variable Account Charge           --             --          (303)        (108)         --
   MultiOption Classic/Achiever            (5,735)      (129,923)     (105,474)    (241,733)     (7,251)
   MultiOption Flex/Single/Select         (64,438)      (440,392)     (195,258)    (297,041)         --
   Waddell and Reed Retirement Builder         --             --            --           --          --
                                          -------       --------      --------     --------     -------
Total Expenses                            (70,308)      (579,318)     (526,250)    (915,112)    (36,263)
                                          =======       ========      ========     ========     =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      AIM V.I.                AMERICAN
                                                        DENT      AIM V.I.     CENTURY     AMERICAN
                                         AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME      CENTURY
                                         BALANCED      TRENDS      EQUITY    AND GROWTH     ULTRA
                                         --------   -----------   --------   ----------   ---------
   Adjustable Income Annuity                  --          --           --          --           --
   MegAnnuity                                 --          --           --          --           --
   MultiOption Advisor
      1.20 % Variable Account Charge      (8,594)     (2,265)      (1,418)    (13,193)    (157,467)
      1.35 % Variable Account Charge      (2,800)     (1,389)        (867)     (5,135)     (76,782)
      1.45 % Variable Account Charge        (108)         --          (29)     (1,067)     (21,459)
      1.50 % Variable Account Charge         (74)         --         (238)       (389)      (6,562)
      1.55 % Variable Account Charge      (2,120)     (1,190)        (629)     (7,226)     (98,184)
      1.60 % Variable Account Charge          --          --           --          --       (3,707)
      1.65 % Variable Account Charge          --          --           --          --       (4,243)
      1.70 % Variable Account Charge      (4,959)       (928)        (763)     (5,721)    (103,377)
      1.75 % Variable Account Charge          --          --           --          --       (2,842)
      1.80 % Variable Account Charge      (3,851)        (34)          --      (7,155)      (8,654)
      1.85 % Variable Account Charge          --        (303)        (111)       (680)     (26,850)
      1.90 % Variable Account Charge        (981)         --           --      (1,824)      (9,974)
      1.95 % Variable Account Charge        (164)         --           --        (756)     (15,506)
      2.00 % Variable Account Charge          --          --           --          --       (2,367)
      2.05 % Variable Account Charge        (291)       (285)          --        (660)     (25,870)
      2.10 % Variable Account Charge          --          --           --          --          (74)
      2.15 % Variable Account Charge          --          --           --          --       (4,374)
      2.20 % Variable Account Charge        (298)         --           --          --       (6,386)
      2.25 % Variable Account Charge          --          --           --          --       (3,386)
      2.30 % Variable Account Charge          --          --           --      (1,870)      (1,967)
      2.35 % Variable Account Charge          --          --           --         (77)         (70)
      2.40 % Variable Account Charge          --          --           --        (131)      (1,956)
      2.55 % Variable Account Charge          --          --           --          --           --
      2.65 % Variable Account Charge          --          --           --          --         (953)
   MultiOption Classic/Achiever           (6,039)     (2,435)      (4,141)    (12,515)     (74,709)
   MultiOption Flex/Single/Select             --          --           --          --           --
   Waddell and Reed Retirement Builder        --          --           --          --           --
                                         -------      ------       ------     -------     --------
Total Expenses                           (30,281)     (8,828)      (8,197)    (58,398)    (657,719)
                                         =======      ======       ======     =======     ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                         AMERICAN   CREDIT SUISSE
                                          CENTURY       GLOBAL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                          VALUE       SMALL CAP      CONTRAFUND    EQUITY-INCOME      MID-CAP
                                         --------   -------------   ------------   -------------   ------------
   Adjustable Income Annuity                   --           --              --              --             --
   MegAnnuity                                  --         (278)         (1,014)           (758)        (1,385)
   MultiOption Advisor
      1.20 % Variable Account Charge      (34,828)          --         (75,439)       (248,118)       (79,672)
      1.35 % Variable Account Charge      (21,406)          --         (31,474)       (110,437)       (41,235)
      1.45 % Variable Account Charge       (2,049)          --          (3,276)        (28,861)        (5,059)
      1.50 % Variable Account Charge         (919)          --          (1,890)         (8,902)        (1,565)
      1.55 % Variable Account Charge      (22,682)          --         (48,830)       (144,579)       (46,457)
      1.60 % Variable Account Charge           --           --              --          (4,936)            --
      1.65 % Variable Account Charge       (1,091)          --            (227)         (5,818)          (248)
      1.70 % Variable Account Charge      (20,732)          --         (32,277)       (140,584)       (47,164)
      1.75 % Variable Account Charge         (373)          --            (728)         (3,714)          (504)
      1.80 % Variable Account Charge       (5,360)          --          (2,770)        (26,348)        (4,442)
      1.85 % Variable Account Charge       (7,887)          --          (4,416)        (33,458)        (5,898)
      1.90 % Variable Account Charge       (1,085)          --          (6,238)        (12,506)        (3,382)
      1.95 % Variable Account Charge       (1,264)          --          (3,780)        (22,870)        (3,042)
      2.00 % Variable Account Charge         (615)          --            (199)         (2,877)          (229)
      2.05 % Variable Account Charge       (3,860)          --          (8,756)        (28,762)        (3,628)
      2.10 % Variable Account Charge          (89)          --             (42)            (66)           (21)
      2.15 % Variable Account Charge         (313)          --          (1,318)         (5,574)          (568)
      2.20 % Variable Account Charge         (439)          --          (1,564)         (7,771)        (1,330)
      2.25 % Variable Account Charge           (6)          --              --          (4,309)            --
      2.30 % Variable Account Charge       (1,436)          --          (2,228)         (4,563)        (2,420)
      2.35 % Variable Account Charge          (69)          --            (165)           (248)            --
      2.40 % Variable Account Charge         (417)          --            (671)         (2,526)          (622)
      2.55 % Variable Account Charge           --           --              --              --             --
      2.65 % Variable Account Charge           --           --            (962)         (1,384)            --
   MultiOption Classic/Achiever           (39,760)     (13,984)       (247,138)       (305,665)      (246,996)
   MultiOption Flex/Single/Select              --      (17,119)       (239,895)       (252,655)      (229,488)
   Waddell and Reed Retirement Builder         --           --              --              --             --
                                         --------      -------        --------      ----------       --------
Total Expenses                           (166,680)     (31,381)       (715,294)     (1,408,289)      (725,356)
                                         ========      =======        ========      ==========       ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          FRANKLIN     FRANKLIN                 TEMPLETON
                                          LARGE CAP     MUTUAL      FRANKLIN   DEVELOPING     TEMPLETON
                                           GROWTH       SHARES     SMALL-MID     MARKETS    GLOBAL ASSET
                                         SECURITIES   SECURITIES      CAP      SECURITIES    ALLOCATION
                                         ----------   ----------   ---------   ----------   ------------
   Adjustable Income Annuity                   --            --          --           --            --
   MegAnnuity                                  --            --        (424)      (1,427)         (996)
   MultiOption Advisor                                                                              --
      1.20 % Variable Account Charge      (11,537)      (15,042)    (19,852)     (29,408)           --
      1.35 % Variable Account Charge      (22,918)      (12,682)     (9,182)     (13,160)           --
      1.45 % Variable Account Charge         (429)       (1,049)       (324)      (2,346)           --
      1.50 % Variable Account Charge         (352)         (440)     (1,232)      (2,106)           --
      1.55 % Variable Account Charge       (6,163)      (17,591)    (13,143)     (22,602)           --
      1.60 % Variable Account Charge           --            --          --          (12)           --
      1.65 % Variable Account Charge         (305)           --          --         (390)           --
      1.70 % Variable Account Charge      (11,333)       (7,229)    (14,152)     (26,101)           --
      1.75 % Variable Account Charge         (163)           --          --         (188)           --
      1.80 % Variable Account Charge         (694)       (2,399)     (3,024)      (1,207)           --
      1.85 % Variable Account Charge       (1,319)       (3,935)     (1,226)      (6,008)           --
      1.90 % Variable Account Charge         (789)       (1,122)     (1,055)      (1,107)           --
      1.95 % Variable Account Charge         (734)       (3,055)       (387)        (868)           --
      2.00 % Variable Account Charge          (94)         (254)       (238)        (601)           --
      2.05 % Variable Account Charge         (878)       (2,865)       (185)      (3,106)           --
      2.10 % Variable Account Charge           --            --          --          (34)
      2.15 % Variable Account Charge           --          (573)         --         (353)           --
      2.20 % Variable Account Charge           --            --        (183)        (899)           --
      2.25 % Variable Account Charge           --            --          --           (3)           --
      2.30 % Variable Account Charge           --           (35)       (310)        (457)           --
      2.35 % Variable Account Charge           --            --          --          (98)           --
      2.40 % Variable Account Charge           --          (198)         --         (357)           --
      2.55 % Variable Account Charge           --            --          --           --            --
      2.65 % Variable Account Charge           --            --          --           --            --
   MultiOption Classic/Achiever            (8,376)      (34,902)    (84,040)     (81,342)      (50,694)
   MultiOption Flex/Single/Select              --            --     (67,567)    (111,984)      (55,674)
   Waddell and Reed Retirement Builder         --            --          --           --            --
                                          -------      --------    --------     --------      --------
Total Expenses                            (66,082)     (103,371)   (216,525)    (306,163)     (107,364)
                                          =======      ========    ========     ========      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINACIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                           JANUS      JANUS     JANUS ASPEN         MFS         MFS
                                           ASPEN      ASPEN    INTERNATIONAL     INVESTORS    MID CAP
                                         BALANCED     FORTY        GROWTH      GROWTH STOCK    GROWTH
                                         --------   --------   -------------   ------------   -------
   Adjustable Income Annuity                  --          --           --             --           --
   MegAnnuity                                 --        (874)        (945)            --           --
   MultiOption Advisor
      1.20 % Variable Account Charge     (20,007)    (10,878)     (30,107)        (3,241)      (5,342)
      1.35 % Variable Account Charge      (5,166)     (7,772)     (18,643)        (2,438)      (2,334)
      1.45 % Variable Account Charge        (103)        (10)      (3,162)          (520)          --
      1.50 % Variable Account Charge          --        (511)      (1,620)          (209)        (469)
      1.55 % Variable Account Charge     (11,220)    (15,133)     (14,692)        (2,691)      (3,216)
      1.60 % Variable Account Charge          --          --          (30)            --           --
      1.65 % Variable Account Charge          --        (752)      (1,094)            --           --
      1.70 % Variable Account Charge      (3,718)     (7,460)     (25,362)          (989)      (1,610)
      1.75 % Variable Account Charge          --        (227)        (924)            --         (116)
      1.80 % Variable Account Charge        (411)     (1,825)      (1,499)          (910)        (267)
      1.85 % Variable Account Charge        (424)     (1,433)      (9,924)          (784)        (534)
      1.90 % Variable Account Charge         (93)        (51)      (1,415)            --           --
      1.95 % Variable Account Charge         (13)       (262)      (1,327)            --           --
      2.00 % Variable Account Charge         (98)       (100)      (1,082)            --           --
      2.05 % Variable Account Charge      (1,033)     (1,031)      (5,746)            --           --
      2.10 % Variable Account Charge          --         (21)         (54)
      2.15 % Variable Account Charge          --          --         (362)            --         (135)
      2.20 % Variable Account Charge          --        (665)      (1,709)            --           --
      2.25 % Variable Account Charge          --          --       (1,013)            --           --
      2.30 % Variable Account Charge          --          --         (653)            --           --
      2.35 % Variable Account Charge          --          --           --             --           --
      2.40 % Variable Account Charge        (309)        (57)        (311)            --           --
      2.55 % Variable Account Charge          --          --           --             --           --
      2.65 % Variable Account Charge          --          --           --             --           --
   MultiOption Classic/Achiever          (13,380)   (136,897)    (128,523)        (8,121)      (6,022)
   MultiOption Flex/Single/Select             --    (117,020)     (89,035)            --           --
   Waddell and Reed Retirement Builder        --          --           --             --           --
                                         -------    --------     --------        -------      -------
Total Expenses                           (55,975)   (302,978)    (339,232)       (19,903)     (20,044)
                                         =======    ========     ========        =======      =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                            MFS                 OPPENHEIMER                  OPPENHEIMER
                                            NEW        MFS        CAPITAL     OPPENHEIMER   INTERNATIONAL
                                         DISCOVERY    VALUE    APPRECIATION   HIGH INCOME       GROWTH
                                         ---------   -------   ------------   -----------   -------------
   Adjustable Income Annuity                   --         --           --            --             --
   MegAnnuity                                  --         --           --            --             --
   MultiOption Advisor
      1.20 % Variable Account Charge      (38,670)    (8,432)     (11,982)      (79,845)       (13,263)
      1.35 % Variable Account Charge      (18,307)    (6,878)     (45,104)      (37,060)       (18,115)
      1.45 % Variable Account Charge       (4,820)       (54)      (1,088)       (9,190)        (1,032)
      1.50 % Variable Account Charge       (1,738)      (975)      (1,355)       (2,122)          (894)
      1.55 % Variable Account Charge      (26,898)   (11,333)      (4,835)      (56,120)        (7,339)
      1.60 % Variable Account Charge       (1,378)        --           --        (1,520)            --
      1.65 % Variable Account Charge         (451)       (80)        (309)       (1,742)            --
      1.70 % Variable Account Charge      (29,027)    (4,888)      (5,503)      (31,994)       (13,645)
      1.75 % Variable Account Charge          (97)        --           --        (1,138)            --
      1.80 % Variable Account Charge       (2,248)      (495)          --        (9,946)        (1,639)
      1.85 % Variable Account Charge       (6,270)    (2,261)      (1,094)       (7,423)        (2,988)
      1.90 % Variable Account Charge       (2,591)      (288)        (690)       (2,548)           (38)
      1.95 % Variable Account Charge       (5,256)        --         (779)       (8,321)        (1,039)
      2.00 % Variable Account Charge         (126)        --         (162)         (667)            --
      2.05 % Variable Account Charge       (4,843)        --         (359)       (7,364)          (846)
      2.10 % Variable Account Charge           --         --           --           (55)           (21)
      2.15 % Variable Account Charge       (1,164)        --         (544)       (2,041)          (515)
      2.20 % Variable Account Charge         (902)      (342)        (343)       (2,768)          (506)
      2.25 % Variable Account Charge           --         --           --        (1,346)            --
      2.30 % Variable Account Charge         (687)       (31)         (60)       (1,812)          (254)
      2.35 % Variable Account Charge           --         --           --           (70)           (85)
      2.40 % Variable Account Charge         (615)        --         (412)         (220)            --
      2.55 % Variable Account Charge           --         --           --            --             --
      2.65 % Variable Account Charge         (338)        --           --          (460)            --
   MultiOption Classic/Achiever           (26,408)   (30,165)     (26,182)      (42,639)       (18,242)
   MultiOption Flex/Single/Select              --         --           --            --             --
   Waddell and Reed Retirement Builder         --         --           --            --             --
                                         --------    -------     --------      --------        -------
Total Expenses                           (172,835)   (66,223)    (100,803)     (308,411)       (80,460)
                                         ========    =======     ========      ========        =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                         GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                           INCOME         EQUITY      OPPORTUNITIES     VALUE      VOYAGER
                                         ----------   -------------   -------------   ---------   ---------
   Adjustable Income Annuity                   --             --             --             --          --
   MegAnnuity                                  --             --             --             --          --
   MultiOption Advisor
      1.20 % Variable Account Charge       (8,558)       (35,534)          (622)        (5,846)     (2,944)
      1.35 % Variable Account Charge       (2,738)       (23,111)          (528)        (3,848)       (928)
      1.45 % Variable Account Charge          (81)        (5,896)            --            (28)       (176)
      1.50 % Variable Account Charge           --         (1,169)            --           (552)        (66)
      1.55 % Variable Account Charge       (3,689)       (29,321)        (1,089)       (14,047)     (1,276)
      1.60 % Variable Account Charge           --         (1,423)            --             --          --
      1.65 % Variable Account Charge           --           (610)            --             --          --
      1.70 % Variable Account Charge       (3,671)       (16,920)          (496)        (4,548)     (1,270)
      1.75 % Variable Account Charge         (174)            --             --             --          --
      1.80 % Variable Account Charge         (439)        (2,931)            --            (79)       (644)
      1.85 % Variable Account Charge           --         (2,405)            --         (1,026)        (41)
      1.90 % Variable Account Charge         (478)        (2,894)            --             --          --
      1.95 % Variable Account Charge           --         (4,187)          (101)          (252)         --
      2.00 % Variable Account Charge           --           (200)            --             --          --
      2.05 % Variable Account Charge         (173)        (3,718)          (447)           (66)         --
      2.10 % Variable Account Charge           --             --             --             --          --
      2.15 % Variable Account Charge           --         (1,127)            --             --          --
      2.20 % Variable Account Charge           --           (332)            --            (70)         --
      2.25 % Variable Account Charge           --             --             --             --          --
      2.30 % Variable Account Charge           --           (506)            --           (772)         --
      2.35 % Variable Account Charge           --             --             --             --          --
      2.40 % Variable Account Charge           --           (586)            --             --          --
      2.55 % Variable Account Charge           --             --             --             --          --
      2.65 % Variable Account Charge           --           (470)            --             --          --
   MultiOption Classic/Achiever            (7,477)       (33,113)        (1,892)        (7,628)     (5,298)
   MultiOption Flex/Single/Select              --             --             --             --          --
   Waddell and Reed Retirement Builder         --             --             --             --          --
                                          -------       --------         ------        -------     -------
Total Expenses                            (27,478)      (166,451)        (5,175)       (38,762)    (12,643)
                                          =======       ========         ======        =======     =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      VAN KAMPEN   VAN KAMPEN
                                         VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                          COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                         ----------   ----------   ----------   --------------   --------------
   Adjustable Income Annuity                    --          --           --               --               --
   MegAnnuity                                   --          --           --           (7,336)         (13,187)
   MultiOption Advisor
      1.20 % Variable Account Charge       (15,740)       (580)      (5,043)         (19,523)         (10,533)
      1.35 % Variable Account Charge       (50,714)     (8,733)     (21,000)          (9,206)          (6,321)
      1.45 % Variable Account Charge        (1,793)         (9)         (66)            (600)          (1,241)
      1.50 % Variable Account Charge          (730)       (127)         (24)            (145)          (1,199)
      1.55 % Variable Account Charge       (16,844)       (481)      (3,255)         (58,877)         (29,744)
      1.60 % Variable Account Charge            --          --           --             (791)              --
      1.65 % Variable Account Charge            --          --           --             (252)            (418)
      1.70 % Variable Account Charge       (14,236)       (949)      (3,287)         (27,724)         (26,759)
      1.75 % Variable Account Charge          (107)         --           --               --             (127)
      1.80 % Variable Account Charge          (432)         --         (847)          (2,083)            (946)
      1.85 % Variable Account Charge        (4,181)        (88)        (558)             (98)          (2,179)
      1.90 % Variable Account Charge        (1,525)         --         (236)          (3,080)          (1,399)
      1.95 % Variable Account Charge           (30)         --          (13)          (1,267)          (1,682)
      2.00 % Variable Account Charge          (216)         --           --             (130)          (1,128)
      2.05 % Variable Account Charge        (6,101)        (11)        (263)            (968)          (1,675)
      2.10 % Variable Account Charge           (50)         --           --               --              (73)
      2.15 % Variable Account Charge           (60)         --           --               --              (37)
      2.20 % Variable Account Charge        (1,169)         --           --               --             (750)
      2.25 % Variable Account Charge            --          --           --               --               (8)
      2.30 % Variable Account Charge          (781)         --           --             (151)             (78)
      2.35 % Variable Account Charge            --          --           --               --              (71)
      2.40 % Variable Account Charge          (514)         --           --             (196)            (155)
      2.55 % Variable Account Charge            --          --           --               --               --
      2.65 % Variable Account Charge            --          --           --               --               --
   MultiOption Classic/Achiever                 --          --           --         (249,204)        (214,478)
   MultiOption Flex/Single/Select               --          --           --       (2,170,390)      (1,562,076)
   Waddell and Reed Retirement Builder
      1.25 % Variable Account Charge            --          --           --          (10,473)         (33,745)
      1.35 % Variable Account Charge            --          --           --              (56)          (1,516)
      1.40 % Variable Account Charge            --          --           --           (2,792)         (13,794)
      1.50 % Variable Account Charge            --          --           --             (573)         (10,443)
      1.60 % Variable Account Charge            --          --           --           (3,430)         (11,881)
      1.65 % Variable Account Charge            --          --           --           (1,030)          (2,517)
      1.75 % Variable Account Charge            --          --           --          (10,789)         (66,786)
      1.85 % Variable Account Charge            --          --           --           (3,450)          (1,849)
      1.90 % Variable Account Charge            --          --           --           (5,015)         (42,860)
      2.00 % Variable Account Charge            --          --           --             (796)          (5,847)
      2.10 % Variable Account Charge            --          --           --           (1,648)          (9,208)
      2.15 % Variable Account Charge            --          --           --             (215)          (2,475)
      2.25 % Variable Account Charge            --          --           --               --             (378)
      2.35 % Variable Account Charge            --          --           --             (104)          (5,923)
                                          --------     -------      -------       ----------       ----------
Total Expenses                            (115,223)    (10,978)     (34,591)      (2,592,391)      (2,085,484)
                                          ========     =======      =======       ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                     WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                      INTERNATIONAL    SMALL CAP     WADDELL & REED     MICRO-CAP       SMALL CAP
                                          VALUE          GROWTH           VALUE          GROWTH           VALUE
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                      --              --             --              --              --
MegAnnuity                                 (8,721)         (5,016)        (3,253)           (992)         (2,986)
MultiOption Advisor
   1.20 % Variable Account Charge        (141,751)        (16,202)        (7,099)         (8,037)        (63,108)
   1.35 % Variable Account Charge         (70,592)         (6,827)        (2,959)         (3,695)        (26,119)
   1.45 % Variable Account Charge         (15,408)         (1,122)          (329)           (296)         (4,107)
   1.50 % Variable Account Charge          (5,758)           (634)            --             (11)         (2,433)
   1.55 % Variable Account Charge        (119,644)        (12,536)       (10,624)        (12,111)        (39,802)
   1.60 % Variable Account Charge          (2,463)             --             --              --             (34)
   1.65 % Variable Account Charge          (3,616)            (40)            --             (41)         (1,544)
   1.70 % Variable Account Charge        (115,797)        (15,112)        (9,137)         (4,763)        (43,688)
   1.75 % Variable Account Charge          (2,650)           (113)            --             (63)         (1,171)
   1.80 % Variable Account Charge          (7,557)           (836)          (392)           (608)         (7,135)
   1.85 % Variable Account Charge         (22,840)         (1,586)          (327)         (2,807)        (12,461)
   1.90 % Variable Account Charge          (7,378)         (1,538)          (714)           (220)         (2,714)
   1.95 % Variable Account Charge         (13,400)           (408)          (336)             (4)         (2,544)
   2.00 % Variable Account Charge          (1,885)            (62)            --              --            (835)
   2.05 % Variable Account Charge         (20,067)         (2,401)        (1,855)             --          (8,157)
   2.10 % Variable Account Charge             (76)             (4)            --              --             (52)
   2.15 % Variable Account Charge          (2,874)           (235)          (783)             --            (464)
   2.20 % Variable Account Charge          (5,486)           (574)          (948)             --          (2,757)
   2.25 % Variable Account Charge          (2,374)             --             --              --          (1,388)
   2.30 % Variable Account Charge          (1,816)           (477)          (764)            (34)         (1,400)
   2.35 % Variable Account Charge            (133)             --             --              --             (34)
   2.40 % Variable Account Charge          (1,790)            (45)          (197)            (44)           (726)
   2.55 % Variable Account Charge              --              --             --              --              --
   2.65 % Variable Account Charge            (124)             --             --              --              --
MultiOption Classic/Achiever             (275,368)       (144,058)       (95,205)        (69,035)       (171,071)
MultiOption Flex/Single/Select         (1,434,650)       (756,477)      (685,006)       (109,497)       (247,731)
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge         (18,198)        (13,707)       (32,491)         (7,437)        (16,530)
   1.35 % Variable Account Charge            (225)            (86)        (1,313)            (87)           (140)
   1.40 % Variable Account Charge          (6,808)         (5,052)       (12,161)         (2,326)         (9,111)
   1.50 % Variable Account Charge          (1,339)         (2,444)        (3,596)         (1,371)         (2,428)
   1.60 % Variable Account Charge          (6,767)         (5,756)       (10,764)           (506)         (5,719)
   1.65 % Variable Account Charge            (616)           (550)        (3,465)           (503)           (779)
   1.75 % Variable Account Charge         (22,843)        (38,263)       (48,605)        (14,538)        (27,911)
   1.85 % Variable Account Charge          (1,405)         (1,929)        (1,596)         (1,788)         (1,477)
   1.90 % Variable Account Charge         (20,153)        (23,121)       (29,149)         (9,638)        (16,535)
   2.00 % Variable Account Charge          (5,529)         (4,105)        (8,464)         (3,302)         (5,990)
   2.10 % Variable Account Charge          (5,498)         (6,777)        (9,435)         (2,611)         (4,634)
   2.15 % Variable Account Charge            (196)         (2,221)        (2,224)            (38)           (149)
   2.25 % Variable Account Charge            (242)            (70)          (438)             --            (237)
   2.35 % Variable Account Charge          (2,235)         (3,459)        (2,271)         (1,621)         (2,949)
                                       ----------      ----------       --------        --------        --------
Total Expenses                         (2,376,270)     (1,073,844)      (985,901)       (258,024)       (739,051)
                                       ==========      ==========       ========        ========        ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                     WADDELL & REED  WADDELL & REED  WADDELL & REED
                                     WADDELL & REED      ASSET        INTERNATIONAL     SCIENCE &    WADDELL & REED
                                       CORE EQUITY      STRATEGY         GROWTH        TECHNOLOGY         BOND
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                     --              --              --              --             --
MegAnnuity                                  (452)             --              --              --             --
MultiOption Advisor
   1.20 % Variable Account Charge         (1,514)        (14,738)         (8,390)         (8,431)            --
   1.35 % Variable Account Charge           (983)         (4,177)         (3,879)         (4,216)            --
   1.45 % Variable Account Charge            (37)           (174)            (53)           (747)            --
   1.50 % Variable Account Charge             --            (400)           (182)           (122)            --
   1.55 % Variable Account Charge         (2,172)        (19,106)         (5,764)         (3,298)            --
   1.60 % Variable Account Charge             --            (800)             --              --             --
   1.65 % Variable Account Charge             --             (55)             --              --             --
   1.70 % Variable Account Charge         (1,063)        (10,948)         (3,448)         (6,296)            --
   1.75 % Variable Account Charge            (77)           (258)             --             (45)            --
   1.80 % Variable Account Charge             --            (393)           (420)           (231)            --
   1.85 % Variable Account Charge           (391)           (721)         (1,269)         (2,284)            --
   1.90 % Variable Account Charge             --            (627)         (2,138)           (432)            --
   1.95 % Variable Account Charge             --          (1,403)             --            (705)            --
   2.00 % Variable Account Charge             --            (146)             --            (101)            --
   2.05 % Variable Account Charge           (146)         (2,202)           (900)           (111)            --
   2.15 % Variable Account Charge             --              --              --              --             --
   2.20 % Variable Account Charge             --            (257)           (186)            (69)            --
   2.25 % Variable Account Charge             --              --              --              --             --
   2.30 % Variable Account Charge            (63)            (87)             --              (6)            --
   2.35 % Variable Account Charge             --              --              --              --             --
   2.40 % Variable Account Charge             --            (696)             --              --             --
   2.55 % Variable Account Charge             --              --              --              --             --
   2.65 % Variable Account Charge             --              --            (324)             --             --
MultiOption Classic/Achiever             (40,898)        (12,078)         (5,479)         (4,707)            --
MultiOption Flex/Single/Select           (75,600)        (42,673)         (7,084)        (13,608)            --
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge        (12,301)        (18,596)         (9,053)        (18,423)       (21,187)
   1.35 % Variable Account Charge         (1,471)           (154)           (260)         (1,275)           (63)
   1.40 % Variable Account Charge         (4,540)        (11,147)         (2,956)         (6,183)        (6,825)
   1.50 % Variable Account Charge         (8,439)         (1,813)         (1,390)         (2,320)        (1,498)
   1.60 % Variable Account Charge         (3,294)         (3,466)         (3,221)         (6,868)        (2,870)
   1.65 % Variable Account Charge         (2,915)         (2,081)           (747)         (1,883)        (1,198)
   1.75 % Variable Account Charge         (5,367)         (8,881)        (25,143)        (35,900)       (16,796)
   1.85 % Variable Account Charge         (1,538)         (1,397)           (318)         (3,295)        (2,089)
   1.90 % Variable Account Charge        (13,928)        (14,923)        (12,929)        (26,199)       (10,214)
   2.00 % Variable Account Charge         (1,036)         (7,791)           (998)         (6,381)        (2,832)
   2.10 % Variable Account Charge         (4,530)         (8,356)         (5,252)         (6,205)        (2,905)
   2.15 % Variable Account Charge            (55)           (372)           (430)         (2,298)            --
   2.25 % Variable Account Charge             --              --             (46)            (35)          (238)
   2.35 % Variable Account Charge           (293)         (1,768)         (2,343)         (3,579)          (882)
                                        --------        --------        --------        --------        -------
Total Expenses                          (183,102)       (192,685)       (104,602)       (166,253)       (69,599)
                                        ========        ========        ========        ========        =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                     WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                        DIVIDEND          HIGH        LIMITED-TERM        MONEY         MORTGAGE
                                         INCOME          INCOME           BOND           MARKET        SECURITIES
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                    --               --             --              --               --
MegAnnuity                                   --               --             --              --               --
MultiOption Advisor                          --               --             --              --               --
MultiOption Classic/Achiever                 --               --             --              --               --
MultiOption Flex/Single/Select               --               --             --              --               --
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge       (12,227)         (28,704)        (8,036)         (8,639)        (201,313)
   1.35 % Variable Account Charge          (510)            (186)          (248)           (127)            (113)
   1.40 % Variable Account Charge        (4,990)         (11,619)        (1,236)         (1,040)          (2,889)
   1.50 % Variable Account Charge        (1,410)          (3,361)          (525)            (35)          (4,270)
   1.60 % Variable Account Charge        (2,180)          (7,017)          (116)           (138)          (2,088)
   1.65 % Variable Account Charge        (1,421)            (614)            --              --           (2,017)
   1.75 % Variable Account Charge       (15,876)         (36,274)        (7,359)         (2,291)         (10,937)
   1.85 % Variable Account Charge        (1,163)            (208)          (254)            (18)            (173)
   1.90 % Variable Account Charge       (12,152)         (21,454)        (3,683)           (585)          (5,024)
   2.00 % Variable Account Charge        (3,439)          (5,300)           (81)             --           (2,946)
   2.10 % Variable Account Charge        (4,125)          (7,150)          (596)           (105)          (2,237)
   2.15 % Variable Account Charge        (1,901)            (304)          (128)             --               --
   2.25 % Variable Account Charge            --             (463)          (136)             --               --
   2.35 % Variable Account Charge          (423)          (2,328)          (229)             --             (309)
                                        -------         --------        -------         -------         --------
Total Expenses                          (61,818)        (124,981)       (22,627)        (12,977)        (234,316)
                                        =======         ========        =======         =======         ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                      WADDELL & REED   WADDELL & REED   WADDELL & REED
                                        REAL ESTATE    GLOBAL NATURAL       MID CAP
                                        SECURITIES        RESOURCES         GROWTH
                                      --------------   --------------   --------------
Adjustable Income Annuity                      --              --               --
MegAnnuity                                     --              --               --
MultiOption Advisor
   1.20% Variable Account Charge               --          (1,756)             (75)
   1.35% Variable Account Charge               --            (706)              (4)
   1.45% Variable Account Charge               --            (186)             (15)
   1.50% Variable Account Charge               --              --               --
   1.55% Variable Account Charge               --          (1,524)            (117)
   1.60% Variable Account Charge               --              --               --
   1.65% Variable Account Charge               --             (37)              --
   1.70% Variable Account Charge               --          (3,020)              --
   1.75% Variable Account Charge               --              --               --
   1.80% Variable Account Charge               --            (113)              (8)
   1.85% Variable Account Charge               --            (935)            (163)
   1.90% Variable Account Charge               --            (192)              --
   1.95% Variable Account Charge               --             (13)              --
   2.00% Variable Account Charge               --            (118)              --
   2.05% Variable Account Charge               --            (366)              --
   2.15% Variable Account Charge               --              --               --
   2.20% Variable Account Charge               --            (215)             (74)
   2.25% Variable Account Charge               --              --               --
   2.30% Variable Account Charge               --             (52)              --
   2.35% Variable Account Charge               --              --               --
   2.40% Variable Account Charge               --              --               --
   2.55% Variable Account Charge               --              --               --
   2.65% Variable Account Charge               --              --               --
MultiOption Classic/Achiever                   --              --               --
MultiOption Flex/Single/Select                 --              --               --
Waddell and Reed Retirement Builder
   1.25% Variable Account Charge          (70,245)        (11,530)         (20,803)
   1.35% Variable Account Charge              (53)             (4)              (4)
   1.40% Variable Account Charge           (7,733)         (1,260)            (412)
   1.50% Variable Account Charge           (4,484)            (93)            (120)
   1.60% Variable Account Charge           (3,172)         (1,083)            (628)
   1.65% Variable Account Charge           (2,637)           (423)              --
   1.75% Variable Account Charge          (22,349)          4,663           (2,590)
   1.85% Variable Account Charge           (1,878)           (173)            (194)
   1.90% Variable Account Charge          (18,836)         (4,725)          (1,210)
   2.00% Variable Account Charge           (3,439)           (611)            (208)
   2.10% Variable Account Charge           (5,013)         (1,044)            (316)
   2.15% Variable Account Charge             (178)           (171)            (196)
   2.25% Variable Account Charge              (70)             --               --
   2.35% Variable Account Charge           (2,891)           (571)            (175)
                                         --------         -------          -------
Total Expenses                           (142,978)        (26,259)         (27,311)
                                         ========         =======          =======

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(4) INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2005:

Advantus Bond                             $29,281,064
Advantus Money Market                      35,179,929
Advantus Index 500                         11,544,900
Advantus Mortgage Securities               12,371,810
Advantus Maturing Government Bond 2006         75,848
Advantus Maturing Government Bond 2010        356,680
Advantus International Bond                 3,302,754
Advantus Index 400 Mid-Cap                 14,234,636
Advantus Real Estate Securities            14,146,014
AIM V.I. Aggressive Growth                    725,751
AIM V.I. Balanced                             196,549
AIM V.I. Dent Demographic Trends               25,372
AIM V.I. Premier Equity                       106,302
American Century Income and Growth            688,349
American Century Ultra                     15,607,749
American Century Value                     11,380,480
Credit Suisse Global Small Cap                639,280
Fidelity VIP Contrafund                    13,978,759
Fidelity VIP Equity-Income                 26,081,120
Fidelity VIP Mid-Cap                       11,023,225
Franklin Large Cap Growth Securities        1,626,480
Franklin Mutual Shares Securities           2,406,067
Franklin Small-Mid Cap                      1,714,503
Templeton Developing Markets Securities    13,981,518
Templeton Global Asset Allocation           3,186,219
Janus Aspen Balanced                        1,895,494
Janus Aspen Forty                           6,532,501
Janus Aspen International Growth           11,108,950
MFS Investors Growth Stock                    238,561
MFS Mid Cap Growth                            197,193
MFS New Discovery                           1,498,169
MFS Value                                   2,564,038
Oppenheimer Capital Appreciation            1,521,262
Oppenheimer High Income                     9,683,313
Oppenheimer International Growth            1,745,985
Putnam VT Growth and Income                   472,500
Putnam VT International Equity              2,001,900
Putnam VT New Opportunities                   116,995
Putnam VT New Value                         1,288,987
Putnam VT Voyager                             336,676
Van Kampen Comstock                         3,369,987
Van Kampen Emerging Growth                    184,728
Van Kampen Growth and Income                1,466,794

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(4) INVESTMENT TRANSACTIONS - CONTINUED

Waddell & Reed Balanced                     7,283,119
Waddell & Reed Growth                      20,096,772
Waddell & Reed International Value         49,447,960
Waddell & Reed Small Cap Growth            12,319,659
Waddell & Reed Value                       18,298,146
Waddell & Reed Micro-Cap Growth             4,026,415
Waddell & Reed Small Cap Value             25,052,035
Waddell & Reed Core Equity                  4,058,733
Waddell & Reed Asset Strategy              21,576,165
Waddell & Reed International Growth         7,304,223
Waddell & Reed Science & Technology         9,081,667
Waddell & Reed Bond                         5,630,183
Waddell & Reed Dividend Income              3,297,814
Waddell & Reed High Income                  7,597,161
Waddell & Reed Limited-Term Bond            1,724,708
Waddell & Reed Money Market                 1,779,256
Waddell & Reed Mortgage Securities          2,934,793
Waddell & Reed Real Estate Securities       3,834,106
Waddell & Reed Global Natural Resources     7,006,192
Waddell & Reed Mid Cap Growth               3,897,182

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the periods ended December 31, 2005 and 2004 were as follows:

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                                                                                       ADVANTUS
                                                              ADVANTUS      ADVANTUS      ADVANTUS     MATURING
                                                ADVANTUS       MONEY         INDEX        MORTGAGE    GOVERNMENT
                                                  BOND         MARKET         500        SECURITIES    BOND 2006
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2003 ......................    71,541,800    30,177,525   105,250,773    73,502,901    5,136,771
      Contract purchase
         payments .........................    23,713,392    33,249,135    24,310,403    12,808,859       51,874
      Contract terminations, withdrawal
         payments and charges .............   (11,523,090)  (38,165,513)  (12,359,548)  (16,242,395)  (2,248,131)
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2004 ......................    83,732,102    25,261,147   117,201,628    70,069,365    2,940,514
      Contract purchase
         payments .........................    25,889,298    30,442,947     7,592,075    10,835,896       41,707
      Contract terminations, withdrawal
         payments and charges .............    (8,552,177)  (25,422,451)  (16,368,952)  (10,441,708)    (888,485)
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2005 ......................   101,069,223    30,281,643   108,424,751    70,463,553    2,093,736
                                              ===========   ===========   ===========   ===========   ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                               ADVANTUS
                                               MATURING       ADVANTUS      ADVANTUS      ADVANTUS     AIM V.I.
                                              GOVERNMENT   INTERNATIONAL    INDEX 400   REAL ESTATE   AGGRESSIVE
                                               BOND 2010        BOND         MID-CAP     SECURITIES     GROWTH
                                              ----------   -------------   ----------   -----------   ----------
Units outstanding at
   December 31, 2003 ......................    3,717,234    39,542,742     17,526,754    26,986,325      823,185
      Contract purchase
         payments .........................      223,163     2,541,042      8,382,808    11,973,151      527,692
      Contract terminations, withdrawal
         payments and charges .............     (743,952)   (9,830,104)    (4,016,796)   (8,837,893)     (87,784)
                                              ----------    ----------     ----------    ----------    ---------
Units outstanding at
   December 31, 2004 ......................    3,196,445    32,253,680     21,892,766    30,121,583    1,263,093
      Contract purchase
         payments .........................      169,024     2,920,709      8,665,973     7,155,219      586,974
      Contract terminations, withdrawal
         payments and charges .............   (1,104,109)   (2,774,422)    (4,337,444)   (6,002,050)    (438,430)
                                              ----------    ----------     ----------    ----------    ---------
Units outstanding at
   December 31, 2005 ......................    2,261,360    32,399,967     26,221,295    31,274,752    1,411,637
                                              ==========    ==========     ==========    ==========    =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------
                                                            AIM V.I.                AMERICAN
                                                              DENT      AIM V.I.     CENTURY     AMERICAN
                                               AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME       CENTURY
                                               BALANCED      TRENDS      EQUITY    AND GROWTH      ULTRA
                                              ---------   -----------   --------   ----------   ----------
Units outstanding at
   December 31, 2003 ......................   1,242,447     496,144      521,022    2,166,069   13,840,021
      Contract purchase
         payments .........................   1,002,332     201,532      157,743    1,382,879   17,130,189
      Contract terminations, withdrawal
         payments and charges .............    (408,935)   (103,342)    (144,882)    (302,835)    (822,934)
                                              ---------    --------     --------    ---------   ----------
Units outstanding at
   December 31, 2004 ......................   1,835,844     594,334      533,883    3,246,113   30,147,276
      Contract purchase
         payments .........................     156,102      20,761       92,533      492,845   13,000,510
      Contract terminations, withdrawal
         payments and charges .............    (245,499)   (174,224)     (69,818)    (757,131)  (1,043,529)
                                              ---------    --------     --------    ---------   ----------
Units outstanding at
   December 31, 2005 ......................   1,746,447     440,871      556,598    2,981,827   42,104,257
                                              =========    ========     ========    =========   ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------
                                               AMERICAN    CREDIT SUISSE
                                                CENTURY        GLOBAL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                 VALUE       SMALL CAP      CONTRAFUND    EQUITY-INCOME      MID-CAP
                                              ----------   -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2003 ......................    2,437,616     4,156,371      36,031,753     49,847,420      22,706,315
      Contract purchase
         payments .........................    4,456,573     1,680,861       9,942,285     26,503,919       7,034,612
      Contract terminations, withdrawal
         payments and charges .............     (980,804)   (1,561,629)     (4,776,252)    (4,464,097)     (2,471,372)
                                              ----------    ----------      ----------     ----------      ----------
Units outstanding at
   December 31, 2004 ......................    5,913,385     4,275,603      41,197,786     71,887,242      27,269,555
      Contract purchase
         payments .........................    7,615,773     1,025,757      10,965,600     16,892,435       6,004,837
      Contract terminations, withdrawal
         payments and charges .............     (491,885)     (875,147)     (4,088,618)    (6,111,341)     (3,058,019)
                                              ----------    ----------      ----------     ----------      ----------
Units outstanding at
   December 31, 2005 ......................   13,037,273     4,426,213      48,074,768     82,668,336      30,216,373
                                              ==========    ==========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------
                                               FRANKLIN                                  TEMPLETON
                                               LARGE CAP      FRANKLIN      FRANKLIN     DEVELOPING    TEMPLETON
                                                GROWTH     MUTUAL SHARES    SMALL-MID     MARKETS     GLOBAL ASSET
                                              SECURITIES     SECURITIES        CAP       SECURITIES    ALLOCATION
                                              ----------   -------------   ----------   -----------   ------------
Units outstanding at
   December 31, 2003 ......................    1,086,252     2,444,129     19,650,970    14,599,010     5,653,902
      Contract purchase
         payments .........................    4,837,985     2,631,961      4,905,365    11,969,226     2,287,286
      Contract terminations, withdrawal
         payments and charges .............   (3,455,469)     (321,077)    (3,515,846)  (10,720,880)   (1,567,457)
                                              ----------    ----------     ----------   -----------    ----------
Units outstanding at
   December 31, 2004 ......................    2,468,768     4,755,013     21,040,489    15,847,356     6,373,731
      Contract purchase
         payments .........................    1,342,643     1,788,078      1,961,054     8,584,819     2,407,151
      Contract terminations, withdrawal
         payments and charges .............     (431,526)     (358,799)    (4,108,785)   (3,977,786)   (1,592,985)
                                              ----------    ----------     ----------   -----------    ----------
Units outstanding at
   December 31, 2005 ......................    3,379,885     6,184,292     18,892,758    20,454,389     7,187,897
                                              ==========    ==========     ==========   ===========    ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                                                           JANUS
                                                JANUS        JANUS         ASPEN            MFS           MFS
                                                ASPEN        ASPEN     INTERNATIONAL     INVESTORS      MID CAP
                                               BALANCED      FORTY        GROWTH       GROWTH STOCK     GROWTH
                                              ---------   ----------   -------------   ------------   ----------
Units outstanding at
   December 31, 2003 ......................   1,982,696   30,071,564    26,182,042      1,418,331        828,565
      Contract purchase
         payments .........................   1,421,127    3,761,967     7,953,127        370,099      1,611,318
      Contract terminations, withdrawal
         payments and charges .............    (454,143)  (5,746,037)   (7,518,544)      (520,824)    (1,211,115)
                                              ---------   ----------    ----------      ---------     ----------
Units outstanding at
   December 31, 2004 ......................   2,949,680   28,087,494    26,616,625      1,267,606      1,228,768
      Contract purchase
         payments .........................   1,530,581    6,718,455     8,567,972        215,626        161,004
      Contract terminations, withdrawal
         payments and charges .............    (461,257)  (4,264,508)   (5,540,375)      (232,392)      (358,213)
                                              ---------   ----------    ----------      ---------     ----------
Units outstanding at
   December 31, 2005 ......................   4,019,004   30,541,441    29,644,222      1,250,840      1,031,559
                                              =========   ==========    ==========      =========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                   SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------
                                                 MFS                   OPPENHEIMER                  OPPENHEIMER
                                                 NEW         MFS         CAPITAL     OPPENHEIMER   INTERNATIONAL
                                              DISCOVERY     VALUE     APPRECIATION   HIGH INCOME       GROWTH
                                             ----------   ---------   ------------   -----------   -------------
Units outstanding at
   December 31, 2003 .....................    5,017,186   2,148,341     2,307,305     6,600,255      1,587,876
   Contract purchase payments ............    6,182,257   1,368,763     2,073,045     8,993,533      2,819,171
   Contract terminations, withdrawal
      payments and charges ...............   (2,131,992)   (452,498)     (343,164)   (2,283,708)    (1,058,463)
                                             ----------   ---------    ----------    ----------     ----------
Units outstanding at December 31, 2004 ...    9,067,451   3,064,606     4,037,186    13,310,080      3,348,584
   Contract purchase payments ............    1,313,094   1,898,291     1,220,524     6,880,050      1,166,374
   Contract terminations, withdrawal
      payments and charges ...............   (1,077,120)   (761,036)   (1,000,134)   (1,248,780)    (1,083,192)
                                             ----------   ---------    ----------    ----------     ----------
Units outstanding at December 31, 2005 ...    9,303,425   4,201,861     4,257,576    18,941,350      3,431,766
                                             ==========   =========    ==========    ==========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------
                                              PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                             GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                               INCOME         EQUITY      OPPORTUNITIES     VALUE       VOYAGER
                                             ----------   -------------   -------------   ---------   ----------
Units outstanding at December 31, 2003 ...   1,117,080       6,281,267        271,984       773,952     610,427
   Contract purchase payments ............     567,986       4,161,712         93,062     1,016,279     338,923
   Contract terminations, withdrawal
      payments and charges ...............    (197,050)     (1,967,588)       (76,275)     (171,682)   (136,321)
                                             ---------      ----------        -------     ---------    --------
Units outstanding at December 31, 2004 ...   1,488,016       8,475,391        288,771     1,618,549     813,029
   Contract purchase payments ............     348,940       1,449,864         92,854       922,735     276,452
   Contract terminations, withdrawal
      payments and charges ...............    (208,657)     (2,005,454)       (78,911)     (370,601)   (224,440)
                                             ---------      ----------        -------     ---------    --------
Units outstanding at December 31, 2005 ...   1,628,299       7,919,801        302,714     2,170,683     865,041
                                             =========      ==========        =======     =========    ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------
                                                          VAN KAMPEN   VAN KAMPEN
                                             VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                              COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                             ----------   ----------   ----------   --------------   --------------
Units outstanding at December 31, 2003 ...   1,229,156      119,599      208,298       86,130,915      79,974,037
   Contract purchase payments ............   2,029,485      178,645      536,331        8,077,612      11,334,300
   Contract terminations, withdrawal
      payments and charges ...............    (103,259)     (96,351)     (15,179)     (14,581,463)    (11,925,974)
                                             ---------      -------    ---------      -----------     -----------
Units outstanding at December 31, 2004 ...   3,155,382      201,893      729,450       79,627,064      79,382,363
   Contract purchase payments ............   2,293,981      147,752    1,007,869        4,069,831      18,057,196
   Contract terminations, withdrawal
      payments and charges ...............    (274,490)     (50,606)     (68,667)     (15,771,102)    (14,336,109)
                                             ---------      -------    ---------      -----------     -----------
Units outstanding at December 31, 2005 ...   5,174,873      299,039    1,668,652       67,925,793      83,103,450
                                             =========      =======    =========      ===========     ===========

                                                                           SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------------------
                                             WADDELL & REED   WADDELL & REED                    WADDELL & REED   WADDELL & REED
                                              INTERNATIONAL      SMALL CAP     WADDELL & REED      MICRO-CAP        SMALL CAP
                                                  VALUE           GROWTH            VALUE           GROWTH            VALUE
                                             --------------   --------------   --------------   --------------   --------------
Units outstanding at December 31, 2003 ...      69,210,848      48,087,823       39,892,772       17,493,441       23,557,729
   Contract purchase payments ............      16,877,532       6,788,728        6,558,976        3,261,658        9,870,529
   Contract terminations, withdrawal
      payments and charges ...............     (10,362,577)     (8,583,090)      (5,894,597)      (7,203,242)      (3,916,497)
                                               -----------      ----------       ----------       ----------       ----------
Units outstanding at December 31, 2004 ...      75,725,803      46,293,461       40,557,151       13,551,857       29,511,761
   Contract purchase payments ............      18,930,131       7,245,745       11,239,400        3,075,214       11,139,709
   Contract terminations, withdrawal
      payments and charges ...............     (10,103,781)     (7,434,934)      (6,158,731)      (3,001,303)      (3,594,507)
                                               -----------      ----------       ----------       ----------       ----------
Units outstanding at December 31, 2005 ...      84,552,153      46,104,272       45,637,820       13,625,768       37,056,963
                                               ===========      ==========       ==========       ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                            WADDELL & REED   WADDELL & REED   WADDELL & REED
                                           WADDELL & REED        ASSET        INTERNATIONAL      SCIENCE &     WADDELL & REED
                                             CORE EQUITY       STRATEGY          GROWTH         TECHNOLOGY          BOND
                                           --------------   --------------   --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................     13,738,232          439,489          841,932          369,779              --
      Contract purchase payments .......      2,801,815        4,429,340        3,431,915        5,352,080       2,047,415
      Contract terminations, withdrawal
         payments and charges ..........     (3,312,387)        (425,163)        (798,544)        (858,600)        (19,042)
                                             ----------       ----------       ----------       ----------       ---------
Units outstanding at
   December 31, 2004 ...................     13,227,660        4,443,666        3,475,303        4,863,259       2,028,373
      Contract purchase payments .......      3,751,627       15,578,570        5,982,210        7,458,079       5,166,609
      Contract terminations, withdrawal
         payments and charges ..........     (2,668,914)        (878,207)      (1,981,279)        (935,664)       (145,068)
                                             ----------       ----------       ----------       ----------       ---------
Units outstanding at
   December 31, 2005 ...................     14,310,373       19,144,029        7,476,234       11,385,674       7,049,914
                                             ==========       ==========       ==========       ==========       =========

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                           WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                              DIVIDEND           HIGH         LIMITED-TERM         MONEY          MORTGAGE
                                               INCOME           INCOME            BOND            MARKET         SECURITIES
                                           --------------   --------------   --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................            --                --              --                --               --
      Contract purchase payments .......     1,761,873         3,818,810         739,579         1,789,720       16,483,362
      Contract terminations, withdrawal
         payments and charges ..........       (14,709)          (43,262)        (16,183)         (578,494)         (16,564)
                                             ---------        ----------       ---------        ----------       ----------
Units outstanding at
   December 31, 2004 ...................     1,747,164         3,775,548         723,396         1,211,226       16,466,798
      Contract purchase payments .......     2,928,855         6,437,778       1,648,195         1,756,473        2,348,132
      Contract terminations, withdrawal
         payments and charges ..........      (213,871)         (201,888)        (68,693)       (1,711,816)      (3,160,214)
                                             ---------        ----------       ---------        ----------       ----------
Units outstanding at
   December 31, 2005 ...................     4,462,148        10,011,438       2,302,898         1,255,883       15,654,716
                                             =========        ==========       =========        ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                        SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------
                                           WADDELL & REED   WADDELL & REED   WADDELL & REED
                                             REAL ESTATE    GLOBAL NATURAL       MID CAP
                                             SECURITIES        RESOURCES         GROWTH
                                           --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................             --              --               --
      Contract purchase payments .......      7,309,132              --               --
      Contract terminations, withdrawal
         payments and charges ..........        (60,469)             --               --
                                             ----------       ---------        ---------
Units outstanding at
   December 31, 2004 ...................      7,248,663              --               --
      Contract purchase payments .......      2,826,293       6,249,838        3,674,744
      Contract terminations, withdrawal
         payments and charges ..........     (5,152,709)       (174,610)         (27,689)
                                             ----------       ---------        ---------
Units outstanding at
   December 31, 2005 ...................      4,922,247       6,075,228        3,647,055
                                             ==========       =========        =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY

A summary by product and fund of net assets, units outstanding, and unit values at December 31, 2005 is as follows:

                                                   ADVANTUS BOND                 ADVANTUS MONEY MARKET
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   -----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --           --
   MegAnnuity                              1,298,671   3.62     4,700,163       776,605   2.14    1,658,847
   MultiOption Advisor
      1.20% Variable Account Charge       20,858,509   1.10    22,919,749     7,343,757   1.00    7,358,735
      1.35% Variable Account Charge        8,486,248   1.09     9,323,764     2,537,178   1.00    2,542,326
      1.45% Variable Account Charge        1,593,189   1.09     1,750,422       462,948   0.99      463,888
      1.50% Variable Account Charge          738,106   1.06       810,950       157,573   1.00      157,893
      1.55% Variable Account Charge        9,044,946   1.09     9,937,600     2,403,008   0.99    2,407,883
      1.60% Variable Account Charge          193,308   1.06       212,385        67,873   1.00       68,010
      1.65% Variable Account Charge          466,644   1.05       512,697       337,124   0.99      337,808
      1.70% Variable Account Charge        9,253,678   1.05    10,166,933     1,808,714   0.99    1,812,384
      1.75% Variable Account Charge          257,968   1.05       283,428        60,680   0.99       60,803
      1.80% Variable Account Charge          902,161   1.05       991,196       190,292   0.99      190,678
      1.85% Variable Account Charge        1,789,083   1.05     1,965,650       505,212   0.99      506,237
      1.90% Variable Account Charge          839,320   1.04       922,153        52,306   0.98       52,412
      1.95% Variable Account Charge          964,165   1.05     1,059,320       272,140   0.99      272,692
      2.00% Variable Account Charge          199,526   1.05       219,217        20,590   0.99       20,632
      2.05% Variable Account Charge        1,408,549   1.05     1,547,560       238,902   0.99      239,386
      2.10% Variable Account Charge           44,143   1.04        48,499         6,711   0.99        6,724
      2.15% Variable Account Charge          184,444   1.04       202,647        56,151   0.99       56,265
      2.20% Variable Account Charge          355,560   1.04       390,651        99,714   0.98       99,916
      2.25% Variable Account Charge          162,951   1.04       179,033        54,028   0.98       54,137
      2.30% Variable Account Charge          116,908   1.04       128,446        42,622   0.98       42,709
      2.35% Variable Account Charge           18,047   1.04        19,828        11,101   0.98       11,124
      2.40% Variable Account Charge          118,298   1.04       129,973        10,327   0.98       10,348
      2.65% Variable Account Charge           39,427   1.03        43,318        40,782   0.97       40,865
   MultiOption Classic/Achiever           19,995,065   1.37    27,342,682     5,385,274   1.08    5,789,184
   MultiOption Flex/Single/Select         21,740,309   3.29    71,630,048     7,340,031   1.88   13,764,780
   Waddell and Reed Retirement Builder            --     --            --            --     --           --
                                         -----------          -----------    ----------          ----------
                                         101,069,223          167,438,312    30,281,643          38,026,666
                                         ===========          ===========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                                ADVANTUS INDEX 500            ADVANTUS MORTGAGE SECURITIES
                                         --------------------------------   --------------------------------
                                            Units                              Units
                                         Outstanding    Auv    Net Assets   Outstanding    Auv    Net Assets
                                         -----------   ----   -----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity              40,091,286   1.93    77,207,558            --     --            --
   MegAnnuity                              2,673,222   5.15    13,775,461       507,944   3.86     1,960,460
   MultiOption Advisor
      1.20% Variable Account Charge        3,569,303   1.35     4,830,161    10,568,444   1.08    11,460,683
      1.35% Variable Account Charge        1,551,330   1.35     2,098,831     3,374,319   1.08     3,658,794
      1.45% Variable Account Charge          150,459   1.34       203,560       329,786   1.08       357,589
      1.50% Variable Account Charge           72,645   1.36        98,284       112,601   1.05       122,094
      1.55% Variable Account Charge        2,983,925   1.34     4,037,024     5,094,000   1.07     5,523,455
      1.60% Variable Account Charge           16,199   1.19        21,915        33,159   1.05        35,955
      1.70% Variable Account Charge        5,678,086   1.35     7,682,018     3,664,514   1.05     3,973,455
      1.75% Variable Account Charge               --     --            --        27,669   1.05        30,002
      1.80% Variable Account Charge          233,136   1.35       315,415       617,974   1.05       670,072
      1.85% Variable Account Charge          106,231   1.34       143,723       455,705   1.04       494,124
      1.90% Variable Account Charge          215,687   1.34       291,808       344,743   1.04       373,807
      1.95% Variable Account Charge           35,204   1.18        47,629       205,963   1.04       223,327
      2.00% Variable Account Charge               --     --            --        34,036   1.04        36,906
      2.05% Variable Account Charge           18,141   1.18        24,543       175,992   1.04       190,829
      2.10% Variable Account Charge               --     --            --         1,643   1.04         1,782
      2.15% Variable Account Charge               --     --            --        63,689   1.04        69,058
      2.20% Variable Account Charge            8,762   1.17        11,854       648,225   1.04       702,874
      2.30% Variable Account Charge               --     --            --         6,172   1.04         6,692
      2.40% Variable Account Charge               --     --            --        20,158   1.03        21,857
      2.65% Variable Account Charge           14,114   1.16        19,095            --     --            --
   MultiOption Classic/Achiever           26,913,673   0.91    24,522,503    23,009,702   1.39    31,875,053
   MultiOption Flex/Single/Select         24,093,348   4.83   116,446,772    21,167,115   3.20    67,690,265
   Waddell and Reed Retirement Builder            --     --            --            --     --            --
                                         -----------          -----------    ----------          -----------
                                         108,424,751          251,778,154    70,463,553          129,479,133
                                         ===========          ===========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                         ADVANTUS MATURING GOVERNMENT BOND 2006   ADVANTUS MATURING GOVERNMENT BOND 2010
                                         --------------------------------------   --------------------------------------
                                                Units                                    Units
                                             Outstanding    Auv   Net Assets          Outstanding    Auv   Net Assets
                                             -----------   ----   ----------          -----------   ----   ----------
Contracts
   Adjustable Income Annuity                         --      --           --                  --      --           --
   MegAnnuity                                    42,114    2.16       90,814              29,824    2.46       73,378
   MultiOption Advisor                               --      --           --                  --      --           --
   MultiOption Classic/Achiever                 223,915    1.30      291,722              60,469    1.45       87,618
   MultiOption Flex/Single/Select             1,827,707    1.90    3,466,507           2,171,067    2.16    4,698,130
   Waddell and Reed Retirement Builder               --      --           --                  --      --           --
                                              ---------            ---------           ---------            ---------
                                              2,093,736            3,849,043           2,261,360            4,859,126
                                              =========            =========           =========            =========

                                           ADVANTUS INTERNATIONAL BOND        ADVANTUS INDEX 400 MID-CAP
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    Auv   Net Assets   Outstanding    Auv   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                508,745   1.51      768,445     1,197,622   2.25    2,698,162
   MultiOption Advisor
      1.20% Variable Account Charge          455,676   0.93      423,888     4,210,369   1.64    6,897,855
      1.35% Variable Account Charge           97,410   0.93       90,599     1,924,438   1.63    3,152,270
      1.45% Variable Account Charge            2,523   0.93        2,347       360,677   1.63      590,796
      1.50% Variable Account Charge               --     --           --       214,362   1.64      351,129
      1.55% Variable Account Charge          430,175   0.93      400,098     1,682,418   1.62    2,755,836
      1.60% Variable Account Charge               --     --           --        51,797   1.34       84,844
      1.65% Variable Account Charge           47,969   0.93       44,615       122,775   1.63      201,109
      1.70% Variable Account Charge          222,153   0.93      206,620     2,238,424   1.63    3,666,585
      1.75% Variable Account Charge               --     --           --        61,677   1.63      101,028
      1.80% Variable Account Charge           11,378   0.93       10,583       310,533   1.63      508,660
      1.85% Variable Account Charge          168,466   0.93      156,688       542,977   1.63      889,407
      1.90% Variable Account Charge           22,964   0.93       21,358       183,859   1.62      301,165
      1.95% Variable Account Charge               --     --           --       192,552   1.33      315,404
      2.00% Variable Account Charge               --     --           --        77,889   1.33      127,583
      2.05% Variable Account Charge            3,347   0.92        3,113       367,971   1.33      602,744
      2.10% Variable Account Charge            3,810   0.92        3,543        13,817   1.33       22,633
      2.15% Variable Account Charge               --     --           --        48,391   1.32       79,265
      2.20% Variable Account Charge           17,883   0.92       16,633        95,240   1.32      156,005
      2.25% Variable Account Charge               --     --           --        52,143   1.32       85,411
      2.30% Variable Account Charge               --     --           --        28,431   1.32       46,571
      2.35% Variable Account Charge               --     --           --         4,387   1.32        7,187
      2.40% Variable Account Charge               --     --           --        25,765   1.32       42,204
      2.65% Variable Account Charge               --     --           --         7,291   1.31       11,943
   MultiOption Classic/Achiever            6,582,292   1.31    8,629,437     4,635,348   1.71    7,911,824
   MultiOption Flex/Single/Select         23,825,176   1.39   33,099,182     7,570,142   2.08   15,770,754
   Waddell and Reed Retirement Builder            --     --           --            --     --           --
                                          ----------          ----------    ----------          ----------
                                          32,399,967          43,877,149    26,221,295          47,378,374
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                         ADVANTUS REAL ESTATE SECURITIES      AIM V.I. AGGRESSIVE GROWTH
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    Auv   Net Assets   Outstanding    Auv   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --           --      --           --
   MegAnnuity                              1,070,083   2.57    2,750,707           --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge        4,803,277   2.09   10,035,727      243,875    1.41      344,875
      1.35% Variable Account Charge        2,080,831   2.08    4,346,759      483,854    1.41      684,247
      1.45% Variable Account Charge          286,850   2.07      599,216       30,285    1.40       42,828
      1.50% Variable Account Charge          165,745   1.92      346,234           --      --           --
      1.55% Variable Account Charge        2,663,693   2.07    5,564,329       54,438    1.40       76,984
      1.60% Variable Account Charge           25,936   1.56       54,180           --      --           --
      1.65% Variable Account Charge           54,346   1.91      113,526           --      --           --
      1.70% Variable Account Charge        2,317,858   1.91    4,841,896       92,170    1.41      130,344
      1.75% Variable Account Charge           29,577   1.91       61,785           --      --           --
      1.80% Variable Account Charge          294,775   1.90      615,770           --      --           --
      1.85% Variable Account Charge          414,996   1.90      866,908       14,225    1.40       20,116
      1.90% Variable Account Charge          257,870   1.90      538,678           --      --           --
      1.95% Variable Account Charge          233,007   1.54      486,741           --      --           --
      2.00% Variable Account Charge           39,811   1.54       83,163           --      --           --
      2.05% Variable Account Charge          448,716   1.54      937,347       29,842    1.19       42,201
      2.10% Variable Account Charge            6,022   1.54       12,580           --      --           --
      2.15% Variable Account Charge           29,399   1.54       61,413           --      --           --
      2.20% Variable Account Charge           72,999   1.53      152,491           --      --           --
      2.25% Variable Account Charge           23,040   1.53       48,130           --      --           --
      2.30% Variable Account Charge           36,390   1.53       76,016           --      --           --
      2.40% Variable Account Charge           22,704   1.53       47,427           --      --           --
      2.65% Variable Account Charge            2,023   1.52        4,226           --      --           --
   MultiOption Classic/Achiever            6,244,124   2.82   17,631,360      462,948    1.09      504,427
   MultiOption Flex/Single/Select          9,650,680   2.39   23,101,079           --      --           --
   Waddell and Reed Retirement Builder            --     --           --           --      --           --
                                          ----------          ----------    ---------            ---------
                                          31,274,752          73,377,688    1,411,637            1,846,022
                                          ==========          ==========    =========            =========

                                                AIM V.I. BALANCED          AIM V.I. DENT DEMOGRAPHIC TRENDS
                                         -------------------------------   --------------------------------
                                            Units                              Units
                                         Outstanding    Auv   Net Assets    Outstanding    Auv   Net Assets
                                         -----------   ----   ----------    -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --       --          --
   MegAnnuity                                    --      --           --           --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge         553,543    1.24      684,040       97,321     1.42     138,129
      1.35% Variable Account Charge         177,349    1.23      219,117       67,352     1.41      95,582
      1.45% Variable Account Charge           6,021    1.23        7,439           --       --          --
      1.50% Variable Account Charge           2,891    1.23        3,572           --       --          --
      1.55% Variable Account Charge          98,839    1.22      122,117       57,198     1.40      81,172
      1.70% Variable Account Charge         238,153    1.22      294,242       28,561     1.38      40,532
      1.80% Variable Account Charge         181,007    1.22      223,636        1,507     1.38       2,139
      1.85% Variable Account Charge              --      --           --       27,150     1.38      38,529
      1.90% Variable Account Charge          39,974    1.21       49,388           --       --          --
      1.95% Variable Account Charge           7,121    1.13        8,799           --       --          --
      2.05% Variable Account Charge          17,954    1.12       22,183       10,667     1.14      15,138
      2.20% Variable Account Charge          14,540    1.12       17,965           --       --          --
   MultiOption Classic/Achiever             409,055    1.08      442,015      151,115     1.11     167,856
   MultiOption Flex/Single/Select                --      --           --           --       --          --
   Waddell and Reed Retirement Builder           --      --           --           --       --          --
                                          ---------            ---------      -------              -------
                                          1,746,447            2,094,513      440,871              579,077
                                          =========            =========      =======              =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             AIM V.I. PREMIER EQUITY       AMERICAN CENTURY INCOME AND GROWTH
                                         -------------------------------   ----------------------------------
                                            Units                               Units
                                         Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                         -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                    --       --          --              --      --           --
   MegAnnuity                                   --       --          --              --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge        105,613     1.27     134,458         758,395    1.39    1,055,419
      1.35% Variable Account Charge         55,657     1.27      70,855         297,018    1.39      413,294
      1.45% Variable Account Charge          1,674     1.26       2,131          61,397    1.38       85,433
      1.50% Variable Account Charge         14,440     1.27      18,383          17,053    1.41       23,728
      1.55% Variable Account Charge         35,649     1.26      45,384         334,926    1.38      466,041
      1.70% Variable Account Charge         36,467     1.26      46,424         290,791    1.40      404,629
      1.80% Variable Account Charge             --       --          --         298,377    1.40      415,184
      1.85% Variable Account Charge          5,306     1.26       6,755          33,764    1.40       46,982
      1.90% Variable Account Charge             --       --          --          71,549    1.39       99,558
      1.95% Variable Account Charge             --       --          --          29,132    1.21       40,537
      2.05% Variable Account Charge             --       --          --          24,789    1.21       34,493
      2.30% Variable Account Charge             --       --          --          40,275    1.20       56,041
      2.35% Variable Account Charge             --       --          --           2,448    1.20        3,406
      2.40% Variable Account Charge             --       --          --           4,157    1.20        5,785
   MultiOption Classic/Achiever            301,792     1.02     309,130         717,756    1.20      858,173
   MultiOption Flex/Single/Select               --       --          --              --      --           --
   Waddell and Reed Retirement Builder          --       --          --              --      --           --
                                           -------              -------       ---------            ---------
                                           556,598              633,520       2,981,827            4,008,703
                                           =======              =======       =========            =========

                                              AMERICAN CENTURY ULTRA            AMERICAN CENTURY VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                     --     --           --            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge       12,801,249   1.30   16,686,547     3,816,015   1.45    5,517,824
      1.35% Variable Account Charge        5,504,348   1.30    7,173,955     1,694,824   1.44    2,450,392
      1.45% Variable Account Charge        1,221,552   1.29    1,592,079       182,213   1.44      263,446
      1.50% Variable Account Charge          526,980   1.29      686,826       163,418   1.44      236,271
      1.55% Variable Account Charge        5,325,162   1.29    6,940,417     1,450,188   1.43    2,096,695
      1.60% Variable Account Charge          175,163   1.12      228,295            --     --           --
      1.65% Variable Account Charge          326,366   1.28      425,361       102,233   1.44      147,809
      1.70% Variable Account Charge        5,876,922   1.28    7,659,539     1,730,385   1.44    2,501,806
      1.75% Variable Account Charge          170,750   1.28      222,543        17,066   1.43       24,675
      1.80% Variable Account Charge          427,767   1.28      557,520       244,285   1.43      353,190
      1.85% Variable Account Charge        1,483,769   1.28    1,933,833       546,577   1.43      790,246
      1.90% Variable Account Charge          445,261   1.28      580,319        69,287   1.43      100,176
      1.95% Variable Account Charge          656,202   1.12      855,244        83,767   1.25      121,111
      2.00% Variable Account Charge          163,451   1.11      213,030        65,891   1.25       95,266
      2.05% Variable Account Charge        1,108,547   1.11    1,444,797       207,183   1.25      299,547
      2.10% Variable Account Charge           23,550   1.11       30,693        18,270   1.25       26,415
      2.15% Variable Account Charge          164,701   1.11      214,659        18,895   1.25       27,318
      2.20% Variable Account Charge          282,010   1.11      367,551        37,432   1.24       54,120
      2.25% Variable Account Charge          156,475   1.11      203,937        23,443   1.24       33,894
      2.30% Variable Account Charge           87,106   1.11      113,528        54,904   1.24       79,381
      2.35% Variable Account Charge            5,178   1.11        6,749         4,628   1.24        6,692
      2.40% Variable Account Charge           78,662   1.10      102,522        20,218   1.24       29,232
      2.65% Variable Account Charge           29,140   1.10       37,979            --     --           --
   MultiOption Classic/Achiever            5,063,946   1.07    5,429,911     2,486,151   1.28    3,170,010
   MultiOption Flex/Single/Select                 --     --           --            --     --           --
   Waddell and Reed Retirement Builder            --     --           --            --     --           --
                                          ----------          ----------    ----------          ----------
                                          42,104,257          53,707,834    13,037,273          18,425,516
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          CREDIT SUISSE GLOBAL SMALL CAP       FIDELITY VIP CONTRAFUND
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --            --     --           --
   MegAnnuity                               341,828    0.71      242,789       614,298   1.28      788,929
   MultiOption Advisor
      1.20% Variable Account Charge              --      --           --     5,312,338   1.64    8,719,110
      1.35% Variable Account Charge              --      --           --     1,966,384   1.63    3,226,985
      1.45% Variable Account Charge              --      --           --       175,114   1.63      287,375
      1.50% Variable Account Charge              --      --           --        83,103   1.62      136,378
      1.55% Variable Account Charge              --      --           --     2,584,168   1.62    4,240,816
      1.65% Variable Account Charge              --      --           --         9,282   1.61       15,232
      1.70% Variable Account Charge              --      --           --     1,679,816   1.61    2,756,706
      1.75% Variable Account Charge              --      --           --        32,600   1.60       53,499
      1.80% Variable Account Charge              --      --           --       189,136   1.60      310,387
      1.85% Variable Account Charge              --      --           --       224,741   1.60      368,816
      1.90% Variable Account Charge              --      --           --       270,910   1.60      444,585
      1.95% Variable Account Charge              --      --           --       152,380   1.36      250,068
      2.00% Variable Account Charge              --      --           --         9,499   1.36       15,588
      2.05% Variable Account Charge              --      --           --       336,873   1.36      552,834
      2.10% Variable Account Charge              --      --           --         2,161   1.36        3,546
      2.15% Variable Account Charge              --      --           --        59,899   1.36       98,300
      2.20% Variable Account Charge              --      --           --        72,635   1.35      119,199
      2.30% Variable Account Charge              --      --           --        70,539   1.35      115,760
      2.35% Variable Account Charge              --      --           --         4,721   1.35        7,748
      2.40% Variable Account Charge              --      --           --        20,051   1.35       32,905
      2.65% Variable Account Charge              --      --           --        23,486   1.34       38,543
   MultiOption Classic/Achiever           1,700,889    0.66    1,128,774    16,232,114   1.19   19,357,429
   MultiOption Flex/Single/Select         2,383,496    0.67    1,594,737    17,948,520   1.20   21,595,368
   Waddell and Reed Retirement Builder           --      --           --            --     --           --
                                          ---------            ---------    ----------          ----------
                                          4,426,213            2,966,300    48,074,768          63,536,106
                                          =========            =========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID-CAP
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets    Outstanding    AUV   Net Assets
                                         -----------   ----   -----------    -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --           --
   MegAnnuity                                360,838   1.35       487,401       482,445   2.19    1,057,093
   MultiOption Advisor
      1.20% Variable Account Charge       17,786,919   1.41    25,101,793     3,708,571   1.95    7,248,267
      1.35% Variable Account Charge        7,251,137   1.40    10,231,710     1,978,108   1.95    3,865,459
      1.45% Variable Account Charge        1,526,416   1.40     2,153,848       219,197   1.94      428,336
      1.50% Variable Account Charge          606,663   1.43       856,031        51,325   1.99      100,296
      1.55% Variable Account Charge        7,092,662   1.40    10,008,094     2,023,312   1.93    3,953,792
      1.60% Variable Account Charge          217,131   1.23       306,383            --     --           --
      1.65% Variable Account Charge          360,897   1.43       509,243         8,549   1.98       16,706
      1.70% Variable Account Charge        7,116,883   1.43    10,042,271     1,852,044   1.98    3,619,114
      1.75% Variable Account Charge          200,501   1.42       282,917        13,327   1.98       26,043
      1.80% Variable Account Charge        1,131,264   1.42     1,596,269       140,357   1.97      274,275
      1.85% Variable Account Charge        1,626,120   1.42     2,294,534       240,495   1.97      469,956
      1.90% Variable Account Charge          482,533   1.42       680,878       143,613   1.97      280,636
      1.95% Variable Account Charge          939,015   1.23     1,324,995        97,577   1.55      190,676
      2.00% Variable Account Charge          165,745   1.22       233,874         6,397   1.55       12,501
      2.05% Variable Account Charge        1,174,106   1.22     1,656,722       115,720   1.55      226,131
      2.10% Variable Account Charge           19,741   1.22        27,855           909   1.55        1,776
      2.15% Variable Account Charge          193,648   1.22       273,247        15,619   1.55       30,521
      2.20% Variable Account Charge          310,671   1.22       438,372        49,314   1.54       96,366
      2.25% Variable Account Charge          170,981   1.22       241,262            --     --           --
      2.30% Variable Account Charge          146,700   1.22       207,001        63,241   1.54      123,581
      2.35% Variable Account Charge           11,356   1.21        16,023            --     --           --
      2.40% Variable Account Charge           89,637   1.21       126,482        15,249   1.54       29,799
      2.65% Variable Account Charge           38,839   1.21        54,804            --     --           --
   MultiOption Classic/Achiever           17,439,311   1.25    21,873,907     9,251,639   2.03   18,824,375
   MultiOption Flex/Single/Select         16,208,622   1.27    20,512,129     9,739,365   2.05   19,993,544
   Waddell and Reed Retirement Builder            --     --            --            --     --           --
                                          ----------          -----------    ----------          ----------
                                          82,668,336          111,538,045    30,216,373          60,869,243
                                          ==========          ===========    ==========          ==========

                                         FRANKLIN LARGE CAP GROWTH SECURITIES  FRANKLIN MUTUAL SHARES SECURITIES
                                         ------------------------------------  ---------------------------------
                                               Units                               Units
                                            Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                            -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                        --      --           --             --     --            --
   MegAnnuity                                       --      --           --             --     --            --
   MultiOption Advisor
      1.20% Variable Account Charge            836,888    1.27    1,061,573      1,063,302   1.48     1,570,828
      1.35% Variable Account Charge            656,498    1.26      832,724        822,813   1.47     1,215,340
      1.45% Variable Account Charge             34,753    1.26       44,082         57,221   1.47        84,519
      1.50% Variable Account Charge             27,856    1.27       35,334         19,349   1.45        28,580
      1.55% Variable Account Charge            329,364    1.26      417,776        927,869   1.46     1,370,514
      1.65% Variable Account Charge             14,983    1.27       19,005             --     --            --
      1.70% Variable Account Charge            682,105    1.27      865,204        365,868   1.44       540,407
      1.75% Variable Account Charge              6,845    1.26        8,683             --     --            --
      1.80% Variable Account Charge             34,280    1.26       43,482         96,140   1.44       142,004
      1.85% Variable Account Charge             82,657    1.26      104,845        182,080   1.43       268,943
      1.90% Variable Account Charge             34,138    1.26       43,302         70,543   1.43       104,196
      1.95% Variable Account Charge             44,595    1.11       56,566        139,821   1.29       206,523
      2.00% Variable Account Charge              7,375    1.10        9,355         14,349   1.29        21,194
      2.05% Variable Account Charge             35,317    1.10       44,798        115,717   1.29       170,920
      2.15% Variable Account Charge                 --      --           --         28,363   1.28        41,894
      2.30% Variable Account Charge                 --      --           --          2,360   1.28         3,486
      2.40% Variable Account Charge                 --      --           --          5,952   1.28         8,791
   MultiOption Classic/Achiever                552,231    1.09      600,890      2,272,545   1.26     2,868,833
   MultiOption Flex/Single/Select                   --      --           --             --     --            --
   Waddell and Reed Retirement Builder              --      --           --             --     --            --
                                             ---------            ---------      ---------            ---------
                                             3,379,885            4,187,619      6,184,292            8,646,972
                                             =========            =========      =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                                         TEMPLETON DEVELOPING MARKETS
                                            FRANKLIN SMALL-MID CAP                SECURITIES
                                        ------------------------------  ------------------------------
                                           Units                           Units
                                        Outstanding   AUV   Net Assets  Outstanding   AUV   Net Assets
                                        -----------  ----  -----------  -----------  ----  -----------
Contracts
   Adjustable Income Annuity                     --    --           --           --    --           --
   MegAnnuity                               386,104  0.78      300,456    1,186,943  1.27    1,504,286
   MultiOption Advisor
      1.20% Variable Account Charge       1,128,904  1.47    1,655,817    1,929,404  2.27    4,388,091
      1.35% Variable Account Charge         495,260  1.46      726,312      837,886  2.26    1,905,297
      1.45% Variable Account Charge          20,794  1.46       30,496      118,241  2.26      268,872
      1.50% Variable Account Charge          39,795  1.49       58,360       92,774  2.23      210,962
      1.55% Variable Account Charge         636,437  1.45      933,351    1,005,484  2.25    2,286,403
      1.60% Variable Account Charge              --    --           --          426  1.69          968
      1.65% Variable Account Charge              --    --           --       38,065  2.22       86,558
      1.70% Variable Account Charge         644,546  1.48      945,244    1,315,317  2.22    2,990,943
      1.75% Variable Account Charge              --    --           --       21,644  2.22       49,218
      1.80% Variable Account Charge         123,646  1.48      181,330       43,195  2.21       98,222
      1.85% Variable Account Charge          42,882  1.48       62,888      285,145  2.21      648,400
      1.90% Variable Account Charge          23,893  1.48       35,040       34,237  2.21       77,853
      1.95% Variable Account Charge          14,649  1.19       21,483       28,609  1.68       65,055
      2.00% Variable Account Charge           8,739  1.19       12,815       35,979  1.68       81,815
      2.05% Variable Account Charge           7,644  1.18       11,210      106,702  1.68      242,633
      2.10% Variable Account Charge              --    --           --        6,818  1.67       15,504
      2.15% Variable Account Charge              --    --           --       13,755  1.67       31,278
      2.20% Variable Account Charge           8,037  1.18       11,787       32,295  1.67       73,436
      2.25% Variable Account Charge              --    --           --        8,619  1.67       19,600
      2.30% Variable Account Charge           9,884  1.18       14,496       10,622  1.67       24,154
      2.35% Variable Account Charge              --    --           --        2,134  1.66        4,852
      2.40% Variable Account Charge              --    --           --       10,562  1.66       24,017
   MultiOption Classic/Achiever           8,148,459  0.73    5,924,665    4,129,060  1.67    6,911,112
   MultiOption Flex/Single/Select         7,153,085  0.73    5,243,375    9,160,473  1.15   10,558,684
   Waddell and Reed Retirement Builder           --    --           --           --    --           --
                                         ----------         ----------   ----------         ----------
                                         18,892,758         16,169,125   20,454,389         32,568,213
                                         ==========         ==========   ==========         ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                        TEMPLETON GLOBAL ASSET ALLOCATION       JANUS ASPEN BALANCED
                                        ---------------------------------  -----------------------------
                                             Units                            Units
                                          Outstanding   AUV   Net Assets   Outstanding   AUV  Net Assets
                                          -----------  ----  -----------   -----------  ----  ----------
Contracts
   Adjustable Income Annuity                      --     --          --            --     --          --
   MegAnnuity                                602,538   1.32     792,557            --     --          --
   MultiOption Advisor                            --                                      --          --
      1.20% Variable Account Charge               --     --          --     1,770,552   1.26   2,233,548
      1.35% Variable Account Charge               --     --          --       425,770   1.26     537,051
      1.45% Variable Account Charge               --     --          --         5,914   1.25       7,460
      1.55% Variable Account Charge               --     --          --       597,221   1.25     753,314
      1.70% Variable Account Charge               --     --          --       233,418   1.23     294,425
      1.80% Variable Account Charge               --     --          --        19,240   1.23      24,268
      1.85% Variable Account Charge               --     --          --        27,539   1.22      34,736
      1.90% Variable Account Charge               --     --          --         2,585   1.22       3,260
      1.95% Variable Account Charge               --     --          --         7,931   1.16      10,003
      2.00% Variable Account Charge               --     --          --         4,262   1.16       5,376
      2.05% Variable Account Charge               --     --          --        51,176   1.16      64,552
      2.40% Variable Account Charge               --     --          --        10,640   1.15      13,421
   MultiOption Classic/Achiever            3,017,095   1.23   3,708,078       862,756   1.17   1,011,572
   MultiOption Flex/Single/Select          3,568,264   1.24   4,421,490            --     --          --
   Waddell and Reed Retirement Builder            --     --          --            --     --          --
                                           ---------          ---------     ---------          ---------
                                           7,187,897          8,922,125     4,019,004          4,992,986
                                           =========          =========     =========          =========

                                              JANUS ASPEN FORTY        JANUS ASPEN INTERNATIONAL GROWTH
                                        -----------------------------  --------------------------------
                                           Units                            Units
                                        Outstanding   AUV  Net Assets    Outstanding   AUV  Net Assets
                                        -----------  ----  ----------    -----------  ----  ----------
Contracts
   Adjustable Income Annuity                     --    --          --             --    --          --
   MegAnnuity                               841,211  0.85     714,459        850,133  0.99     839,509
   MultiOption Advisor
      1.20% Variable Account Charge         969,860  1.47   1,429,984      2,425,839  2.00   4,855,109
      1.35% Variable Account Charge         654,822  1.47     965,336      1,171,170  1.99   2,343,291
      1.45% Variable Account Charge           3,985  1.46       5,874        165,420  1.99     330,974
      1.50% Variable Account Charge          20,716  1.50      30,540        116,405  2.06     232,905
      1.55% Variable Account Charge       1,011,066  1.46   1,490,510        840,280  1.98   1,681,244
      1.60% Variable Account Charge              --    --          --          1,339  1.59       2,678
      1.65% Variable Account Charge          33,308  1.50      49,103         73,369  2.05     146,798
      1.70% Variable Account Charge         649,503  1.49     957,495      1,454,823  2.05   2,910,829
      1.75% Variable Account Charge          14,950  1.49      22,039         52,928  2.05     105,899
      1.80% Variable Account Charge          43,327  1.49      63,872         66,382  2.04     132,818
      1.85% Variable Account Charge         109,896  1.49     162,009        462,116  2.04     924,607
      1.90% Variable Account Charge           8,456  1.49      12,466         63,043  2.04     126,137
      1.95% Variable Account Charge          11,138  1.33      16,420         49,707  1.58      99,455
      2.00% Variable Account Charge           3,642  1.33       5,369         62,951  1.58     125,953
      2.05% Variable Account Charge          76,330  1.33     112,525        212,343  1.58     424,860
      2.10% Variable Account Charge           1,201  1.33       1,771          8,925  1.58      17,857
      2.15% Variable Account Charge              --    --          --         13,027  1.58      26,065
      2.20% Variable Account Charge          41,790  1.32      61,606         67,165  1.57     134,384
      2.25% Variable Account Charge              --    --          --         33,807  1.57      67,641
      2.30% Variable Account Charge              --    --          --         22,930  1.57      45,878
      2.40% Variable Account Charge           1,585  1.32       2,337         10,631  1.57      21,270
   MultiOption Classic/Achiever          13,218,765  0.79  10,424,663     11,904,116  0.92  10,915,744
   MultiOption Flex/Single/Select        12,825,890  0.80  10,205,184      9,515,373  0.93   8,805,483
   Waddell and Reed Retirement Builder           --    --          --             --    --          --
                                         ----------        ----------     ----------        ----------
                                         30,541,441        26,733,562     29,644,222        35,317,388
                                         ==========        ==========     ==========        ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          MFS INVESTORS GROWTH STOCK         MFS MID CAP GROWTH
                                        -----------------------------  -----------------------------
                                           Units                          Units
                                        Outstanding   AUV  Net Assets  Outstanding   AUV  Net Assets
                                        -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    --     --          --          --     --          --
   MegAnnuity                                   --     --          --          --     --          --
   MultiOption Advisor
      1.20% Variable Account Charge        215,962   1.28     275,750     271,698   1.48     401,816
      1.35% Variable Account Charge        157,515   1.27     201,087     117,112   1.47     173,160
      1.45% Variable Account Charge         24,111   1.27      30,781          --     --          --
      1.50% Variable Account Charge         10,177   1.26      12,993       4,901   1.45       7,246
      1.55% Variable Account Charge        137,198   1.26     175,149     152,758   1.46     225,864
      1.70% Variable Account Charge         47,813   1.26      61,040      63,460   1.45      93,831
      1.75% Variable Account Charge             --     --          --       4,324   1.44       6,394
      1.80% Variable Account Charge         44,306   1.25      56,562      10,905   1.44      16,124
      1.85% Variable Account Charge         40,791   1.25      52,075      34,964   1.44      51,697
      2.15% Variable Account Charge             --     --          --       4,501   1.18       6,655
   MultiOption Classic/Achiever            572,967   1.05     599,403     366,936   1.09     401,629
   MultiOption Flex/Single/Select               --     --          --          --     --          --
   Waddell and Reed Retirement Builder          --     --          --          --     --          --
                                         ---------          ---------   ---------          ---------
                                         1,250,840          1,464,840   1,031,559          1,384,416
                                         =========          =========   =========          =========

                                              MFS NEW DISCOVERY                  MFS VALUE
                                        -----------------------------  -----------------------------
                                           Units                          Units
                                        Outstanding   AUV  Net Assets  Outstanding   AUV  Net Assets
                                        -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    --     --          --          --     --          --
   MegAnnuity                                   --     --          --          --     --          --
   MultiOption Advisor
      1.20% Variable Account Charge      2,360,130   1.40   3,311,686     517,851   1.43     738,194
      1.35% Variable Account Charge      1,042,444   1.40   1,462,406     414,023   1.42     590,054
      1.45% Variable Account Charge        234,937   1.39     329,584       2,690   1.41       3,834
      1.50% Variable Account Charge         82,492   1.38     115,725      38,613   1.45      55,030
      1.55% Variable Account Charge      1,274,103   1.39   1,787,392     712,081   1.41   1,014,838
      1.60% Variable Account Charge         61,706   1.10      86,565          --     --          --
      1.65% Variable Account Charge         20,834   1.37      29,228      15,401   1.44      21,950
      1.70% Variable Account Charge      1,414,303   1.37   1,984,074     429,569   1.44     612,209
      1.75% Variable Account Charge          4,277   1.37       6,000          --     --          --
      1.80% Variable Account Charge         91,185   1.37     127,920      20,192   1.44      28,777
      1.85% Variable Account Charge        300,589   1.37     421,685     114,526   1.44     163,220
      1.90% Variable Account Charge         98,797   1.36     138,598      12,990   1.43      18,513
      1.95% Variable Account Charge        202,270   1.09     283,757          --     --          --
      2.00% Variable Account Charge          5,449   1.09       7,644          --     --          --
      2.05% Variable Account Charge        183,862   1.09     257,933          --     --          --
      2.15% Variable Account Charge         39,524   1.09      55,447          --     --          --
      2.20% Variable Account Charge         30,159   1.09      42,309      22,257   1.27      31,720
      2.30% Variable Account Charge         10,103   1.09      14,173       3,663   1.27       5,220
      2.40% Variable Account Charge         20,113   1.08      28,216          --     --          --
      2.65% Variable Account Charge          9,569   1.08      13,425          --     --          --
   MultiOption Classic/Achiever          1,816,579   1.07   1,937,717   1,898,005   1.22   2,309,543
   MultiOption Flex/Single/Select               --     --          --          --     --          --
   Waddell and Reed Retirement Builder          --     --          --          --     --          --
                                         ---------         ----------   ---------          ---------
                                         9,303,425         12,441,484   4,201,861          5,593,102
                                         =========         ==========   =========          =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         OPPENHEIMER CAPITAL APPRECIATION       OPPENHEIMER HIGH INCOME
                                         --------------------------------   -------------------------------
                                             Units                             Units
                                          Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                          -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --       --           --            --     --           --
   MegAnnuity                                    --       --           --            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge         742,315     1.34      994,052     5,728,386   1.30    7,424,077
      1.35% Variable Account Charge       1,094,462     1.33    1,465,548     2,681,369   1.29    3,474,516
      1.45% Variable Account Charge          76,062     1.33      101,851       535,221   1.29      693,539
      1.50% Variable Account Charge          45,468     1.34       60,884       183,827   1.19      238,203
      1.55% Variable Account Charge         264,366     1.33      354,002     3,038,206   1.28    3,936,905
      1.60% Variable Account Charge              --       --           --        70,254   1.11       91,035
      1.65% Variable Account Charge          14,723     1.33       19,715       151,973   1.19      196,926
      1.70% Variable Account Charge         288,986     1.33      386,969     1,943,131   1.18    2,517,907
      1.75% Variable Account Charge              --       --           --        68,846   1.18       89,210
      1.80% Variable Account Charge              --       --           --       462,317   1.18      599,070
      1.85% Variable Account Charge          85,286     1.32      114,203       399,019   1.18      517,048
      1.90% Variable Account Charge          26,724     1.32       35,786       116,116   1.18      150,463
      1.95% Variable Account Charge          32,087     1.14       42,966       356,237   1.10      461,612
      2.00% Variable Account Charge           6,351     1.14        8,504        38,217   1.10       49,522
      2.05% Variable Account Charge          14,059     1.14       18,826       333,082   1.10      431,608
      2.10% Variable Account Charge              --       --           --        10,690   1.10       13,852
      2.15% Variable Account Charge          19,882     1.14       26,624        76,341   1.10       98,923
      2.20% Variable Account Charge          16,851     1.13       22,564       118,252   1.10      153,231
      2.25% Variable Account Charge              --       --           --        69,633   1.10       90,231
      2.30% Variable Account Charge           2,146     1.13        2,874        79,170   1.09      102,588
      2.35% Variable Account Charge              --       --           --         5,119   1.09        6,633
      2.40% Variable Account Charge          15,323     1.13       20,519        14,661   1.09       18,997
      2.65% Variable Account Charge              --       --           --        13,821   1.09       17,910
   MultiOption Classic/Achiever           1,512,485     1.10    1,664,090     2,447,462   1.25    3,049,864
   MultiOption Flex/Single/Select                --       --           --            --     --           --
   Waddell and Reed Retirement Builder           --       --           --            --     --           --
                                          ---------             ---------    ----------          ----------
                                          4,257,576             5,339,977    18,941,350          24,423,870
                                          =========             =========    ==========          ==========

                                         OPPENHEIMER INTERNATIONAL GROWTH     PUTNAM VT GROWTH AND INCOME
                                         --------------------------------   -------------------------------
                                             Units                             Units
                                          Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                          -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --       --           --           --      --           --
   MegAnnuity                                    --       --           --           --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge         643,404     1.85    1,187,915      610,385    1.37      834,092
      1.35% Variable Account Charge         512,059     1.84      945,246      162,554    1.36      222,114
      1.45% Variable Account Charge          50,596     1.83       93,398        4,067    1.36        5,557
      1.50% Variable Account Charge          35,709     1.92       65,918           --      --           --
      1.55% Variable Account Charge         307,998     1.83      568,556      178,570    1.35      243,997
      1.70% Variable Account Charge         515,799     1.91      952,150      164,447    1.39      224,700
      1.75% Variable Account Charge              --       --           --        6,907    1.39        9,437
      1.80% Variable Account Charge          57,979     1.91      107,028       18,653    1.38       25,488
      1.85% Variable Account Charge         113,377     1.91      209,290           --      --           --
      1.90% Variable Account Charge             979     1.90        1,807       19,349    1.38       26,438
      1.95% Variable Account Charge          32,289     1.39       59,604           --      --           --
      2.05% Variable Account Charge         122,898     1.38      226,866        6,286    1.21        8,590
      2.10% Variable Account Charge             966     1.38        1,783           --      --           --
      2.15% Variable Account Charge          15,010     1.38       27,708           --      --           --
      2.20% Variable Account Charge          14,955     1.38       27,607           --      --           --
      2.30% Variable Account Charge           1,549     1.38        2,858           --      --           --
      2.35% Variable Account Charge           2,170     1.37        4,006           --      --           --
   MultiOption Classic/Achiever           1,004,029     1.32    1,328,107      457,081    1.16      531,983
   MultiOption Flex/Single/Select                --       --           --           --      --           --
   Waddell and Reed Retirement Builder           --       --           --           --      --           --
                                          ---------             ---------    ---------            ---------
                                          3,431,766             5,809,847    1,628,299            2,132,396
                                          =========             =========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          PUTNAM VT INTERNATIONAL EQUITY      PUTNAM VT NEW OPPORTUNITIES
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --          --
   MegAnnuity                                    --      --           --          --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge       1,928,701    1.58    3,053,541      35,583     1.48      52,638
      1.35% Variable Account Charge       1,247,119    1.58    1,973,947      22,944     1.47      33,935
      1.45% Variable Account Charge         236,052    1.57      373,624          --       --          --
      1.50% Variable Account Charge          53,129    1.60       84,093          --       --          --
      1.55% Variable Account Charge       1,215,767    1.57    1,924,324      77,161     1.46     114,123
      1.60% Variable Account Charge          57,255    1.36       90,624          --       --          --
      1.65% Variable Account Charge          24,917    1.60       39,439          --       --          --
      1.70% Variable Account Charge         703,976    1.59    1,114,258      21,400     1.44      31,652
      1.80% Variable Account Charge         103,805    1.59      164,303          --       --          --
      1.85% Variable Account Charge          84,259    1.59      133,365          --       --          --
      1.90% Variable Account Charge          90,289    1.59      142,910          --       --          --
      1.95% Variable Account Charge         142,163    1.35      225,017       3,595     1.21       5,316
      2.00% Variable Account Charge           6,904    1.35       10,928          --       --          --
      2.05% Variable Account Charge         122,401    1.35      193,736      16,931     1.20      25,041
      2.15% Variable Account Charge          34,398    1.34       54,445          --       --          --
      2.20% Variable Account Charge           9,284    1.34       14,694          --       --          --
      2.30% Variable Account Charge          11,286    1.34       17,864          --       --          --
      2.40% Variable Account Charge          16,825    1.34       26,630          --       --          --
      2.65% Variable Account Charge          11,698    1.33       18,515          --       --          --
   MultiOption Classic/Achiever           1,819,573    1.30    2,366,696     125,100     1.17     146,615
   MultiOption Flex/Single/Select                --      --           --          --       --          --
   Waddell and Reed Retirement Builder           --      --           --          --       --          --
                                          ---------           ----------     -------              -------
                                          7,919,801           12,022,953     302,714              409,320
                                          =========           ==========     =======              =======

                                               PUTNAM VT NEW VALUE                PUTNAM VT VOYAGER
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding   AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --           --
   MegAnnuity                                    --      --           --          --       --           --
   MultiOption Advisor
      1.20% Variable Account Charge         290,135    1.48      428,480     270,795     1.27      344,637
      1.35% Variable Account Charge         255,002    1.47      376,499      62,302     1.27       79,245
      1.45% Variable Account Charge           1,380    1.47        2,037      10,021     1.26       12,746
      1.50% Variable Account Charge           2,464    1.53        3,639       2,725     1.26        3,466
      1.55% Variable Account Charge         766,337    1.46    1,131,461      72,195     1.26       91,828
      1.70% Variable Account Charge         248,925    1.52      367,526      60,382     1.26       76,802
      1.80% Variable Account Charge             866    1.52        1,279      29,867     1.25       37,989
      1.85% Variable Account Charge          61,707    1.51       91,107       4,594     1.25        5,844
      1.95% Variable Account Charge          10,458    1.28       15,441          --       --           --
      2.05% Variable Account Charge          11,496    1.28       16,973          --       --           --
      2.20% Variable Account Charge           5,110    1.28        7,544          --       --           --
      2.30% Variable Account Charge          24,401    1.27       36,026          --       --           --
   MultiOption Classic/Achiever             492,402    1.29      636,863     352,160     1.04      365,758
   MultiOption Flex/Single/Select                --      --           --          --       --           --
   Waddell and Reed Retirement Builder           --      --           --          --       --           --
                                          ---------            ---------     -------             ---------
                                          2,170,683            3,114,875     865,041             1,018,315
                                          =========            =========     =======             =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               VAN KAMPEN COMSTOCK            VAN KAMPEN EMERGING GROWTH
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding   AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --          --
   MegAnnuity                                    --      --           --          --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge       1,244,736    1.46    1,822,521      45,837     1.34      61,415
      1.35% Variable Account Charge       1,516,246    1.46    2,219,714     151,456     1.33     202,890
      1.45% Variable Account Charge         106,848    1.45      156,421         496     1.33         665
      1.50% Variable Account Charge          42,648    1.48       62,434       6,861     1.32       9,191
      1.55% Variable Account Charge         851,883    1.45    1,247,117      26,946     1.33      36,097
      1.70% Variable Account Charge         753,392    1.48    1,102,932      52,338     1.31      70,112
      1.75% Variable Account Charge           7,075    1.47       10,357          --       --          --
      1.80% Variable Account Charge          18,072    1.47       26,457          --       --          --
      1.85% Variable Account Charge         201,177    1.47      294,514      11,254     1.31      15,076
      1.90% Variable Account Charge          76,444    1.47      111,911          --       --          --
      1.95% Variable Account Charge           7,759    1.26       11,358          --       --          --
      2.00% Variable Account Charge           7,706    1.26       11,281          --       --          --
      2.05% Variable Account Charge         255,431    1.26      373,940       3,851     1.12       5,158
      2.10% Variable Account Charge           2,904    1.26        4,252          --       --          --
      2.15% Variable Account Charge           2,938    1.26        4,300          --       --          --
      2.20% Variable Account Charge          37,521    1.26       54,929          --       --          --
      2.30% Variable Account Charge          24,255    1.25       35,508          --       --          --
      2.40% Variable Account Charge          17,838    1.25       26,114          --       --          --
   MultiOption Classic/Achiever                  --      --           --          --       --          --
   MultiOption Flex/Single/Select                --      --           --          --       --          --
   Waddell and Reed Retirement Builder           --      --           --          --       --          --
                                          ---------            ---------     -------              -------
                                          5,174,873            7,576,060     299,039              400,604
                                          =========            =========     =======              =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           VAN KAMPEN GROWTH AND INCOME         WADDELL & REED BALANCED
                                         -------------------------------   --------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                     --      --           --            --     --            --
   MegAnnuity                                    --      --           --     1,230,399   4.09     5,029,326
   MultiOption Advisor
      1.20% Variable Account Charge         452,178    1.48      670,853     1,288,429   1.19     1,531,761
      1.35% Variable Account Charge         565,198    1.48      838,440       628,717   1.18       747,184
      1.45% Variable Account Charge           3,555    1.47        5,274        39,571   1.18        47,027
      1.50% Variable Account Charge          71,728    1.51      106,405         8,489   1.18        10,089
      1.55% Variable Account Charge         267,310    1.47      396,539     3,478,462   1.18     4,133,895
      1.60% Variable Account Charge              --      --           --        59,625   1.16        70,860
      1.65% Variable Account Charge              --      --           --         5,049   1.18         6,000
      1.70% Variable Account Charge         190,591    1.50      282,732     1,568,656   1.17     1,864,231
      1.80% Variable Account Charge          33,262    1.50       49,342        86,260   1.17       102,513
      1.85% Variable Account Charge          42,281    1.49       62,722        13,257   1.17        15,754
      1.90% Variable Account Charge          12,038    1.49       17,858       145,418   1.17       172,819
      1.95% Variable Account Charge           6,693    1.30        9,929        58,555   1.16        69,588
      2.00% Variable Account Charge              --      --           --         5,182   1.15         6,158
      2.05% Variable Account Charge          23,818    1.30       35,332        46,014   1.15        54,684
      2.30% Variable Account Charge              --      --           --         7,315   1.15         8,693
      2.40% Variable Account Charge              --      --           --         7,295   1.14         8,669
   MultiOption Classic/Achiever                  --      --           --    17,505,563   0.99    17,247,536
   MultiOption Flex/Single/Select                --      --           --    39,037,319   4.05   157,917,821
   Waddell and Reed Retirement Builder           --      --           --
      1.25% Variable Account Charge              --      --           --       855,108   1.13       962,861
      1.35% Variable Account Charge              --      --           --         5,421   1.12         6,104
      1.40% Variable Account Charge              --      --           --       251,403   1.12       283,032
      1.50% Variable Account Charge              --      --           --        43,519   1.12        48,994
      1.60% Variable Account Charge              --      --           --       224,203   1.12       252,410
      1.65% Variable Account Charge              --      --           --        62,869   1.12        70,778
      1.75% Variable Account Charge              --      --           --       659,320   1.12       742,270
      1.85% Variable Account Charge              --      --           --       178,863   1.11       201,366
      1.90% Variable Account Charge              --      --           --       270,986   1.11       305,079
      2.00% Variable Account Charge              --      --           --        48,527   1.11        54,632
      2.10% Variable Account Charge              --      --           --        83,250   1.11        93,724
      2.15% Variable Account Charge              --      --           --        18,585   1.11        20,923
      2.35% Variable Account Charge              --      --           --         4,164   1.11         4,687
                                          ---------            ---------    ----------          -----------
                                          1,668,652            2,475,426    67,925,793          192,091,468
                                          =========            =========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                              WADDELL & REED GROWTH        WADDELL & REED INTERNATIONAL VALUE
                                         --------------------------------  ----------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   -----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --            --
   MegAnnuity                              2,898,741   3.31     9,605,299     1,621,026   3.77     6,104,278
   MultiOption Advisor
      1.20% Variable Account Charge        2,926,186   1.19     3,496,408     9,171,847   1.84    16,905,781
      1.35% Variable Account Charge        1,105,821   1.19     1,321,079     3,796,446   1.83     6,996,341
      1.45% Variable Account Charge          169,369   1.19       202,339       689,722   1.83     1,271,065
      1.50% Variable Account Charge          245,382   1.19       293,148       359,489   1.88       662,489
      1.55% Variable Account Charge        2,330,557   1.19     2,784,221     5,092,514   1.82     9,384,821
      1.60% Variable Account Charge               --     --            --        83,948   1.44       154,705
      1.65% Variable Account Charge          127,588   1.18       152,424       211,140   1.87       389,102
      1.70% Variable Account Charge        2,234,993   1.18     2,670,054     4,978,278   1.87     9,174,299
      1.75% Variable Account Charge           26,853   1.18        32,080       109,082   1.87       201,023
      1.80% Variable Account Charge           90,093   1.18       107,630       288,873   1.87       532,354
      1.85% Variable Account Charge          365,712   1.18       436,902       996,058   1.86     1,835,602
      1.90% Variable Account Charge          131,730   1.18       157,373       289,561   1.86       533,622
      1.95% Variable Account Charge           90,696   1.16       108,350       421,148   1.43       776,119
      2.00% Variable Account Charge          122,733   1.16       146,624       100,169   1.43       184,598
      2.05% Variable Account Charge          163,247   1.15       195,024       705,807   1.42     1,300,707
      2.10% Variable Account Charge           24,961   1.15        29,820        17,471   1.42        32,197
      2.15% Variable Account Charge            7,206   1.15         8,608        81,727   1.42       150,613
      2.20% Variable Account Charge           65,020   1.15        77,677       192,957   1.42       355,593
      2.25% Variable Account Charge           36,349   1.15        43,425        85,684   1.42       157,905
      2.30% Variable Account Charge           17,360   1.15        20,739        50,459   1.42        92,990
      2.35% Variable Account Charge            5,815   1.15         6,947         7,003   1.42        12,906
      2.40% Variable Account Charge           18,131   1.15        21,661        53,435   1.41        98,474
      2.65% Variable Account Charge               --     --            --         2,617   1.41         4,823
   MultiOption Classic/Achiever           22,601,132   0.68    15,320,438    14,020,914   1.45    20,332,352
   MultiOption Flex/Single/Select         31,140,736   3.88   120,833,494    33,884,156   3.30   111,796,284
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        3,807,415   1.15     4,388,723     1,983,740   1.31     2,597,226
      1.35% Variable Account Charge          114,855   1.15       132,372        19,075   1.31        24,968
      1.40% Variable Account Charge        1,341,498   1.15     1,546,099       616,318   1.31       806,726
      1.50% Variable Account Charge          741,889   1.15       855,039        95,553   1.30       125,073
      1.60% Variable Account Charge          842,889   1.15       971,444       427,002   1.30       558,921
      1.65% Variable Account Charge          221,089   1.14       254,809        36,199   1.30        47,382
      1.75% Variable Account Charge        4,861,158   1.14     5,602,568     2,094,318   1.30     2,741,344
      1.85% Variable Account Charge          134,355   1.14       154,846        78,155   1.30       102,300
      1.90% Variable Account Charge        2,649,811   1.14     3,053,952     1,140,047   1.29     1,492,258
      2.00% Variable Account Charge          467,121   1.14       538,365       380,991   1.29       498,696
      2.10% Variable Account Charge          501,425   1.14       577,901       253,571   1.29       331,910
      2.15% Variable Account Charge          137,227   1.14       158,157        16,347   1.29        21,398
      2.25% Variable Account Charge           16,136   1.13        18,598         8,933   1.29        11,692
      2.35% Variable Account Charge          320,171   1.13       369,002        90,373   1.29       118,293
                                          ----------          -----------    ----------          -----------
                                          83,103,450          176,693,639    84,552,153          198,919,230
                                          ==========          ===========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED SMALL CAP GROWTH         WADDELL & REED VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                              1,338,400   2.63    3,525,827       872,555   2.54    2,212,707
   MultiOption Advisor
      1.20% Variable Account Charge        1,282,022   1.36    1,740,936       471,374   1.29      606,157
      1.35% Variable Account Charge          567,530   1.35      770,308       187,132   1.28      240,599
      1.45% Variable Account Charge           74,104   1.35      100,582        17,080   1.28       21,960
      1.50% Variable Account Charge           34,696   1.35       47,093            --     --           --
      1.55% Variable Account Charge          835,285   1.35    1,133,733       729,637   1.28      938,108
      1.65% Variable Account Charge            3,050   1.34        4,140            --     --           --
      1.70% Variable Account Charge        1,011,613   1.34    1,373,062       575,915   1.27      740,464
      1.75% Variable Account Charge            8,082   1.34       10,970            --     --           --
      1.80% Variable Account Charge           54,636   1.34       74,157         3,461   1.27        4,450
      1.85% Variable Account Charge          142,979   1.34      194,066        32,247   1.27       41,460
      1.90% Variable Account Charge           94,965   1.34      128,896        29,194   1.27       37,536
      1.95% Variable Account Charge           16,341   1.31       22,180        14,263   1.24       18,338
      2.00% Variable Account Charge           10,288   1.31       13,964            --     --           --
      2.05% Variable Account Charge          156,316   1.31      212,168       107,034   1.24      137,615
      2.10% Variable Account Charge            1,663   1.31        2,257            --     --           --
      2.15% Variable Account Charge            9,678   1.31       13,136        29,151   1.23       37,480
      2.20% Variable Account Charge           35,385   1.31       48,028        63,052   1.23       81,067
      2.30% Variable Account Charge            2,532   1.30        3,437        29,540   1.23       37,980
      2.40% Variable Account Charge            1,387   1.30        1,883         6,716   1.23        8,635
   MultiOption Classic/Achiever            8,270,191   1.27   10,515,892     6,313,234   1.05    6,645,581
   MultiOption Flex/Single/Select         25,369,864   2.34   59,385,549    23,006,868   2.23   51,315,070
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        1,076,397   1.25    1,345,083     4,259,227   1.15    4,892,113
      1.35% Variable Account Charge           10,735   1.25       13,413       108,596   1.15      124,708
      1.40% Variable Account Charge          434,724   1.25      543,175     1,170,365   1.15    1,344,002
      1.50% Variable Account Charge          169,014   1.24      211,178       281,496   1.14      323,259
      1.60% Variable Account Charge          426,685   1.24      533,130       782,039   1.14      898,063
      1.65% Variable Account Charge           44,352   1.24       55,416       251,231   1.14      288,505
      1.75% Variable Account Charge        2,445,202   1.24    3,055,206     3,266,554   1.14    3,751,186
      1.85% Variable Account Charge           88,307   1.24      110,337        93,682   1.14      107,581
      1.90% Variable Account Charge        1,248,850   1.24    1,560,401     1,631,873   1.14    1,873,981
      2.00% Variable Account Charge          256,343   1.23      320,293       601,219   1.13      690,417
      2.10% Variable Account Charge          302,736   1.23      378,260       460,098   1.13      528,359
      2.15% Variable Account Charge          113,971   1.23      142,404       116,473   1.13      133,753
      2.25% Variable Account Charge            2,742   1.23        3,426        17,883   1.13       20,536
      2.35% Variable Account Charge          163,207   1.23      203,923       108,631   1.13      124,747
                                          ----------          ----------    ----------          ----------
                                          46,104,272          87,797,909    45,637,820          78,226,417
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED MICRO-CAP GROWTH    WADDELL & REED SMALL CAP VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                519,057   1.90      984,476     1,065,168   1.92    2,040,883
   MultiOption Advisor
      1.20% Variable Account Charge          406,914   1.95      793,302     4,239,998   1.65    6,994,419
      1.35% Variable Account Charge          158,321   1.94      308,608     1,625,997   1.64    2,681,891
      1.45% Variable Account Charge           17,361   1.93       33,840       241,495   1.64      398,317
      1.50% Variable Account Charge              397   1.90          773       163,098   1.71      269,011
      1.55% Variable Account Charge          503,868   1.93      982,171     1,921,472   1.63    3,169,241
      1.60% Variable Account Charge               --     --           --         1,711   1.29        2,822
      1.65% Variable Account Charge            4,213   1.90        8,213        96,860   1.70      159,759
      1.70% Variable Account Charge          121,080   1.89      236,017     2,188,356   1.70    3,609,436
      1.75% Variable Account Charge           11,284   1.89       21,996        55,362   1.70       91,313
      1.80% Variable Account Charge           18,771   1.89       36,590       266,675   1.70      439,848
      1.85% Variable Account Charge          107,537   1.89      209,617       584,076   1.69      963,364
      1.90% Variable Account Charge           13,479   1.88       26,274       111,166   1.69      183,355
      1.95% Variable Account Charge            1,959   1.35        3,819        94,270   1.28      155,487
      2.00% Variable Account Charge               --     --           --        46,267   1.28       76,313
      2.05% Variable Account Charge               --     --           --       299,668   1.28      494,267
      2.10% Variable Account Charge               --     --           --         8,785   1.28       14,489
      2.15% Variable Account Charge               --     --           --        15,425   1.27       25,441
      2.20% Variable Account Charge               --     --           --       109,574   1.27      180,729
      2.25% Variable Account Charge               --     --           --        50,865   1.27       83,897
      2.30% Variable Account Charge              749   1.34        1,460        36,225   1.27       59,748
      2.35% Variable Account Charge               --     --           --         1,997   1.27        3,294
      2.40% Variable Account Charge              955   1.34        1,861        24,466   1.27       40,354
   MultiOption Classic/Achiever            3,839,509   1.34    5,160,564     6,311,357   1.94   12,222,730
   MultiOption Flex/Single/Select          4,948,904   1.89    9,352,934    10,579,795   1.78   18,861,338
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge          595,695   1.33      795,184     1,948,420   1.16    2,253,820
      1.35% Variable Account Charge            6,778   1.33        9,048        11,453   1.15       13,246
      1.40% Variable Account Charge          197,706   1.33      263,927       783,072   1.15      905,664
      1.50% Variable Account Charge          122,700   1.33      163,797       181,038   1.15      209,380
      1.60% Variable Account Charge           42,313   1.33       56,485       370,461   1.15      428,457
      1.65% Variable Account Charge           25,609   1.33       34,187        49,916   1.15       57,730
      1.75% Variable Account Charge          917,525   1.32    1,224,844     1,805,079   1.15    2,087,668
      1.85% Variable Account Charge           97,378   1.32      129,995       103,412   1.15      119,601
      1.90% Variable Account Charge          562,575   1.32      751,005       957,390   1.14    1,107,271
      2.00% Variable Account Charge          169,914   1.32      226,825       328,916   1.14      380,408
      2.10% Variable Account Charge          119,462   1.32      159,475       222,242   1.14      257,034
      2.15% Variable Account Charge            4,683   1.32        6,252        14,250   1.14       16,481
      2.25% Variable Account Charge               --     --           --         9,769   1.14       11,298
      2.35% Variable Account Charge           89,072   1.31      118,906       131,417   1.14      151,991
                                          ----------          ----------    ----------          ----------
                                          13,625,768          22,102,445    37,056,963          61,221,795
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            WADDELL & REED CORE EQUITY      WADDELL & REED ASSET STRATEGY
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                312,853   1.14      355,701            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge          150,752   1.27      191,075     1,589,016   1.45    2,310,422
      1.35% Variable Account Charge           76,509   1.26       96,963       407,361   1.45      592,202
      1.45% Variable Account Charge            2,111   1.26        2,675        17,529   1.45       25,483
      1.50% Variable Account Charge               --     --           --        19,847   1.44       28,853
      1.55% Variable Account Charge          119,512   1.26      151,462     1,758,400   1.44    2,556,280
      1.60% Variable Account Charge               --     --           --        49,605   1.44       72,114
      1.65% Variable Account Charge               --     --           --         5,838   1.44        8,487
      1.70% Variable Account Charge           61,641   1.25       78,120     1,042,781   1.44    1,515,946
      1.75% Variable Account Charge            7,079   1.25        8,972        30,765   1.44       44,725
      1.80% Variable Account Charge               --     --           --        89,517   1.43      130,135
      1.85% Variable Account Charge           43,844   1.25       55,565        44,532   1.43       64,739
      1.90% Variable Account Charge               --     --           --       115,426   1.43      167,801
      1.95% Variable Account Charge               --     --           --        61,200   1.43       88,969
      2.00% Variable Account Charge               --     --           --        10,775   1.43       15,665
      2.05% Variable Account Charge            6,283   1.24        7,963       108,428   1.42      157,628
      2.20% Variable Account Charge               --     --           --        14,844   1.42       21,579
      2.30% Variable Account Charge            8,290   1.23       10,506         7,040   1.42       10,234
      2.40% Variable Account Charge               --     --           --        26,653   1.41       38,747
   MultiOption Classic/Achiever            3,284,654   0.85    2,798,690     1,252,363   1.45    1,812,486
   MultiOption Flex/Single/Select          5,565,945   1.03    5,737,520     4,847,507   1.45    7,039,277
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        1,038,484   1.18    1,221,481     1,687,434   1.41    2,374,810
      1.35% Variable Account Charge          113,705   1.17      133,708        30,979   1.40       43,586
      1.40% Variable Account Charge          402,518   1.17      473,327       925,973   1.40    1,302,815
      1.50% Variable Account Charge          585,359   1.17      688,333       138,337   1.40      194,636
      1.60% Variable Account Charge          288,432   1.17      339,171       335,658   1.40      472,260
      1.65% Variable Account Charge          192,080   1.17      225,870       162,739   1.40      228,968
      1.75% Variable Account Charge          748,940   1.17      880,690     2,278,503   1.40    3,205,783
      1.85% Variable Account Charge           85,857   1.16      100,960        78,048   1.39      109,811
      1.90% Variable Account Charge          877,951   1.16    1,032,397       998,555   1.39    1,404,936
      2.00% Variable Account Charge           72,750   1.16       85,547       535,934   1.39      754,042
      2.10% Variable Account Charge          248,843   1.16      292,619       370,839   1.39      521,760
      2.15% Variable Account Charge            4,537   1.16        5,335        21,309   1.39       29,981
      2.35% Variable Account Charge           11,444   1.15       13,457        80,294   1.38      112,971
                                          ----------          ----------    ----------          ----------
                                          14,310,373          14,988,107    19,144,029          27,458,131
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED INTERNATIONAL GROWTH   WADDELL & REED SCIENCE & TECHNOLOGY
                                         -----------------------------------   -----------------------------------
                                              Units                                 Units
                                           Outstanding    AUV   Net Assets       Outstanding    AUV   Net Assets
                                           -----------   ----   ----------       -----------   ----   ----------
Contracts
   Adjustable Income Annuity                       --      --           --                --     --           --
   MegAnnuity                                      --      --           --                --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge           679,819    1.46      993,926           608,978   1.46      891,367
      1.35% Variable Account Charge           250,536    1.46      366,265           275,524   1.46      403,260
      1.45% Variable Account Charge             2,711    1.45        3,963            41,938   1.46       61,381
      1.50% Variable Account Charge             7,775    1.45       11,367             8,441   1.45       12,355
      1.55% Variable Account Charge           353,381    1.45      516,617           258,094   1.45      377,749
      1.70% Variable Account Charge           325,779    1.45      476,264           439,177   1.45      642,784
      1.75% Variable Account Charge                --      --           --             1,981   1.45        2,899
      1.80% Variable Account Charge            18,964    1.44       27,723            41,282   1.44       60,421
      1.85% Variable Account Charge            92,578    1.44      135,342           128,505   1.44      188,082
      1.90% Variable Account Charge            74,300    1.44      108,621            46,820   1.44       68,527
      1.95% Variable Account Charge                --      --           --            25,919   1.40       37,936
      2.00% Variable Account Charge                --      --           --             3,635   1.40        5,320
      2.05% Variable Account Charge            38,727    1.37       56,616             8,413   1.40       12,314
      2.20% Variable Account Charge             4,956    1.37        7,245             7,125   1.39       10,429
      2.30% Variable Account Charge                --      --           --               184   1.39          269
      2.65% Variable Account Charge             9,110    1.35       13,319                --     --           --
   MultiOption Classic/Achiever               368,874    1.46      536,772           346,310   1.46      504,589
   MultiOption Flex/Single/Select             636,766    1.46      929,883         1,085,467   1.46    1,586,975
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge           795,153    1.28    1,021,815         1,467,854   1.35    1,976,416
      1.35% Variable Account Charge            18,273    1.28       23,472            91,471   1.34      123,140
      1.40% Variable Account Charge           287,137    1.28      368,836           561,625   1.34      756,069
      1.50% Variable Account Charge           102,972    1.28      132,271           187,679   1.34      252,657
      1.60% Variable Account Charge           325,677    1.28      418,342           606,335   1.34      816,259
      1.65% Variable Account Charge            47,019    1.28       60,398           138,263   1.34      186,132
      1.75% Variable Account Charge         1,773,055    1.27    2,277,542         2,285,533   1.34    3,076,826
      1.85% Variable Account Charge            27,162    1.27       34,890           184,457   1.33      248,320
      1.90% Variable Account Charge           733,166    1.27      941,774         1,579,146   1.33    2,125,874
      2.00% Variable Account Charge            64,484    1.27       82,831           395,831   1.33      532,875
      2.10% Variable Account Charge           248,410    1.27      319,090           278,478   1.33      374,892
      2.15% Variable Account Charge            44,770    1.27       57,508           108,471   1.33      146,025
      2.25% Variable Account Charge             1,839    1.26        2,363             1,273   1.32        1,714
      2.35% Variable Account Charge           142,841    1.26      183,484           171,465   1.32      230,829
                                            ----------          ----------        ----------           ---------
                                            7,476,234           10,108,539        11,385,674          15,714,685
                                            ==========          ==========        ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               WADDELL & REED BOND          WADDELL & REED DIVIDEND INCOME
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --      --           --
   MegAnnuity                                    --      --           --           --      --           --
   MultiOption Advisor                           --      --           --           --      --           --
   MultiOption Classic/Achiever                  --      --           --           --      --           --
   MultiOption Flex/Single/Select                --      --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       3,091,585    1.03    3,191,841    1,259,154    1.22    1,530,528
      1.35% Variable Account Charge           5,513    1.03        5,691       37,543    1.21       45,624
      1.40% Variable Account Charge         798,134    1.03      823,925      473,996    1.21      576,022
      1.50% Variable Account Charge         148,420    1.03      153,216      114,480    1.21      139,121
      1.60% Variable Account Charge         216,679    1.03      223,681      141,852    1.21      172,385
      1.65% Variable Account Charge         109,801    1.03      113,349      109,902    1.21      133,558
      1.75% Variable Account Charge       1,414,158    1.02    1,459,855    1,157,937    1.21    1,407,180
      1.85% Variable Account Charge         141,679    1.02      146,257       67,065    1.20       81,500
      1.90% Variable Account Charge         637,465    1.02      658,064      631,863    1.20      767,869
      2.00% Variable Account Charge         287,065    1.02      296,342      168,897    1.20      205,252
      2.10% Variable Account Charge         151,383    1.02      156,275      198,936    1.20      241,757
      2.15% Variable Account Charge              --      --           --       84,167    1.20      102,283
      2.25% Variable Account Charge          10,599    1.02       10,941           --      --           --
      2.35% Variable Account Charge          37,433    1.01       38,643       16,356    1.19       19,877
                                          ---------            ---------    ---------            ---------
                                          7,049,914            7,278,080    4,462,148            5,422,956
                                          =========            =========    =========            =========

                                            WADDELL & REED HIGH INCOME     WADDELL & REED LIMITED-TERM BOND
                                         -------------------------------   --------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                      --     --           --           --      --           --
   MegAnnuity                                     --     --           --           --      --           --
   MultiOption Advisor                            --     --           --           --      --           --
   MultiOption Classic/Achiever                   --     --           --           --      --           --
   MultiOption Flex/Single/Select                 --     --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        3,314,045   1.09    3,602,947    1,032,351    1.01    1,044,618
      1.35% Variable Account Charge           19,472   1.09       21,166       23,898    1.01       24,179
      1.40% Variable Account Charge        1,072,142   1.08    1,165,415      154,956    1.01      156,780
      1.50% Variable Account Charge          285,712   1.08      310,568       44,181    1.01       44,701
      1.60% Variable Account Charge          483,928   1.08      526,028        9,956    1.01       10,073
      1.65% Variable Account Charge           66,763   1.08       72,571           --      --           --
      1.75% Variable Account Charge        2,601,496   1.08    2,827,818      743,873    1.00      752,628
      1.85% Variable Account Charge           22,435   1.08       24,386       17,285    1.00       17,489
      1.90% Variable Account Charge        1,236,952   1.08    1,344,563      208,465    1.00      210,919
      2.00% Variable Account Charge          409,581   1.07      445,214        9,114    1.00        9,221
      2.10% Variable Account Charge          351,397   1.07      381,968       32,476    1.00       32,858
      2.15% Variable Account Charge           24,155   1.07       26,256        9,858    1.00        9,974
      2.25% Variable Account Charge           19,812   1.07       21,535        6,256    1.00        6,330
      2.35% Variable Account Charge          103,548   1.07      112,557       10,229    0.99       10,349
                                          ----------          ----------    ---------            ---------
                                          10,011,438          10,882,992    2,302,898            2,330,119
                                          ==========          ==========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED MONEY MARKET     WADDELL & REED MORTGAGE SECURITIES
                                         -------------------------------   ----------------------------------
                                            Units                               Units
                                         Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                         -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --              --     --           --
   MegAnnuity                                    --      --           --              --     --           --
   MultiOption Advisor                           --      --           --              --     --           --
   MultiOption Classic/Achiever                  --      --           --              --     --           --
   MultiOption Flex/Single/Select                --      --           --              --     --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge         676,909    1.01      683,312      13,270,388   1.05   13,930,043
      1.35% Variable Account Charge          11,424    1.01       11,533           8,171   1.05        8,576
      1.40% Variable Account Charge         151,508    1.01      152,952         289,729   1.05      304,089
      1.50% Variable Account Charge           6,514    1.01        6,576         363,444   1.05      381,458
      1.60% Variable Account Charge           6,910    1.00        6,976         138,613   1.04      145,483
      1.65% Variable Account Charge              --      --           --         156,836   1.04      164,609
      1.75% Variable Account Charge         361,426    1.00      364,872         859,600   1.04      902,206
      1.85% Variable Account Charge           5,736    1.00        5,791          11,831   1.04       12,418
      1.90% Variable Account Charge          32,667    1.00       32,979         279,164   1.04      293,001
      2.00% Variable Account Charge              --      --           --         152,527   1.04      160,087
      2.10% Variable Account Charge           2,789    1.00        2,816         111,360   1.04      116,880
      2.35% Variable Account Charge              --      --           --          13,053   1.03       13,700
                                          ---------            ---------      ----------          ----------
                                          1,255,883            1,267,807      15,654,716          16,432,550
                                          =========            =========      ==========          ==========

                                                  WADDELL & REED                    WADDELL & REED
                                              REAL ESTATE SECURITIES           GLOBAL NATURAL RESOURCES
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --      --           --
   MegAnnuity                                    --      --           --           --      --           --
   MultiOption Advisor                           --                                        --           --
      1.20% Variable Account Charge              --      --           --      525,794    1.25      657,538
      1.35% Variable Account Charge              --      --           --      130,524    1.25      163,194
      1.45% Variable Account Charge              --      --           --       26,075    1.25       32,602
      1.55% Variable Account Charge              --      --           --      414,653    1.25      518,442
      1.65% Variable Account Charge              --      --           --        6,070    1.25        7,589
      1.70% Variable Account Charge              --      --           --      659,356    1.25      824,395
      1.80% Variable Account Charge              --      --           --       31,955    1.25       39,954
      1.85% Variable Account Charge              --      --           --      103,222    1.24      129,058
      1.90% Variable Account Charge              --      --           --       43,700    1.24       54,638
      1.95% Variable Account Charge              --      --           --        8,006    1.24       10,010
      2.00% Variable Account Charge              --      --           --       10,075    1.24       12,596
      2.05% Variable Account Charge              --      --           --       39,536    1.24       49,432
      2.20% Variable Account Charge              --      --           --       20,261    1.24       25,332
      2.30% Variable Account Charge              --      --           --        9,025    1.24       11,283
   MultiOption Classic/Achiever                  --      --           --           --      --           --
   MultiOption Flex/Single/Select                --      --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       1,045,401    1.44    1,508,738    1,527,521    1.25    1,909,528
      1.35% Variable Account Charge           2,321    1.44        3,346        8,336    1.25       10,419
      1.40% Variable Account Charge         533,370    1.44      768,758      300,993    1.25      376,203
      1.50% Variable Account Charge         266,921    1.44      384,718       25,281    1.25       31,598
      1.60% Variable Account Charge         182,464    1.43      262,989      178,765    1.25      223,434
      1.65% Variable Account Charge         167,453    1.43      241,353       60,396    1.25       75,487
      1.75% Variable Account Charge       1,226,770    1.43    1,768,170      881,859    1.25    1,102,212
      1.85% Variable Account Charge          89,054    1.43      128,355       30,826    1.24       38,528
      1.90% Variable Account Charge         914,136    1.43    1,317,564      732,882    1.24      916,010
      2.00% Variable Account Charge         144,601    1.42      208,417      135,414    1.24      169,250
      2.10% Variable Account Charge         215,296    1.42      310,310       95,041    1.24      118,789
      2.15% Variable Account Charge          18,546    1.42       26,731       17,883    1.24       22,352
      2.25% Variable Account Charge           2,333    1.42        3,363           --      --           --
      2.35% Variable Account Charge         113,581    1.42      163,706       51,779    1.24       64,717
                                          ---------            ---------    ---------            ---------
                                          4,922,247            7,096,518    6,075,228            7,594,590
                                          =========            =========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          WADDELL & REED MID CAP GROWTH
                                         -------------------------------
                                            Units
                                         Outstanding    AUV   Net Assets
                                         -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --
   MegAnnuity                                    --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge          14,252    1.20       17,152
      1.35% Variable Account Charge           2,915    1.20        3,508
      1.45% Variable Account Charge           3,139    1.20        3,777
      1.55% Variable Account Charge          23,464    1.20       28,234
      1.80% Variable Account Charge           1,040    1.20        1,251
      1.85% Variable Account Charge          23,053    1.20       27,740
      2.20% Variable Account Charge           5,593    1.20        6,731
   MultiOption Classic/Achiever                  --      --           --
   MultiOption Flex/Single/Select                --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       2,522,292    1.20    3,034,522
      1.35% Variable Account Charge           8,474    1.20       10,194
      1.40% Variable Account Charge         106,938    1.20      128,637
      1.50% Variable Account Charge          36,955    1.20       44,454
      1.60% Variable Account Charge         112,197    1.20      134,964
      1.75% Variable Account Charge         447,047    1.20      537,759
      1.85% Variable Account Charge          20,341    1.20       24,468
      1.90% Variable Account Charge         173,321    1.20      208,491
      2.00% Variable Account Charge          67,212    1.20       80,850
      2.10% Variable Account Charge          30,283    1.20       36,428
      2.15% Variable Account Charge          21,586    1.20       25,966
      2.35% Variable Account Charge          26,953    1.19       32,422
                                          ---------            ---------
                                          3,647,055            4,387,548
                                          =========            =========

                            VARIABLE ANNUITY ACCOUNT

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the periods ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                         At December 31                       For the years ended December 31
                             --------------------------------------  ------------------------------------------------
                                            Unit Fair                  Investment   Expense Ratio     Total Return
                                Units     Value lowest                   Income       lowest to        lowest to
                             Outstanding   to highest    Net Assets      Ratio*       highest**        highest***
                             -----------  ------------  -----------  -------------  -------------  ------------------
Advantus Bond
   2005                      101,069,223  1.03 to 3.62  167,438,312       0.00%     0.15% to 2.65%     -0.23% to 2.29%
   2004                       83,732,102  1.03 to 3.54  157,322,817       0.00%     0.15% to 2.65%      2.23% to 4.82%
   2003                       71,541,800  1.01 to 3.38  150,703,416       0.00%     0.15% to 2.65%     -1.78% to 5.19%
   2002                       62,421,448  0.49 to 3.21  150,280,208       0.00%     0.15% to 1.40%     8.97% to 10.34%
   2001                       57,777,187  0.67 to 2.91  136,717,695      11.08%     0.15% to 1.40%      6.40% to 7.74%
Advantus Money Market
   2005                       30,281,643  0.97 to 2.14   38,026,666       2.43%     0.15% to 2.65%     -0.22% to 2.29%
   2004                       25,261,147  0.98 to 2.09   34,035,324       0.74%     0.15% to 2.65%      -1.88% to .60%
   2003                       30,177,525  0.99 to 2.08   43,250,792       0.63%     0.15% to 2.65%       -.89% to .46%
   2002                       42,537,083  1.08 to 2.07   65,764,181       1.28%     0.15% to 1.40%     -0.13% to 1.13%
   2001                       46,433,132  1.08 to 2.04   73,086,827       3.57%     0.15% to 1.40%      2.34% to 3.63%
Advantus Index 500
   2005                      108,424,751  0.91 to 5.15  251,778,154       0.00%     0.15% to 2.65%      1.71% to 4.27%
   2004                      117,201,628  0.88 to 4.94  274,490,110       0.00%     0.15% to 2.65%     7.51% to 10.23%
   2003                      105,250,773  0.81 to 4.48  245,642,588       0.00%     0.15% to 1.95%     5.75% to 32.02%
   2002                       72,078,923  0.64 to 3.51  193,497,967       0.00%     0.15% to 1.40%  -23.45% to -22.48%
   2001                       77,262,312  0.84 to 4.53  283,002,183       0.89%     0.15% to 1.40%  -13.48% to -12.39%
Advantus Mortgage
   Securities
   2005                       70,463,553  1.03 to 3.86  129,479,133       0.00%     0.15% to 2.40%      0.20% to 2.73%
   2004                       70,069,365  1.03 to 3.76  138,001,443       0.00%     0.15% to 2.40%      2.07% to 4.65%
   2003                       73,502,901  1.00 to 3.59  151,561,342       0.00%     0.15% to 2.20%      -.18% to 4.00%
   2002                       74,476,525  1.29 to 3.45  165,669,052       0.06%     0.15% to 1.40%      8.13% to 9.50%
   2001                       62,749,113  1.19 to 3.15  136,919,160      12.15%     0.15% to 1.40%      7.46% to 8.81%
Advantus Maturing
   Government Bond 2006
   2005                        2,093,736  1.30 to 2.16    3,849,043       0.00%     0.15% to 1.40%     -2.16% to -.93%
   2004                        2,940,514  1.33 to 2.18    5,574,482       0.00%     0.15% to 1.40%     -1.27% to -.03%
   2003                        5,136,771  1.35 to 2.18    9,953,107       0.00%     0.15% to 1.40%       .53% to 1.79%
   2002                        5,364,167  1.34 to 2.14   10,647,700       0.00%     0.15% to 1.40%    11.42% to 12.82%
   2001                        4,864,034  1.20 to 1.90    8,692,552       5.40%     0.15% to 1.40%      6.57% to 7.91%
Advantus Maturing
   Government Bond 2010
   2005                        2,261,360  1.45 to 2.46    4,859,126       0.00%     0.15% to 1.40%     -1.41% to -.17%
   2004                        3,196,445  1.47 to 2.46    6,710,156       0.00%     0.15% to 1.40%      1.88% to 3.16%
   2003                        3,717,234  1.44 to 2.39    7,647,073       0.00%     0.15% to 1.40%      1.33% to 2.60%
   2002                        4,458,787  1.42 to 2.33    9,354,207       0.07%     0.15% to 1.40%    17.20% to 18.68%
   2001                        3,226,490  1.22 to 1.96    5,840,469      10.49%     0.15% to 1.40%      3.51% to 4.81%
Advantus International Bond
   2005                       32,399,967  0.92 to 1.51   43,877,149       0.00%     0.15% to 2.20%   -11.29% to -9.04%
   2004                       32,253,680  1.46 to 1.66   49,268,412       0.00%     0.15% to 1.40%     9.88% to 11.26%
   2003                       39,542,742  1.33 to 1.49   54,896,928       0.00%     0.15% to 1.40%    18.58% to 20.07%
   2002                       38,800,221  1.12 to 1.24   45,640,738       0.27%     0.15% to 1.40%    16.30% to 17.77%
   2001                       35,648,905  0.96 to 1.06   36,124,400       1.10%     0.15% to 1.40%    -2.88% to -1.66%
Advantus Index 400 Mid-Cap
   2005                       26,221,295  1.31 to 2.25   47,378,374       0.00%     0.15% to 2.65%     9.04% to 11.79%
   2004                       21,892,766  1.20 to 2.02   36,571,393       0.00%     0.15% to 2.65%     12.7% to 15.56%
   2003                       17,526,754  1.07 to 1.74   26,607,076       0.00%     0.15% to 2.65%      .61% to 40.43%
   2002                       14,982,764  1.02 to 1.30   17,849,686       0.00%     0.15% to 1.40%  -16.22% to -15.16%
   2001                       15,271,982  1.22 to 1.53   21,884,881       0.86%     0.15% to 1.40%    -2.44% to -1.22%
Advantus Real Estate
   Securities
   2005                       31,274,752  1.52 to 2.82   73,377,688       0.00%     0.15% to 2.65%     8.19% to 10.92%
   2004                       30,121,583  1.40 to 2.58   65,607,398       0.00%     0.15% to 2.65%    31.98% to 35.32%
   2003                       26,986,325  1.06 to 1.93   45,304,358       0.00%     0.15% to 2.65% 2.50% to 46.582.00%
   2002                       21,160,081  1.16 to 1.38   26,016,967       0.02%     0.15% to 1.40%      5.48% to 6.81%
   2001                       10,820,336  1.10 to 1.30   12,378,669       4.06%     0.15% to 1.40%      8.51% to 9.87%
AIM V.I. Aggressive Growth
   2005                        1,411,637  1.09 to 1.41    1,846,022       0.00%     1.20% to 2.05%      2.77% to 4.27%
   2004                        1,263,093  1.05 to 1.36    1,550,204       0.00%     1.20% to 1.80%     8.55% to 10.14%
   2003                          823,185  0.95 to 1.24      884,176       0.00%     1.20% to 1.70%    15.08% to 33.76%
   2002 (a)                      200,861          0.76      153,557       0.00%          1.40% (a)             -23.55%

                            VARIABLE ANNUITY ACCOUNT

                                         At December 31                        For the years ended December 31
                             --------------------------------------  --------------------------------------------------
                                            Unit Fair                  Investment     Expense Ratio     Total Return
                                Units     Value lowest                   Income         lowest to        lowest to
                             Outstanding   to highest    Net Assets      Ratio*         highest**        highest***
                             -----------  ------------  -----------  -------------    -------------  ------------------
AIM V.I. Balanced
   2005                        1,746,447  1.08 to 1.24    2,094,513          1.23%    1.20% to 2.20%     2.26% to 3.75%
   2004                        1,835,844  1.04 to 1.19    2,125,161          1.58%    1.20% to 2.05%     4.44% to 5.96%
   2003                        1,242,447  0.99 to 1.12    1,337,297          2.73%    1.20% to 1.95%     .58% to 14.61%
   2002 (a)                      202,181          0.86      174,181          5.69%(a)      1.40% (a)            -13.85%
AIM V.I. Dent Demographic
   Trends
   2005                          440,871  1.11 to 1.42      579,077          0.00%    1.20% to 2.20%     3.31% to 4.81%
   2004                          594,334  1.06 to 1.35      747,092          0.00%    1.20% to 2.05%     5.08% to 6.61%
   2003                          496,144  1.00 to 1.27      553,799          0.00%    1.20% to 1.80%    4.64% to 35.40%
   2002 (a)                       44,099          0.74       32,506          0.00%         1.40% (a)            -26.29%
AIM V.I. Premier Equity
   2005                          556,598  1.02 to 1.27      633,520          0.66%    1.20% to 1.85%     2.62% to 4.11%
   2004                          533,883  0.99 to 1.22      580,517          0.33%    1.20% to 1.80%     2.73% to 4.23%
   2003                          521,022  0.95 to 1.18      519,608          0.26%    1.20% to 1.70%    4.70% to 33.29%
   2002 (a)                      333,328          0.77      256,619          1.37%(a)      1.40% (a)            -23.01%
American Century Income and
   Growth
   2005                        2,981,827  1.20 to 1.41    4,008,703          1.72%    1.20% to 2.40%     1.79% to 3.27%
   2004                        3,246,113  1.16 to 1.37    4,215,839          1.04%    1.20% to 2.40%    9.63% to 11.23%
   2003                        2,166,069  1.04 to 1.23    2,504,905          0.88%    1.20% to 2.30%    2.59% to 40.15%
   2002 (a)                      271,073          0.82      222,342          0.00%         1.40% (a)            -17.98%
American Century Ultra
   2005                       42,104,257  1.07 to 1.30   53,707,834          0.00%    1.20% to 2.65%    -0.68% to 0.76%
   2004                       30,147,276  1.07 to 1.29   37,869,128          0.00%    1.20% to 2.65%     7.70% to 9.27%
   2003                       13,840,021  0.98 to 1.18   15,411,423          0.00%    1.20% to 2.65%    1.54% to 28.31%
   2002 (a)                    1,768,593          0.79    1,892,164          0.15%(a)      1.40% (a)            -20.55%
American Century Value
   2005                       13,037,273  1.24 to 1.45   18,425,516          0.54%    1.20% to 2.40%     2.12% to 3.61%
   2004                        5,913,385  1.21 to 1.40    7,935,867          0.63%    1.20% to 2.40%   11.19% to 12.81%
   2003                        2,437,616  1.10 to 1.24    2,802,907          0.76%    1.20% to 1.90%     .12% to 36.68%
   2002 (a)                      607,599          0.86      523,888          0.00%         1.40% (a)            -13.78%
Credit Suisse Global Small
   Cap
   2005                        4,426,213  0.66 to 0.71    2,966,300          0.00%    0.15% to 1.40%   14.53% to 15.97%
   2004                        4,275,603  0.58 to 0.61    2,493,440          0.00%    0.15% to 1.40%   16.35% to 17.81%
   2003                        4,156,371  0.50 to 0.52    2,080,388          0.00%    0.15% to 1.40%   45.61% to 47.44%
   2002                        1,869,296  0.34 to 0.35      640,052          0.00%    0.15% to 1.40% -35.07% to -34.26%
   2001                        1,868,817  0.53 to 0.54      985,138          8.10%    0.15% to 1.40% -33.72% to -29.52%
Fidelity VIP Contrafund
   2005                       48,074,768  1.19 to 1.64   63,536,106          0.12%    0.15% to 2.65%   13.61% to 16.47%
   2004                       41,197,786  1.04 to 1.42   45,868,903          0.20%    0.15% to 2.65%   12.15% to 14.99%
   2003                       36,031,753  0.91 to 1.25   34,087,961          0.28%    0.15% to 2.05%    1.68% to 32.40%
   2002                       29,726,965  0.72 to 0.75   21,710,439          0.70%    0.15% to 1.40%  -10.86% to -9.74%
   2001                       26,305,920  0.81 to 0.83   21,501,171          0.67%    0.15% to 1.40% -13.69% to -12.60%
Fidelity VIP Equity-Income
   2005                       82,668,336  1.21 to 1.43  111,538,045          1.33%    0.15% to 2.65%     2.82% to 5.41%
   2004                       71,887,242  1.17 to 1.38   92,070,458          1.19%    0.15% to 2.65%    8.32% to 11.07%
   2003                       49,847,420  1.08 to 1.26   56,712,063  .01% to 1.56%    0.15% to 2.65%    6.27% to 35.70%
   2002                       30,830,481  0.86 to 0.89   27,219,399          1.45%    0.15% to 1.40% -18.30% to -17.28%
   2001                       22,269,645  1.05 to 1.07   23,587,152          1.06%    0.15% to 1.40%   -6.55% to -5.37%
Fidelity VIP Mid-Cap
   2005                       30,216,373  1.54 to 2.19   60,869,243          0.00%    0.15% to 2.40%   14.94% to 17.84%
   2004                       27,269,555  1.33 to 1.86   47,319,868          0.00%    0.15% to 2.40%   21.40% to 24.47%
   2003                       22,706,315  1.10 to 1.49   32,189,299   .00% to .28%    0.15% to 2.05%    2.26% to 42.43%
   2002                       19,501,428  1.04 to 1.08   20,726,186          0.83%    0.15% to 1.40% -11.28% to -10.16%
   2001                       17,716,573  1.18 to 1.20   20,984,737          0.27%    0.15% to 1.40%   -4.86% to -3.66%
Franklin Large Cap Growth
   Securities
   2005                        3,379,885  1.09 to 1.27    4,187,619          0.59%    1.20% to 2.05%   -1.58% to -0.14%
   2004                        2,468,768  1.09 to 1.28    3,029,945          0.44%    1.20% to 2.05%     5.11% to 6.65%
   2003                        1,086,252  1.03 to 1.20    1,202,608          0.56%    1.20% to 2.05%    3.27% to 31.13%
   2002 (a)                      244,326          0.82      200,208          0.37%(a)      1.40% (a)            -18.06%

                            VARIABLE ANNUITY ACCOUNT

                                               At December 31                         For the years ended December 31
                                   -------------------------------------  -----------------------------------------------------
                                                  Unit Fair                                  Expense Ratio        Total Return
                                      Units     Value lowest                Investment         lowest to           lowest to
                                   Outstanding   to highest   Net Assets   Income Ratio*       highest**           highest***
                                   -----------  ------------  ----------  --------------     -------------     ----------------
Franklin Mutual Shares Securities
   2005                             6,184,292   1.26 to 1.48   8,646,972            1.22%    1.20% to 2.40%        7.67% to 9.24%
   2004                             4,755,013   1.16 to 1.35   6,043,249            0.71%    1.20% to 2.40%       9.69% to 11.29%
   2003                             2,444,129   1.04 to 1.21   2,752,836            1.01%    1.20% to 1.95%       3.00% to 23.41%
   2002 (a)                           670,423           0.84     566,331            1.09%             1.40%(a)            -15.53%

Franklin Small-Mid Cap
   2005                            18,892,758   0.73 to 1.49  16,169,125            0.00%    0.15% to 2.30%        2.06% to 4.63%
   2004                            21,040,489   0.70 to 1.45  17,040,295            0.00%    0.15% to 2.30%       8.56% to 11.31%
   2003                            19,650,970   0.64 to 1.32  13,489,461            0.00%    0.15% to 2.20%       -.91% to 42.62%
   2002                            15,909,414   0.47 to 0.49   7,596,845            0.25%    0.15% to 1.40%    -29.68% to -28.79%
   2001                            10,082,739   0.67 to 0.68   6,852,986            0.40%    0.15% to 1.40%    -16.43% to -15.37%

Templeton Developing Markets
   Securities
   2005                            20,454,389   1.15 to 2.27  32,568,213            1.26%    0.15% to 2.40%      24.11% to 27.24%
   2004                            15,847,356   0.92 to 1.81  18,501,110            1.86%    0.15% to 2.40%      21.45% to 24.52%
   2003                            14,599,010   0.74 to 1.47  12,919,582    .49% to 1.13%    0.15% to 2.40%       3.10% to 52.76%
   2002                            13,519,675   0.49 to 0.72   7,649,303            1.47%    0.15% to 1.40%      -1.53% to -0.30%
   2001                            13,906,056   0.50 to 0.73   7,847,819            0.10%    0.15% to 1.40%      -9.36% to -8.22%

Templeton Global Asset Allocation
   2005                             7,187,897   1.23 to 1.32   8,922,125            3.88%    0.15% to 1.40%        2.12% to 3.40%
   2004                             6,373,731   1.20 to 1.27   7,720,719            2.83%    0.15% to 1.40%      14.11% to 15.54%
   2003                             5,653,902   1.05 to 1.10   5,985,105   2.34% to 2.56%    0.15% to 1.40%      30.12% to 31.76%
   2002                             4,416,037   0.81 to 0.84   3,607,709            0.00%    0.15% to 1.40%      -5.72% to -4.53%
   2001                             2,557,131   0.86 to 0.88   2,219,608            9.82%    0.15% to 1.40%    -11.20% to -10.08%

Janus Aspen Balanced
   2005                             4,019,004   1.15 to 1.26   4,992,986            2.27%    1.20% to 2.40%        4.85% to 6.38%
   2004                             2,949,680   1.10 to 1.19   3,424,942            2.61%    1.20% to 2.40%        5.46% to 7.00%
   2003                             1,982,696   1.03 to 1.11   2,116,520            2.02%    1.20% to 1.90%       3.20% to 12.14%
   2002 (a)                           689,640           0.92     635,967            2.74%(a)          1.40%(a)             -7.78%

Janus Aspen Forty
   2005                            30,541,441   0.79 to 1.50  26,733,562            0.01%    0.15% to 2.40%       9.62% to 12.39%
   2004                            28,087,494   0.71 to 1.35  21,035,361            0.03%    0.15% to 2.40%      14.88% to 17.79%
   2003                            30,071,564   0.61 to 1.16  18,698,614            0.24%    0.15% to 1.80%       5.11% to 20.06%
   2002                            34,709,134   0.51 to 0.53  17,877,948            0.30%    0.15% to 1.40%    -17.10% to -16.05%
   2001                            38,811,457   0.62 to 0.64  24,324,231            0.86%    0.15% to 1.40%    -22.92% to -21.95%

Janus Aspen International Growth
   2005                            29,644,222   0.92 to 2.06  35,317,388            1.14%    0.15% to 2.40%      28.50% to 31.74%
   2004                            26,616,625   0.70 to 1.58  21,631,914            0.88%    0.15% to 2.40%      15.58% to 18.51%
   2003                            26,182,042   0.60 to 1.35  16,205,018            0.98%    0.15% to 1.90%       4.61% to 34.33%
   2002                            29,205,230   0.45 to 0.47  13,384,834            0.64%    0.15% to 1.40%    -26.79% to -25.87%
   2001                            30,574,683   0.62 to 0.64  19,195,115            0.70%    0.15% to 1.40%    -24.50% to -23.54%

MFS Investors Growth Stock
   2005                             1,250,840   1.05 to 1.28   1,464,840            0.14%    1.20% to 1.85%        1.51% to 2.99%
   2004                             1,267,606   1.02 to 1.24   1,434,981            0.00%    1.20% to 1.85%        6.13% to 7.68%
   2003                             1,418,331   0.95 to 1.15   1,462,824            0.00%    1.20% to 1.90%        .11% to 20.90%
   2002 (a)                           254,637           0.78     199,463            0.00%             1.40%(a)            -21.67%

MFS Mid Cap Growth
   2005                             1,031,559   1.09 to 1.48   1,384,416            0.00%    1.20% to 2.15%        0.17% to 1.63%
   2004                             1,228,768   1.08 to 1.45   1,612,515            0.00%    1.20% to 2.15%      11.39% to 13.01%
   2003                               828,565   0.96 to 1.29     933,083            0.00%    1.20% to 1.85%       -.17% to 34.71%
   2002 (a)                           132,901           0.71      94,371            0.00%             1.40%(a)            -28.99%

MFS New Discovery
   2005                             9,303,425   1.07 to 1.40  12,441,484            0.00%    1.20% to 2.65%        2.29% to 3.78%
   2004                             9,067,451   1.03 to 1.35  11,635,163            0.00%    1.20% to 2.65%        3.43% to 4.94%
   2003                             5,017,186   0.98 to 1.29   5,858,375            0.00%    1.20% to 2.65%       -.73% to 31.85%
   2002 (a)                         1,073,449           0.75     919,016            0.00%             1.40%(a)            -25.27%

MFS Value
   2005                             4,201,861   1.22 to 1.45   5,593,102            2.78%    1.20% to 2.30%        3.69% to 5.20%
   2004                             3,064,606   1.16 to 1.38   3,845,989            1.95%    1.20% to 2.05%      11.82% to 13.46%
   2003                             2,148,341   1.02 to 1.22   2,327,459            0.15%    1.20% to 1.90%        .28% to 22.98%
   2002 (a)                           852,323           0.83     709,389            0.00%             1.40%(a)            -16.77%

                            VARIABLE ANNUITY ACCOUNT

                                               At December 31                        For the years ended December 31
                                   -------------------------------------  -----------------------------------------------------
                                                  Unit Fair                                  Expense Ratio        Total Return
                                      Units     Value lowest               Investment          lowest to           lowest to
                                   Outstanding   to highest   Net Assets  Income Ratio*        highest**           highest***
                                   -----------  ------------  ----------  -------------      -------------     ----------------
Oppenheimer Capital Appreciation
   2005                              4,257,576  1.10 to 1.34   5,339,977      0.69%          1.20% to 2.40%       2.13% to 3.61%
   2004                              4,037,186  1.06 to 1.29   4,766,235      0.20%          1.20% to 2.40%       3.83% to 5.34%
   2003                              2,307,305  1.01 to 1.23   2,499,721      0.24%          1.20% to 2.20%      1.20% to 28.88%
   2002 (a)                            890,405          0.81     722,898      0.00%                  1.40%(a)            -21.48%

Oppenheimer High Income
   2005                             18,941,350  1.09 to 1.30  24,423,870      5.55%          1.20% to 2.65%       -0.66% to .79%
   2004                             13,310,080  1.09 to 1.29  16,999,974      4.97%          1.20% to 2.65%       5.89% to 7.43%
   2003                              6,600,255  1.03 to 1.20   7,815,040      6.05%          1.20% to 2.65%       .21% to 22.08%
   2002 (a)                            674,348          0.95   1,000,841      0.00%                   1.40%(a)            -5.36%

Oppenheimer International Growth
   2005                              3,431,766  1.32 to 1.92   5,809,847      0.67%          1.20% to 2.35%     11.95% to 13.58%
   2004                              3,348,584  1.17 to 1.70   4,905,781      1.08%          1.20% to 2.35%     14.08% to 15.75%
   2003                              1,587,876  1.01 to 1.47   1,895,546      0.83%          1.20% to 2.30%      -.01% to 43.52%
   2002 (a)                            323,095          0.71     230,222      0.00%                   1.40%(a)           -29.61%

Putnam VT Growth and Income
   2005                              1,628,299  1.16 to 1.39   2,132,396      1.49%          1.20% to 2.05%       2.48% to 3.98%
   2004                              1,488,016  1.12 to 1.34   1,852,135      1.50%          1.20% to 2.05%       8.21% to 9.79%
   2003                              1,117,080  1.02 to 1.23   1,234,411      1.41%          1.20% to 1.90%      7.90% to 25.61%
   2002 (a)                            296,889          0.81     241,935      0.00%                   1.40%(a)           -18.51%

Putnam VT International Equity
   2005                              7,919,801  1.30 to 1.60  12,022,953      1.46%          1.20% to 2.65%      9.27% to 10.86%
   2004                              8,475,391  1.18 to 1.45  11,580,995      1.38%          1.20% to 2.65%     13.16% to 14.81%
   2003                              6,281,267  1.03 to 1.27   7,272,213      0.83%          1.20% to 2.65%      3.70% to 26.75%
   2002 (a)                          1,418,042          0.81   1,302,512      0.00%                   1.40%(a)           -19.05%

Putnam VT New Opportunities
   2005                                302,714  1.17 to 1.48     409,320      0.11%          1.20% to 2.05%       7.13% to 8.69%
   2004                                288,771  1.08 to 1.36     361,736      0.00%          1.20% to 2.05%       7.42% to 8.99%
   2003                                271,984  0.99 to 1.25     295,198      0.00%          1.20% to 1.55%      6.99% to 30.60%
   2002 (a)                             88,859          0.76      67,578      0.00%                   1.40%(a)           -23.95%

Putnam VT New Value
   2005                              2,170,683  1.27 to 1.53   3,114,875      0.82%          1.20% to 2.30%       3.13% to 4.63%
   2004                              1,618,549  1.24 to 1.47   2,209,870      0.65%          1.20% to 1.85%     12.41% to 14.05%
   2003                                773,952  1.09 to 1.29     889,893      0.84%          1.20% to 1.90%     12.90% to 30.64%
   2002 (a)                            164,533          0.83     137,040      0.00%                   1.40%(a)           -16.71%

Putnam VT Voyager
   2005                                865,041  1.04 to 1.27   1,018,315      0.62%          1.20% to 2.30%       2.94% to 4.44%
   2004                                813,029  1.00 to 1.22     898,769      0.24%          1.20% to 2.30%       2.26% to 3.78%
   2003                                610,427  0.96 to 1.17     635,247      0.30%          1.20% to 1.90%      5.63% to 23.18%
   2002 (a)                            288,014          0.78     178,094      0.00%                   1.40%(a)           -21.89%

Van Kampen Comstock
   2005                              5,174,873  1.25 to 1.48   7,576,060      0.80%          1.20% to 2.40%       1.39% to 2.87%
   2004                              3,155,382  1.23 to 1.45   4,490,631      0.60%          1.20% to 2.40%     14.36% to 16.03%
   2003                              1,229,156  1.07 to 1.25   1,507,649      0.00%          1.20% to 2.20%       1.44% to 9.49%
   2003 (b)                          1,229,156  1.07 to 1.25   1,507,649      0.00%          1.20% to 2.20%(a)    1.44% to 9.49%

Van Kampen Emerging Growth
   2005                                299,039  1.12 to 1.34     400,604      0.01%          1.20% to 2.05%       4.83% to 6.36%
   2004                                201,893  1.24 to 1.26     254,303      0.00%          1.20% to 1.65%       3.98% to 5.50%
   2003 (b)                            119,599  1.18 to 1.19     142,785      0.00%          1.20% to 1.70%        .97% to 6.81%

Van Kampen Growth and Income
   2005                              1,668,652  1.30 to 1.51   2,475,426      0.63%          1.20% to 2.05%       6.86% to 8.41%
   2004                                729,450  1.36 to 1.39     998,169      0.50%          1.20% to 1.85%     11.14% to 12.76%
   2003 (b)                            208,298  1.21 to 1.24     252,779      0.00%          1.20% to 1.80%      8.75% to 10.69%

                            VARIABLE ANNUITY ACCOUNT

                                                   At December 31                         For the years ended December 31
                                      ----------------------------------------   -------------------------------------------------
                                                      Unit Fair                                  Expense Ratio      Total Return
                                         Units      Value lowest                   Investment      lowest to         lowest to
                                      Outstanding    to highest     Net Assets   Income Ratio*     highest**         highest***
                                      -----------   ------------   -----------   -------------   -------------   -----------------
Waddell & Reed Balanced
   2005                                67,925,793   0.99 to 4.09   192,091,468            1.15%  0.15% to 2.40%      2.27% to 4.86%
   2004                                79,627,064   0.95 to 3.90   228,371,804            1.39%  0.15% to 2.40%      6.06% to 8.77%
   2003                                86,130,915   0.89 to 3.63   246,795,946            0.66%  0.15% to 2.05%     1.89% to 20.87%
   2002                                96,126,456   0.74 to 3.03   242,627,878            0.00%  0.15% to 1.40%   -10.25% to -9.12%
   2001                               115,815,207   0.83 to 3.37   334,282,742            1.87%  0.15% to 1.40%  -15.55% to -14.49%

Waddell & Reed Growth
   2005                                83,103,450   0.68 to 3.88   176,693,639            0.00%  0.15% to 2.40%     8.33% to 11.06%
   2004                                79,382,363   0.62 to 3.53   175,548,922            0.27%  0.15% to 2.35%       .61% to 4.92%
   2003                                79,974,037   0.61 to 3.46   192,077,415            0.00%  0.15% to 1.90%     1.70% to 25.26%
   2002                                89,698,886   0.56 to 2.79   181,641,666            0.00%  0.15% to 1.40%  -32.49% to -25.55%
   2001                               102,359,809   0.67 to 3.90   312,995,984            0.09%  0.15% to 1.40%  -25.85% to -24.74

Waddell & Reed International Value
   2005                                84,552,153   1.29 to 3.77   198,919,230            2.13%  0.15% to 2.65%     8.26% to 11.00%
   2004                                75,725,803   1.18 to 3.39   176,860,398            1.10%  0.15% to 2.65%    18.36% to 22.49%
   2003                                69,210,848   1.09 to 2.77   145,621,007            1.78%  0.15% to 2.65%    -4.91% to 50.04%
   2002                                69,117,878   0.76 to 1.89   107,934,334            0.00%  0.15% to 1.40%  -18.96% to -17.94%
   2001                                77,650,129   0.93 to 2.30   154,874,874            4.22%  0.15% to 1.40%  -12.45% to -11.34%

Waddell & Reed Small Cap Growth
   2005                                46,104,272   1.23 to 2.63    87,797,909            0.00%  0.15% to 2.40%     9.94% to 12.71%
   2004                                46,293,461   1.11 to 2.34    83,836,348            0.00%  0.15% to 2.40%    11.26% to 14.12%
   2003                                48,087,823   1.01 to 2.05    80,974,858            0.00%  0.15% to 2.30%     2.26% to 47.76%
   2002                                50,956,068   0.69 to 1.39    61,064,365            0.00%  0.15% to 1.40%  -32.75% to -31.90%
   2001                                58,874,540   1.03 to 2.04   106,352,320            0.00%  0.15% to 1.40%  -15.89% to -14.83%

Waddell & Reed Value
   2005                                45,637,820   1.05 to 2.54    78,226,417            1.44%  0.15% to 2.40%      1.70% to 4.27%
   2004                                40,557,151   1.02 to 2.43    74,124,351            1.07%  0.15% to 2.40%    10.55% to 14.53%
   2003                                39,892,772   0.90 to 2.12    68,458,346            0.54%  0.15% to 1.95%     2.07% to 26.87%
   2002                                44,175,977   0.72 to 1.67    62,482,210            0.00%  0.15% to 1.40%  -16.50% to -15.45%
   2001                                48,303,751   0.86 to 1.98    85,380,743            1.07%  0.15% to 1.40%   -11.70 to -10.59%

Waddell & Reed Micro-Cap Growth
   2005                                13,625,768   1.31 to 1.95    22,102,445            0.00%  0.15% to 2.40%    17.72% to 20.69%
   2004                                13,551,857   1.11 to 1.63    18,880,273            0.00%  0.15% to 2.40%     7.17% to 11.83%
   2003                                17,493,441   1.04 to 1.50    23,278,419            0.00%  0.15% to 1.80%     2.89% to 73.88%
   2002                                16,079,775   0.68 to 0.96    14,309,710            0.00%  0.15% to 1.40%  -44.43% to -43.73%
   2001                                18,375,194   1.23 to 1.72    29,750,152            0.00%  0.15% to 1.40%  -12.56% to -11.46%

Waddell & Reed Small Cap Value
   2005                                37,056,963   1.14 to 1.94    61,221,795            0.00%  0.15% to 2.40%      1.43% to 3.99%
   2004                                29,511,761   1.12 to 1.89    49,789,092            0.00%  0.15% to 2.40%    11.62% to 14.85%
   2003                                23,557,729   1.11 to 1.66    36,825,287            0.00%  0.15% to 2.30%      .59% to 59.63%
   2002                                23,025,937   1.03 to 1.13    25,038,865            0.00%  0.15% to 1.40%  -21.09% to -20.10%
   2001                                19,875,251   1.31 to 1.43    27,119,932            0.00%  0.15% to 1.40%    13.98% to 15.41%

Waddell & Reed Core Equity
   2005                                14,310,373   0.85 to 1.27    14,988,107            0.36%  0.15% to 2.35%      6.17% to 8.84%
   2004                                13,227,660   0.79 to 1.18    12,366,101            0.65%  0.15% to 2.35%      6.70% to 9.40%
   2003                                13,738,232   0.73 to 1.09    11,553,656            0.71%  0.15% to 1.70%     3.31% to 21.15%
   2002                                16,313,415   0.61 to 0.79    11,773,521            0.00%  0.15% to 1.40%  -29.14% to -28.25%
   2001                                17,049,674   0.87 to 1.10    17,416,946            0.24%  0.15% to 1.40%    -9.03% to -7.88%

Waddell & Reed Asset Strategy
   2005                                19,144,029   1.38 to 1.45    27,458,131            1.52%  1.20% to 2.40%    21.03% to 22.80%
   2004                                 4,443,666   1.14 to 1.18     5,177,416            2.85%  1.20% to 2.40%    10.34% to 14.63%
   2003 (b)                               439,489   1.05 to 1.06       464,746    .00% to 3.71%  1.20% to 1.95%      1.41% to 6.01%

Waddell & Reed International Growth
   2005                                 7,476,234   1.26 to 1.46    10,108,539            3.02%  1.20% to 2.65%    13.44% to 15.09%
   2004                                 3,475,303   1.11 to 1.27     4,150,552            1.14%  1.20% to 2.65%    11.02% to 12.64%
   2003 (b)                               841,932   1.07 to 1.13       949,442            2.04%  1.20% to 2.65%    -1.69% to 13.69%

Waddell & Reed Science & Technology
   2005                                11,385,674   1.32 to 1.46    15,714,685            0.00%  1.20% to 2.35%    14.19% to 15.85%
   2004                                 4,863,259   1.15 to 1.26     5,848,726            0.00%  1.20% to 2.35%    13.21% to 16.26%
   2003 (b)                               369,779           1.10       406,684            0.00%  1.20% to 1.85%     2.19% to 11.50%

                            VARIABLE ANNUITY ACCOUNT

                                                   At December 31                         For the years ended December 31
                                      ----------------------------------------   -------------------------------------------------
                                                      Unit Fair                                  Expense Ratio      Total Return
                                         Units      Value lowest                   Investment      lowest to         lowest to
                                      Outstanding    to highest     Net Assets   Income Ratio*     highest**         highest***
                                      -----------   ------------   -----------   -------------   -------------   -----------------
Waddell & Reed Bond
   2005                                 7,049,914   1.01 to 1.03     7,278,080        7.21%      1.25% to 2.35%     -0.74% to 0.36%
   2004 (c)                             2,028,373   1.02 to 1.03     2,086,600       17.28%      1.25% to 2.35%      2.12% to 2.86%

Waddell & Reed Dividend Income
   2005                                 4,462,148   1.19 to 1.22     5,422,956        1.50%      1.25% to 2.35%    10.41% to 11.63%
   2004 (c)                             1,747,164   1.08 to 1.09     1,902,163        2.00%      1.25% to 2.35%      8.08% to 8.86%

Waddell & Reed High Income
   2005                                10,011,438   1.07 to 1.09    10,882,992       10.51%      1.25% to 2.35%      0.17% to 1.27%
   2004 (c)                             3,775,548   1.07 to 1.07     4,052,569       22.73%      1.25% to 2.35%      6.55% to 7.33%

Waddell & Reed Limited-Term Bond
   2005                                 2,302,898   0.99 to 1.01     2,330,119        5.12%      1.25% to 2.35%     -0.67% to 0.42%
   2004 (c)                               723,396   1.00 to 1.01       728,864        9.18%      1.25% to 2.35%       .02% to 0.75%

Waddell & Reed Money Market
   2005                                 1,255,883   1.00 to 1.01     1,267,807        2.46%      1.25% to 2.35%      0.13% to 1.23%
   2004 (c)                             1,211,226   0.99 to 1.00     1,207,920        0.79%      1.25% to 2.35%    -1.00% to -0.27%

Waddell & Reed Mortgage Securities
   2005                                15,654,716   1.03 to 1.05    16,432,550        3.53%      1.25% to 2.35%     -0.37% to 0.73%
   2004 (d)                            16,466,798   1.04 to 1.04    17,159,418        2.11%      1.25% to 2.35%      3.51% to 4.19%

Waddell & Reed Real Estate
   Securities
   2005                                 4,922,247   1.42 to 1.44     7,096,518        0.96%      1.25% to 2.35%      8.26% to 9.46%
   2004 (d)                             7,248,663   1.31 to 1.32     9,546,752        0.77%      1.25% to 2.35%    30.82% to 31.68%

Waddell & Reed Global Natural
   Resources
   2005 (e)                             6,075,228   1.24 to 1.25     7,594,590        0.00%      1.20% to 2.35%    23.82% to 25.03%

Waddell & Reed Mid Cap Growth
   2005 (e)                             3,647,055   1.19 to 1.20     4,387,548        0.00%      1.20% to 2.35%    19.16% to 20.33%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a)  Period from May 1, 2002 (commencement of operations) to December 31, 2002.

(b) Period from September 22, 2003 (commencement of operations) to December 31, 2003.

(c)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(d)  Period from May 27, 2004 (commencement of operations) to December 31, 2004.

(e)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

[KPMG LOGO]

                              KPMG LLP
                              4200 Wells Fargo Center
                              90 South Seventh Street
                              Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                /s/ KPMG LLP

March 13, 2006

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                                 (In thousands)

                                                                                         2005           2004
                                                                                     ------------   ------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $5,095,516 and $5,213,338)   $  5,190,234   $  5,472,948
    Equity securities, at fair value (cost $577,658 and $606,225)                         683,290        747,277
    Mortgage loans, net                                                                 1,020,427        810,508
    Real estate, net                                                                        2,261          1,771
    Finance receivables, net                                                              146,408        140,425
    Policy loans                                                                          279,699        270,186
    Private equity investments (cost $244,458 and $228,338)                               268,535        226,631
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,275,628 and $1,128,126)                                        1,278,941      1,152,143
    Equity securities on loan, at fair value (cost $89,165 and $63,396)                   119,087         84,121
    Other invested assets                                                                  23,574         23,306
                                                                                     ------------   ------------
      Total investments                                                                 9,012,456      8,929,316

    Cash and cash equivalents                                                             284,283        196,508
    Securities held as collateral                                                       1,439,254      1,276,761
    Deferred policy acquisition costs                                                     823,757        721,055
    Accrued investment income                                                              81,129         85,553
    Premiums and fees receivable                                                          143,573        137,578
    Property and equipment, net                                                            76,921         80,033
    Reinsurance recoverables                                                              744,458        727,129
    Goodwill and intangible assets, net                                                    21,052         23,089
    Other assets                                                                           62,362         36,653
    Separate account assets                                                            10,600,016      9,563,176
                                                                                     ------------   ------------
         Total assets                                                                $ 23,289,261   $ 21,776,851
                                                                                     ============   ============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                             $  5,006,386   $  4,853,594
    Future policy and contract benefits                                                 2,073,915      2,063,061
    Pending policy and contract claims                                                    205,557        169,699
    Other policyholder funds                                                              636,372        606,362
    Policyholder dividends payable                                                         43,438         48,301
    Unearned premiums and fees                                                            227,684        212,057
    Income tax liability:
       Current                                                                             16,662         24,457
       Deferred                                                                           174,136        198,484
    Other liabilities                                                                     422,723        428,111
    Notes payable                                                                         125,000        125,000
    Securities lending collateral                                                       1,439,254      1,276,761
    Separate account liabilities                                                       10,600,016      9,563,176
                                                                                     ------------   ------------
      Total liabilities                                                                20,971,143     19,569,063
                                                                                     ------------   ------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                                5,000          5,000
    Additional paid in capital                                                             81,632         61,164
    Accumulated other comprehensive income                                                140,106        223,021
    Retained earnings                                                                   2,091,380      1,918,603
                                                                                     ------------   ------------
      Total stockholder's equity                                                        2,318,118      2,207,788
                                                                                     ------------   ------------
         Total liabilities and stockholder's equity                                  $ 23,289,261   $ 21,776,851
                                                                                     ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                          2005           2004           2003
                                                      ------------   ------------   ------------
Revenues:

  Premiums                                            $  1,183,836   $  1,078,586   $  1,005,277
  Policy and contract fees                                 399,676        382,048        351,669
  Net investment income                                    487,013        459,612        465,858
  Net realized investment gains (losses)                    64,955         73,862        (48,641)
  Finance charge income                                     40,130         37,694         34,148
  Commission income                                         62,110         40,589              -
  Other income                                              30,820         21,273         18,820
                                                      ------------   ------------   ------------
    Total revenues                                       2,268,540      2,093,664      1,827,131
                                                      ------------   ------------   ------------

Benefits and expenses:

  Policyholder benefits                                  1,142,724      1,027,760        975,604
  Interest credited to policies and contracts              274,511        280,618        287,018
  General operating expenses                               409,664        389,924        341,552
  Commissions                                              144,787        143,633        108,293
  Administrative and sponsorship fees                       60,193         63,057         68,773
  Dividends to policyholders                                 9,010         15,331         17,817
  Interest on notes payable                                 10,290         10,391         11,258
  Amortization of deferred policy acquisition costs        162,510        169,888        166,138
  Capitalization of policy acquisition costs              (218,071)      (206,061)      (208,620)
                                                      ------------   ------------   ------------
    Total benefits and expenses                          1,995,618      1,894,541      1,767,833
                                                      ------------   ------------   ------------
      Income from operations before taxes                  272,922        199,123         59,298

  Income tax expense (benefit):
    Current                                                 67,572         17,445         19,121
    Deferred                                                20,073         42,821         (4,268)
                                                      ------------   ------------   ------------
      Total income tax expense                              87,645         60,266         14,853
                                                      ------------   ------------   ------------
        Net income                                    $    185,277   $    138,857   $     44,445
                                                      ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                                                   ACCUMULATED
                                                                    ADDITIONAL        OTHER                           TOTAL
                                                     COMMON          PAID IN      COMPREHENSIVE     RETAINED      STOCKHOLDER'S
                                                      STOCK          CAPITAL         INCOME         EARNINGS         EQUITY
                                                  -------------   -------------   -------------   -------------   -------------
2003:
  Balance, beginning of year                      $       5,000   $       3,000   $      58,391   $   1,786,873   $   1,853,264

    Comprehensive income:
      Net income                                              -               -               -          44,445          44,445
      Other comprehensive income                              -               -         155,276               -         155,276
                                                                                                                  -------------
        Total comprehensive income                                                                                      199,721

    Dividends to stockholder                                  -               -               -         (36,033)        (36,033)
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $       3,000   $     213,667   $   1,795,285   $   2,016,952
                                                  =============   =============   =============   =============   =============

2004:
  Balance, beginning of year                      $       5,000   $       3,000   $     213,667   $   1,795,285   $   2,016,952

    Comprehensive income:
      Net income                                              -               -               -         138,857         138,857
      Other comprehensive income                              -               -           9,354               -           9,354
                                                                                                                  -------------
        Total comprehensive income                                                                                      148,211

    Dividends to stockholder                                  -               -               -         (15,539)        (15,539)
    Contributions to additional paid in capital               -          58,164               -               -          58,164
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $      61,164   $     223,021   $   1,918,603   $   2,207,788
                                                  =============   =============   =============   =============   =============

2005:
  Balance, beginning of year                      $       5,000   $      61,164   $     223,021   $   1,918,603   $   2,207,788

    Comprehensive income:
      Net income                                              -               -               -         185,277         185,277
      Other comprehensive income                              -               -         (82,915)              -         (82,915)
                                                                                                                  -------------
        Total comprehensive income                                                                                      102,362

    Dividends to stockholder                                  -               -               -         (12,500)        (12,500)
    Contributions to additional paid in capital               -          20,468               -               -          20,468
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $      81,632   $     140,106   $   2,091,380   $   2,318,118
                                                  =============   =============   =============   =============   =============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                               2005           2004           2003
                                                           ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                 $    185,277   $    138,857   $     44,445
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts        245,990        248,103        249,128
    Fees deducted from policy and contract balances            (362,149)      (352,028)      (327,631)
    Change in future policy benefits                             31,532         40,541         29,425
    Change in other policyholder liabilities, net                38,420          9,006         35,834
    Amortization of deferred policy acquisition costs           162,510        169,888        166,138
    Capitalization of policy acquisition costs                 (218,071)      (206,061)      (208,620)
    Change in premiums and fees receivable                       (5,995)           375        (12,530)
    Deferred tax provision                                       20,073         42,821         (4,268)
    Change in income tax liabilities - current                   (7,795)        (7,972)        16,009
    Net realized investment losses (gains)                      (64,955)       (73,862)        48,641
    Change in reinsurance recoverables                          (17,308)       (50,027)       (30,147)
    Other, net                                                   51,442         90,532        137,729
                                                           ------------   ------------   ------------
      Net cash provided by operating activities                  58,971         50,173        144,153
                                                           ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities, available-for-sale               1,215,098      1,538,904      1,658,859
  Equity securities                                             453,427        537,399        429,470
  Mortgage loans                                                  5,134          3,239              -
  Real estate                                                       960          1,276         11,255
  Private equity investments                                     56,320         63,623         23,703
  Other invested assets                                          10,875         23,619          1,729
Proceeds from maturities and repayments of:
  Fixed maturity securities, available-for-sale               2,269,649      1,262,636      1,170,516
  Mortgage loans                                                126,754         79,356         81,056
Purchases and originations of:
  Fixed maturity securities, available-for-sale              (3,541,554)    (3,077,269)    (3,281,851)
  Equity securities                                            (378,814)      (477,434)      (462,070)
  Mortgage loans                                               (341,115)      (119,806)       (86,931)
  Real estate                                                    (1,451)        (1,324)          (737)
  Private equity investments                                    (61,273)       (51,265)       (31,519)
  Other invested assets                                         (10,815)       (21,779)        (4,319)
Finance receivable originations or purchases                   (116,758)      (109,989)       (91,674)
Finance receivable principal payments                           102,356         89,283         77,154
Securities in transit                                            (4,271)      (109,734)        95,821
Other, net                                                      (31,452)       (23,196)       (22,760)
                                                           ------------   ------------   ------------
      Net cash used for investing activities                   (246,930)      (392,461)      (432,298)
                                                           ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts          1,898,405      1,814,146      1,626,707
Withdrawals from annuity and insurance contracts             (1,625,017)    (1,546,611)    (1,263,337)
Payments on debt                                                      -              -        (12,000)
Contributed capital                                               6,900         55,000              -
Dividends paid to stockholder                                   (12,500)             -        (22,000)
Other, net                                                        7,946         (6,268)         3,302
                                                           ------------   ------------   ------------
      Net cash provided by financing activities                 275,734        316,267        332,672
                                                           ------------   ------------   ------------
Net (decrease) increase in cash and cash equivalents             87,775        (26,021)        44,527
Cash and cash equivalents, beginning of year                    196,508        222,529        178,002
                                                           ------------   ------------   ------------
Cash and cash equivalents, end of year                     $    284,283   $    196,508   $    222,529
                                                           ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, Securian Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. The Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Savings. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

     IN THOUSANDS                                              2005           2004           2003
     ---------------------------------------------------   ------------   ------------   ------------
     Individual Financial Security                         $    444,513   $    452,807   $    449,394
     Financial Services                                         294,034        270,687        258,798
     Group Insurance                                          1,011,920        888,030        805,084
     Retirement Savings                                         339,253        343,311        327,828
     Subsidiaries and corporate product line                    178,820        138,829        (13,973)
                                                           ------------   ------------   ------------
        Total                                              $  2,268,540   $  2,093,664   $  1,827,131
                                                           ============   ============   ============

     The Company serves nearly eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     Effective December 30, 2005, ownership of Securian Life Insurance Company was transferred to the Company from Securian Financial Group, Inc, in the form of a capital contribution. See note 19 for additional description of this transaction.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 15 for additional description of this transaction.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. Prior to 2005, Allied's results were reported on a one month lag. Beginning in 2005, this lag in reporting has been eliminated. Neither the effect of the month lag in 2004, nor eliminating it in 2005 has had a material affect on the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

     COMMISSION REVENUE

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Refunds of commissions for cancelled policies are issued based on the unearned portion of the premium payments.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities, including all interest-only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

     Marketable equity securities are classified as available-for-sale and are carried at fair value. Mutual funds and exchange traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that amounts due for principal and interest will not be collected in accordance with the contractual terms. Impaired mortgage loans are valued at the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the underlying collateral, if the loan is collateral dependent.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices, generally private placement securities and securities that do not trade regularly, an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained the administrator from whom cash flows are distributed for these certain structured securities. As of December 31, 2005, 80.7% of the fair values of fixed maturity securities were obtained from quoted market prices, 18.8% from the internal methods described above and .5% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company's derivative instrument holdings are carried at fair value and reported in other invested assets on the consolidated balance sheets. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities of high credit quality, excluding interest only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     For interest only securities and mortgage-backed securities not of high credit quality, the Company recognizes the excess of all cash flows attributable to the security estimated at the acquisition date over the initial investment using the effective yield method with adjustments made as a result of subsequent cash flow information recorded prospectively. If the fair value of the security has declined below its carrying amount, the Company will write the security down to fair value if the decline is deemed other-than-temporary.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $15,109,000 and $13,008,000 at December 31, 2005 and 2004, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2005 and 2004 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2005 and 2004 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, they provide the Company with an economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objective and strategy for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) in the consolidated statements of operations. Interest income generated by derivative instruments is reported in net investment income in the consolidated statements of operations. Derivative instruments had an immaterial impact on the Company's 2005, 2004 and 2003 consolidated statements of operations.

     The Company offers a variable payout annuity product with periodic payments that are guaranteed to never fall below an amount that is established at contract inception. This amount is referred to as the guaranteed minimum payment. All deposits, net of expenses, are allocated to a single investment option based upon the S&P 500 index and the periodic payment is adjusted at the beginning of each period based upon investment performance. In the event that the new payment amount falls below the guaranteed minimum payment, the Company will make up the difference. This guarantee exposes the Company to equity market risk, which represents an embedded derivative. The Company is using an economic hedge in its efforts to minimize the financial risk associated with the product's guaranteed payment. The Company holds both interest rate swaps and futures contracts which are used to economically hedge the change in fair value of periodic guaranteed minimum payments owed to policyholders.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of the Company's foreign currency economic hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to minimize this risk.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets with the changes in fair value reported in net realized gains and losses. The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2005 and 2004, in the amount of $7,419,000 and $2,926,000, respectively, to other invested assets. For the years ended December 31, 2005, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $45,000, $1,013,000 and ($1,007,000), respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined on the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the debt security or the remaining cost basis of the equity security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information, including the prospect of near term recovery of the market value, and the manager's intent and ability to hold the stock. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

     Other-than-temporary impairments are recorded to reduce the cost of the investment to fair value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2005 and 2004.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2005, 2004 and 2003 respectively were $6,683,000, $6,684,000 and $34,632,000, respectively.

     Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2005, 2004 and 2003 were $1,212,000, $1,728,000 and $13,157,000 respectively. An additional $23,427,000 of other-than-temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003.

     Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2005, 2004 and 2003 were $9,088,000, $13,863,000 and $57,480,000, respectively.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     The income from these investments is recorded in net investment income and was $1,232,000, $1,762,000, and $2,378,000 for the years ended December 31,
     2005, 2004, and 2003, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2005 and 2004 were $1,398,028,000 and $1,236,264,000, respectively. As of December 31, 2005 and 2004, the collateral associated with securities lending was $1,439,254,000 and $1,276,761,000, respectively.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2005 and 2004, the fair value of these investments included with equity securities as required by Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1), was $40,431,000 and $49,445,000, respectively.

     RISKS

     The following is a description of the most significant risks facing the
     Company:

     CREDIT RISK:

     Credit risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor and industry and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company actively monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participates in a securities lending program where it receives collateral assets in exchange for loaned securities. As collateral assets, the Company receives shares in an Enhanced Yield Trust, certain Lehman Brothers investments and various other assets. The Company has a concentrated credit risk in that its collateral investment in the Enhanced Yield Trust was $801,191,000 and $566,310,000 as of December 31, 2005 and 2004, respectively. Additionally, concentrated credit risk exists with the collateral investment in Lehman Brothers, which totaled $132,666,000 and $90,556,000 as of December 31, 2005 and 2004, respectively.

          Although the Company's securities lending program involves certain credit risk and specific concentrated credit risk, the Company believes the high quality of the collateral received and the Company's monitoring policies and procedures minimizes the likelihood of material losses under these arrangements.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and minimize the adverse impact of this risk.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include but are not limited to changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and as discussed in credit risk above investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2005, approximately 75% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company held a limited number of derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain annuity products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies where a company has ceded a portion of its underwriting risk may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. These contracts are generally immaterial to the Company's results of operations. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are both 60 days past due with collateral that is deemed inadequate. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period based upon ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption is 8% at December 31, 2005. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to that produced using the historical long-term assumptions. This modified yield assumption is not permitted to be negative or in excess of 15%, per annum, during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 18. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit. Changes in deferred sales inducements for the period ended December 31 were as follows:

     IN THOUSANDS                                 2005        2004
     ----------------------------------------   --------    --------
     Balance at beginning of year               $    250     $     -
     Capitalization                                  938         261
     Amortization                                    (24)        (11)
                                                --------    --------
     Balance at end of year                     $  1,164    $    250
                                                ========    ========

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized cost of $28,082,000 and $27,448,000 as of December 31, 2005 and 2004, respectively, and amortized software expense of $10,192,000, $8,373,000 and $7,854,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $190,728,000 and $179,759,000 at December 31, 2005 and 2004,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2005, 2004, and 2003, was $12,047,000,
     $12,410,000, and $11,839,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life products as of December 31, 2005, the Company has assumed an average rate of investment yields ranging from 5.42% to 5.56%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 18. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if invested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2005 and 2004, the total participating business in force was $1,357,490,000 and $1,310,550,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2005 and 2004.

     INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with an immediate credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     NEW PRONOUNCEMENTS

     In November 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, the American Institute of Certified Public Accountants Accounting Standards Executive Committee issued Statement of Position 05-1, (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently evaluating the effect of this statement on its consolidated results of operations and its financial position.

     In May 2005, the FASB issued Statement No. 154, (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 154.

     In December 2004, the FASB issued Statement No. 153, (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements.

     In June 2004, the FASB issued FSP 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(b) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS (FAS 97), PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 in 2004 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of certain guarantees in products such as GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POST RETIREMENT BENEFITS, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

     RECLASSIFICATION

     Certain 2004 and 2003 financial statement balances have been reclassified to conform to the 2005 presentation.

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities                        $    384,844   $    367,978   $    370,208
     Equity securities                                      21,360         14,368         17,615
     Mortgage loans                                         68,160         62,182         61,404
     Real estate                                               (36)            29          1,543
     Policy loans                                           20,395         19,843         19,517
     Cash equivalents                                        6,010          2,233          2,216
     Private equity investments                                296          4,909          1,853
     Other invested assets                                   2,155          3,305          5,357
     Derivatives                                              (100)             -              -
                                                      ------------   ------------   ------------
       Gross investment income                             503,084        474,847        479,713
     Investment expenses                                   (16,071)       (15,235)       (13,855)
                                                      ------------   ------------   ------------
       Total                                          $    487,013   $    459,612   $    465,858
                                                      ============   ============   ============

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities                        $    (16,256)  $      9,712   $    (19,499)
     Equity securities                                      66,551         64,029         25,572
     Mortgage loans                                            617           (242)          (376)
     Real estate                                                 -            (33)         4,490
     Private equity investments                             13,139         11,571        (54,224)
     Other invested assets                                   1,868        (11,175)        (4,604)
     Derivatives                                              (964)             -              -
                                                      ------------   ------------   ------------
       Total                                          $     64,955   $     73,862   $    (48,641)
                                                      ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities, available-for-sale:
       Gross realized gains                           $     10,290   $     24,167   $     21,560
       Gross realized losses                               (26,546)       (14,455)       (41,059)
     Equity securities:
       Gross realized gains                                 82,072         88,097         93,634
       Gross realized losses                               (15,521)       (24,068)       (68,062)
     Private equity investments:
       Gross realized gains                                 22,625         26,852          3,823
       Gross realized losses                                (9,486)       (15,281)       (58,047)

     Net accumulated unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     IN THOUSANDS                                          2005           2004
     -----------------------------------------------   ------------   ------------
     Gross unrealized gains                            $    346,076   $    492,319
     Gross unrealized losses                                (91,051)       (50,025)
     Adjustment to deferred policy acquisition costs        (16,542)       (63,599)
     Adjustment to reserves                                 (23,595)       (44,280)
     Adjustment to unearned policy and contract fees          2,459         10,253
                                                       ------------   ------------
                                                            217,347        344,668
     Deferred federal income taxes                          (77,241)      (121,647)
                                                       ------------   ------------
       Net accumulated unrealized gains                $    140,106   $    223,021
                                                       ============   ============

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2005                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $     29,599   $        272   $        190   $     29,681
          Agencies not backed by the full faith
           and credit of the U.S. government             19,974            958            101         20,831
          Foreign governments                             1,533            321              -          1,854
          Corporate securities                        3,359,380        104,925         27,007      3,437,298
          Asset-backed securities                       323,642         10,507          2,034        332,115
          Mortgage-backed securities                  1,361,388         24,501         17,434      1,368,455
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    5,095,516        141,484         46,766      5,190,234
          Equity securities-unaffiliated                577,658        114,425          8,793        683,290
                                                   ------------   ------------   ------------   ------------
              Total                                $  5,673,174   $    255,909   $     55,559   $  5,873,524
                                                   ============   ============   ============   ============

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2004                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $     20,377   $        431   $         72   $     20,736
          Agencies not backed by the full faith
           and credit of the U.S. government             44,517            550            125         44,942
          Foreign governments                             1,714             76              -          1,790
          Corporate securities                        3,207,961        197,974          7,162      3,398,773
          Asset-backed securities                       504,197         25,654          2,448        527,403
          Mortgage-backed securities                  1,434,572         50,040          5,308      1,479,304
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    5,213,338        274,725         15,115      5,472,948
          Equity securities-unaffiliated                606,225        144,589          3,537        747,277
                                                   ------------   ------------   ------------   ------------
              Total                                $  5,819,563   $    419,314   $     18,652   $  6,220,225
                                                   ============   ============   ============   ============

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2005                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $    102,714   $     10,101   $        214   $    112,601
          Agencies not backed by the full faith
           and credit of the U.S. government             64,675          1,780            323         66,132
          Corporate securities                           42,665            264            584         42,345
          Asset-backed securities                         6,042            106              -          6,148
          Mortgage-backed securities                  1,059,532          5,522         13,339      1,051,715
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    1,275,628         17,773         14,460      1,278,941
          Equity securities-unaffiliated                 89,165         31,757          1,835        119,087
                                                   ------------   ------------   ------------   ------------
              Total                                $  1,364,793   $     49,530   $     16,295   $  1,398,028
                                                   ============   ============   ============   ============

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2004                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $    219,852   $     10,294   $        714   $    229,432
          Agencies not backed by the full faith
           and credit of the U.S. government            168,952          4,203            832        172,323
          Corporate securities                          101,224          3,119             94        104,249
          Asset-backed securities                         8,170            304              -          8,474
          Mortgage-backed securities                    629,928         10,381          2,644        637,665
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    1,128,126         28,301          4,284      1,152,143
          Equity securities-unaffiliated                 63,396         21,579            854         84,121
                                                   ------------   ------------   ------------   ------------
              Total                                $  1,191,522   $     49,880   $      5,138   $  1,236,264
                                                   ============   ============   ============   ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     AVAILABLE-FOR-SALE
                                                       AVAILABLE-FOR-SALE            SECURITIES ON LOAN
                                                   ---------------------------   ---------------------------
                                                    AMORTIZED         FAIR        AMORTIZED         FAIR
     IN THOUSANDS                                      COST          VALUE           COST          VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
     Due in one year or less                       $     96,187   $     96,736   $     24,875   $     24,706
     Due after one year through five years            1,114,939      1,137,000         78,596         80,167
     Due after five years through ten years           1,871,287      1,906,731         56,376         56,988
     Due after ten years                                651,715        681,312         56,249         65,365
                                                   ------------   ------------   ------------   ------------
                                                      3,734,128      3,821,779        216,096        227,226
     Mortgage-backed securities                       1,361,388      1,368,455      1,059,532      1,051,715
                                                   ------------   ------------   ------------   ------------
           Total                                   $  5,095,516   $  5,190,234   $  1,275,628   $  1,278,941
                                                   ============   ============   ============   ============

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                                 UNREALIZED
     DECEMBER 31, 2005                              FAIR VALUE        COST          LOSSES
     -------------------------------------------   ------------   ------------   ------------
     U.S. government securities
       Less than 12 months                         $     12,878   $     13,066   $        188
       Greater than 12 months                               301            303              2
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                                6,120          6,171             51
       Greater than 12 months                             2,249          2,299             50
     Corporate securities
       Less than 12 months                            1,083,943      1,103,622         19,679
       Greater than 12 months                           198,267        205,595          7,328
     Mortgage and asset-backed securities
       Less than 12 months                              764,296        779,383         15,087
       Greater than 12 months                           104,656        109,037          4,381
     Equity securities - unaffiliated
       Less than 12 months                              151,291        159,418          8,127
       Greater than 12 months                             3,292          3,958            666
     Private equity investments
       Less than 12 months                               15,908         17,868          1,960
       Greater than 12 months                            48,564         63,163         14,599

     IN THOUSANDS                                                                 UNREALIZED
     DECEMBER 31, 2004                              FAIR VALUE        COST          LOSSES
     -------------------------------------------   ------------   ------------   ------------
     U.S. government securities
       Less than 12 months                         $     11,526   $     11,598   $         72
       Greater than 12 months                                 -              -              -
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               25,883         26,008            125
       Greater than 12 months                                 -              -              -
     Corporate securities
       Less than 12 months                              562,396        569,337          6,941
       Greater than 12 months                            23,947         24,168            221
     Mortgage and asset-backed securities
       Less than 12 months                              541,614        549,370          7,756
       Greater than 12 months                                 -              -              -
     Equity securities - unaffiliated
       Less than 12 months                               41,894         45,431          3,537
       Greater than 12 months                                 -              -              -
     Private equity investments
       Less than 12 months                               14,732         16,177          1,445
       Greater than 12 months                            76,048         99,435         23,387

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                              UNREALIZED
     DECEMBER 31, 2005                               FAIR VALUE      COST        LOSSES
     ---------------------------------------------   ----------   ----------   ----------
     U.S. government securities
       Less than 12 months                           $   17,418   $   17,507   $       89
       Greater than 12 months                            15,551       15,676          125
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               32,905       33,217          312
       Greater than 12 months                             2,210        2,221           11
     Corporate securities
       Less than 12 months                               25,751       26,335          584
       Greater than 12 months                                 -            -            -
     Mortgage and asset-backed securities
       Less than 12 months                              504,177      511,305        7,128
       Greater than 12 months                           162,432      168,643        6,211
     Equity securities - unaffiliated
       Less than 12 months                               12,855       14,377        1,522
       Greater than 12 months                               469          782          313

     IN THOUSANDS                                                              UNREALIZED
     DECEMBER 31, 2004                               FAIR VALUE      COST        LOSSES
     ---------------------------------------------   ----------   ----------   ----------
     U.S. government securities
       Less than 12 months                           $   85,483   $   86,197   $      714
       Greater than 12 months                                 -            -            -
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               95,646       96,478          832
       Greater than 12 months                                 -            -            -
     Corporate securities
       Less than 12 months                               20,363       20,457           94
       Greater than 12 months                                 -            -            -
     Mortgage and asset-backed securities
       Less than 12 months                              221,959      224,603        2,644
       Greater than 12 months                                 -            -            -
     Equity securities - unaffiliated
       Less than 12 months                                7,439        8,293          854
       Greater than 12 months                                 -            -            -

Unrealized losses on fixed maturity securities are generally interest related rather than credit related. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher within the next twelve months. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

     At December 31, 2005 and 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2005 and 2004, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2005, 2004 was zero and $400,000 for the year ended December 31, 2003.

     Below is a summary of interest income on impaired mortgage loans.

     IN THOUSANDS                                                    2005         2004         2003
     ----------------------------------------------------------   ----------   ----------   ----------
     Impaired mortgage loans                                      $        -   $        -   $        -
     Interest income on impaired mortgage loans - contractual              -            -          442
     Interest income on impaired mortgage loans - collected                -            -            -

     At December 31, 2005 and 2004, fixed maturity securities and cash equivalents with a carrying value of $12,008,000 and $9,522,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2005 and 2004, the Company had identified one and two VIEs for which it was the primary beneficiary, respectively. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2005 and 2004 were $5,257,000 and $5,297,000, respectively. As of December 31, 2004, the Company had invested debt with the holding company of a former related party. Management of the holding company was not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate was considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated at December 31, 2005,as detailed below:

                                                                         MAXIMUM
     IN THOUSANDS                                    TOTAL ASSETS   EXPOSURE TO LOSS
     ---------------------------------------------   ------------   ----------------
     Private equity investments                      $     51,968   $         41,436
     Other invested assets                                  2,445              2,445

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated at December 31, 2004,as detailed below:

                                                                         MAXIMUM
     IN THOUSANDS                                    TOTAL ASSETS   EXPOSURE TO LOSS
     ---------------------------------------------   ------------   ----------------
     Private equity investments                      $     30,977   $         33,625
     Other invested assets                                  3,141              3,141

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Direct installment loans                        $  171,889   $  163,348
     Retail installment notes                            26,929       24,971
     Retail revolving credit                                  -           51
     Accrued interest                                     3,065        2,915
                                                     ----------   ----------
       Gross receivables                                201,883      191,285
     Unearned finance charges                           (47,183)     (42,982)
     Allowance for uncollectible amounts                 (8,292)      (7,878)
                                                     ----------   ----------
         Finance receivables, net                    $  146,408   $  140,425
                                                     ==========   ==========

     Direct installment loans, at December 31, 2005 and 2004, consisted of $117,336,000 and $111,100,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $12,143,000 and $13,762,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2005 were as follows:

     IN THOUSANDS
     ---------------------------------------------
     2006                                            $   20,039
     2007                                                48,806
     2008                                                67,636
     2009                                                14,474
     2010                                                   912
     2011 and thereafter                                  2,833
                                                     ----------
       Total finance receivables, net of unearned
        finance charges                                 154,700
     Allowance for uncollectible amounts                 (8,292)
                                                     ----------
         Finance receivables, net                     $ 146,408
                                                     ==========

     During the years ended December 31, 2005, 2004 and 2003, principal cash collections of direct installment loans were $64,880,000, $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 53%, 49% and 48%, respectively. Retail installment notes' principal cash collections were $34,161,000, $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 163%, 164% and 164% for 2005, 2004 and 2003, respectively.

     The ratio of the allowance for losses to net outstanding receivables balances at December 31, 2005 and 2004 was 5.4% and 5.3%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Balance at beginning of year                    $    7,878   $    7,232   $    6,627
     Provision for credit losses                          8,444        8,080        8,014
     Charge-offs                                        (11,346)     (10,541)     (10,262)
     Recoveries                                           3,316        3,107        2,853
                                                     ----------   ----------   ----------
     Balance at end of year                          $    8,292   $    7,878   $    7,232
                                                     ==========   ==========   ==========

     At December 31, 2005 and 2004, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2005 and 2004 and the related allowance for losses were as follows:

                                                     INSTALLMENT
     IN THOUSANDS                                       LOANS
     ---------------------------------------------   -----------
     Balances at December 31, 2005                   $       153
     Related allowance for credit losses             $       102

     Balances at December 31, 2004                   $       303
     Related allowance for credit losses             $       110

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2005, 2004 and 2003. The average quarterly balance of impaired loans during the years ended December 31, 2005 and 2004 was $234,000 and $348,000 for installment loans and $0 and $13,000 for revolving credit loans, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2005.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2005 and 2004 was $16,342,000 and $15,691,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2005 and 2004.

(6)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. For the years ended December 31, 2005 and 2004, the Company received principal payments of zero and interest payments of $0 and $346,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend during 2004. Interest income was included in net investment income.

(7)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Computed tax expense                            $   95,523   $   69,693   $   20,754
     Difference between computed and actual tax
      expense:
       Dividends received deduction                      (6,943)      (8,751)      (5,032)
       Tax credits                                       (2,426)      (1,811)      (1,200)
       Expense adjustments and other                      1,491        1,135          331
                                                     ----------   ----------   ----------
         Total tax expense                           $   87,645   $   60,266   $   14,853
                                                     ==========   ==========   ==========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

     IN THOUSANDS                                                    2005         2004
     ----------------------------------------------------------   ----------   ----------
     Deferred tax assets:
       Policyholder liabilities                                   $        -   $    4,108
       Pension and post retirement benefits                           33,630       34,857
       Tax deferred policy acquisition costs                         100,182       95,386
       Deferred gain on individual disability coinsurance             15,023       16,449
       Net realized capital losses                                    64,286       60,163
       Ceding commissions and goodwill                                 6,907        7,363
       Other                                                           6,028        7,684
                                                                  ----------   ----------
         Gross deferred tax assets                                   226,056      226,010
       Less valuation allowance                                            -           86
                                                                  ----------   ----------
         Deferred tax assets, net of valuation allowance             226,056      225,924
                                                                  ----------   ----------
     Deferred tax liabilities:
       Policyholder liabilities                                        3,113            -
       Deferred policy acquisition costs                             228,248      198,437
       Premiums                                                       24,977       20,003
       Real estate and property and equipment depreciation             8,413        9,383
       Basis difference on investments                                34,747       28,965
       Net unrealized capital gains                                   90,429      155,817
       Other                                                          10,265       11,803
                                                                  ----------   ----------
         Gross deferred tax liabilities                              400,192      424,408
                                                                  ----------   ----------
           Net deferred tax liability                             $  174,136   $  198,484
                                                                  ==========   ==========

     The Company recorded a valuation allowance as of December 31, 2004 related to tax benefits of certain state operating loss carryforwards of the non-life subsidiaries. The valuation allowance reflected management's assessment, based on available information, that it was more likely than not that the deferred income tax asset for certain state operating loss carryforwards would not be realized. At December 31, 2005, management has assessed that it is now more likely than not that the deferred income tax asset for these state operating loss carryforwards will be realized due to current year and projected future year earnings of the non-life subsidiaries, and therefore, a valuation allowance was not considered necessary. The deferred tax asset valuation allowance decreased by $86,000 in 2005, increased by $13,000 in 2004 and decreased by $14,000 in 2003.

     At December 31, 2005, state net operating loss carryforwards were $1,182,000 and will expire beginning in 2016.

     Income taxes paid for the years ended December 31, 2005, 2004, and 2003, were $75,756,000, $23,747,000 and $3,588,000, respectively.

     The consolidated tax returns for Minnesota Mutual Companies, Inc. and subsidiaries for 2003 and 2004 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material effect on its financial position.

(8)  EMPLOYEE BENEFIT PLANS

     PENSION PLANS AND POSTRETIREMENT PLANS OTHER THAN PENSIONS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $8,000,000 to its non-contributory defined benefit retirement plans in 2006 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2006.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Change in benefit obligation:
     Benefit obligation at beginning of year         $  356,921   $  330,876   $   61,872   $   56,754
     Service cost                                        16,366       14,674        3,295        2,510
     Interest cost                                       21,553       19,624        3,880        3,155
     Actuarial (gain) loss                               11,366       (1,248)        (721)         728
     Benefits paid                                       (8,088)      (7,005)      (1,565)      (1,275)
                                                     ----------   ----------   ----------   ----------
     Benefit obligation at end of year               $  398,118   $  356,921   $   66,761   $   61,872
                                                     ==========   ==========   ==========   ==========

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Change in plan assets:
     Fair value of plan assets at beginning
      of year                                        $  236,996   $  192,833   $    2,900   $        -
     Actual return on plan assets                        19,712       25,612           35            -
     Employer contribution                               40,559       25,556        3,007        4,175
     Benefits paid                                       (8,088)      (7,005)      (1,565)      (1,275)
                                                     ----------   ----------   ----------   ----------
     Fair value of plan assets at end of year        $  289,179   $  236,996   $    4,377   $    2,900
                                                     ==========   ==========   ==========   ==========
     Net amount recognized:
     Funded status                                   $ (108,939)  $ (119,925)  $  (62,384)  $  (58,972)
     Unrecognized net actuarial loss                     91,126       86,555        5,783        6,979
     Unrecognized transition obligation                   1,096        1,631
     Unrecognized prior service cost                      1,904        2,323            -            -
                                                     ----------   ----------   ----------   ----------
     Net amount recognized                           $  (14,813)  $  (29,416)  $  (56,601)  $  (51,993)
                                                     ==========   ==========   ==========   ==========
     Amounts recognized in the consolidated
      balance sheets consist of:
     Prepaid benefit cost                            $   16,731   $        -   $        -   $        -
     Accrued benefit cost                               (34,169)     (30,712)     (56,601)     (51,993)
     Intangible asset                                        55           68            -            -
     Accumulated other comprehensive income               2,570        1,228            -            -
                                                     ----------   ----------   ----------   ----------
     Net amount recognized                           $  (14,813)  $  (29,416)  $  (56,601)  $  (51,993)
                                                     ==========   ==========   ==========   ==========
     Accumulated benefit obligation                  $  279,707   $  250,129   $   66,761   $   61,872

     Plans with accumulated benefit obligation in
      excess of plan assets:
     Projected benefit obligation                    $   71,452   $   72,497
     Accumulated benefit obligation                      58,228       59,880
     Fair value of plan assets                           26,782       33,731
     Minimum pension liability                           31,446       26,149
     Increase in minimum liability included in
      other comprehensive income                          1,343        1,208

     Weighted average assumptions used to
      determine benefit obligations:
     Discount rate                                         5.76%        6.00%        5.79%        6.00%
     Rate of compensation increase                         5.95%        5.95%           -            -

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Components of net periodic benefit cost:
     Service cost                                    $   16,366   $   14,674   $    3,295   $    2,510
     Interest cost                                       21,553       19,624        3,880        3,155
     Expected return on plan assets                     (18,420)     (16,043)         (98)           -
     Transition obligation amortization                     536          536            -            -
     Prior service cost (benefit) amortization              418          418            -         (526)
     Recognized net actuarial loss (gain)                 5,503        4,088          537         (308)
                                                     ----------   ----------   ----------   ----------
     Net periodic benefit cost                       $   25,956   $   23,297   $    7,614   $    4,831
                                                     ==========   ==========   ==========   ==========
     Weighted average assumptions used to
      determine net periodic benefit costs:
     Discount rate                                         5.99%        6.24%        6.00%        6.25%
     Expected long-term return on plan assets              7.84%        7.81%        4.00%           -
     Rate of compensation increase                         5.95%        5.95%           -            -

     Estimated future benefit payments for pension and other postretirement benefits:

                                                      PENSION       OTHER       MEDICARE
     IN THOUSANDS                                     BENEFITS     BENEFITS      SUBSIDY
     ---------------------------------------------   ----------   ----------   ----------
     2006                                            $    8,411   $    1,879   $      229
     2007                                                 9,061        2,067          262
     2008                                                 9,606        2,315          297
     2009                                                10,403        2,549          340
     2010                                                11,164        2,825          385
     2011 - 2015                                         75,768       17,941        2,852

     For measurement purposes, an 8.5% and 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2005 and 2004, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company has modified the process it uses to estimate its pension and other postretirement plan discount rates. For 2004 and the subsequent 2005 expense, the Moody's Aa Corporate Bond Rate, as of each retirement plan's measurement date, rounded to the next higher .25%, was used as an index to determine the discount rate. For 2005, the Company now uses a process whereby each retirement plan's estimated payout timing and amounts are matched against like durations of high quality bonds. The hypothetical bond portfolio it uses is the Citigroup Pension Discount Curve as of the plan's measurement date. For payouts occurring after the end of the curve (year
     30), the 30 year spot rate in the curve is used as a proxy. The process determines a single discount rate per plan that, if applied to all years' payouts, would result in the same discounted value as the matched payouts and Curve array.

     The Company recorded an additional minimum liability of $2,625,000 and $1,296,000 as of December 31, 2005, and 2004, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $55,000 and $68,000 at December 31, 2005, and 2004, respectively, is included in other assets in the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2005 and 2004. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2005 by $13,610,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2005 by $3,165,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2005 by $10,625,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2005 by $2,438,000.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                        2005         2004
                                                     ----------   ----------
     Equity securities                                       57%          61%
     Debt securities                                         32%          26%
     Insurance company general account                       11%          13%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment was also employed, which utilized equity and debt futures positions to adjust overall exposure to these broad asset classes. The Company's use of this allocation overlay was discontinued during 2005. As of December 31, 2004, the futures contracts owned controlled 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2005, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                                             48% to 68%
     Debt securities                                               21% to 42%
     Insurance company general account                              9% to 16%
     Other                                                          0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 51% equity securities and 49% debt securities. The target asset allocation as of December 31, 2005 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2005, 2004, and 2003 of $9,477,000, $10,811,000 and $6,924,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Balance at January 1                            $  575,431   $  554,160   $  536,604
       Less:  reinsurance recoverable                   496,450      471,425      449,212
                                                     ----------   ----------   ----------
     Net balance at January 1                            78,981       82,735       87,392
                                                     ----------   ----------   ----------
     Incurred related to:
       Current year                                      53,215       55,546       60,927
       Prior years                                          263        3,388         (526)
                                                     ----------   ----------   ----------
     Total incurred                                      53,478       58,934       60,401
                                                     ----------   ----------   ----------
     Paid related to:
       Current year                                      22,849       24,165       24,849
       Prior years                                       32,765       38,523       40,209
                                                     ----------   ----------   ----------
     Total paid                                          55,614       62,688       65,058
                                                     ----------   ----------   ----------
     Transfer of subsidiary balance                         850            -            -
                                                     ----------   ----------   ----------
     Net balance at December 31                          77,695       78,981       82,735
       Plus: reinsurance recoverable                    507,076      496,450      471,425
                                                     ----------   ----------   ----------
     Balance at December 31                          $  584,771   $  575,431   $  554,160
                                                     ==========   ==========   ==========

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $263,000 in 2005, increased by $3,388,000 in 2004, and decreased by $526,000 in 2003, which includes the amortization of discount on individual accident and health claim reserves of $82,000, $75,000, and $153,000 in 2005, 2004, and 2003, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     IN THOUSANDS                                             2005           2004           2003
     --------------------------------------------------   ------------   ------------   ------------
     Direct premiums                                      $  1,002,353   $    924,713   $    887,189
     Reinsurance assumed                                       310,515        276,104        225,288
     Reinsurance ceded                                        (129,032)      (122,231)      (107,200)
                                                          ------------   ------------   ------------
       Net premiums                                       $  1,183,836   $  1,078,586   $  1,005,277
                                                          ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $119,630,000, $105,589,000 and $103,839,000 during 2005, 2004, and 2003, respectively.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life and variable life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life and variable life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For variable annuity universal life and variable life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004 or 2005.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Return of net deposits:
       In the event of death
         Account value                               $  1,509,164   $  1,412,580
         Net amount at risk                          $      8,650   $     14,272
         Average attained age of contractholders             51.3           52.4
       As withdrawals are taken
         Account value                               $     43,050   $          -
         Net amount at risk                          $         26   $          -
         Average attained age of contractholders             60.5              -

     Return of net deposits plus a minimum return:
       In the event of death
         Account value                               $     95,064   $     62,843
         Net amount at risk                          $        409   $         70
         Average attained age of contractholders             57.2           57.7
       At annuitization
         Account value                               $    193,476   $     81,233
         Net amount at risk                          $          -   $          -
         Weighted average period remaining until
           expected annuitization (in years)                  9.1            9.7

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Highest specified anniversary account value:
       In the event of death
         Account value                               $    469,989   $    390,485
         Net amount at risk                          $      6,779   $      9,962
         Average attained age of contractholders             51.9           52.5

     Guaranteed payout annuity floor:
         Account value                               $     77,209   $     78,809
         Net amount at risk                          $         15   $         14
         Average attained age of contractholders               67             66

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Account value (general and separate accounts)   $  1,905,806   $  1,656,229
     Net amount at risk                              $ 34,402,214   $ 32,902,249
     Average attained age of policyholders                     46             46

     Liabilities for guarantees on variable contracts reflected in the general account for 2005 are:

                                                        MINIMUM         GUARANTEED       UNIVERSAL
                                                       GUARANTEED         PAYOUT          LIFE AND
     IN THOUSANDS                                     DEATH BENEFIT    ANNUITY FLOOR    VARIABLE LIFE
     ---------------------------------------------   --------------   --------------   --------------
     Balance at beginning of year                    $          221   $        8,192   $          867
     Incurred guarantee benefits                                321              353            4,813
     Paid guaranteed benefits                                  (187)            (191)          (2,616)
                                                     --------------   --------------   --------------
     Balance at end of year                          $          355   $        8,354   $        3,064
                                                     ==============   ==============   ==============

     Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                                        MINIMUM         GUARANTEED       UNIVERSAL
                                                       GUARANTEED         PAYOUT          LIFE AND
     IN THOUSANDS                                     DEATH BENEFIT    ANNUITY FLOOR    VARIABLE LIFE
     ---------------------------------------------   --------------   --------------   --------------
     Balance at beginning of year                    $           87   $        7,493   $            -
     Incurred guarantee benefits                                654              924            2,294
     Paid guaranteed benefits                                  (520)            (225)          (1,427)
                                                     --------------   --------------   --------------
     Balance at end of year                          $          221   $        8,192   $          867
                                                     ==============   ==============   ==============

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2005 and 2004 (except where noted otherwise):

     - Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.
     - Mean investment performance was 10.37% and 10.35% for 2005 and 2004, respectively, and is consistent with DAC projections over a 10 year period.
     -    Annualized monthly standard deviation was 14.28%.
     -    Assumed mortality was 100% of the 1983a table.
     - Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.
     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2005 and 2004 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.
     -    Assumed mortality was 100% of pricing levels.
     -    Lapse rates varied by policy duration, ranging from 2% to 9%.
     - General account discount rate was 4.9% and 5.5% for 2005 and 2004, respectively.
     - Separate account discount rate was 7.75% and 7.7% for 2005 and 2004, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                      VARIABLE ANNUITY CONTRACTS     VARIABLE LIFE CONTRACTS
                                                     ---------------------------   ---------------------------
     IN THOUSANDS                                        2005           2004           2005           2004
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Equity                                          $  1,442,983   $  1,259,616   $  1,269,169   $  1,089,227
     Bond                                                 234,960        209,677         95,231         83,893
     Balanced                                             226,537        238,106        152,762        157,382
     Money market                                          37,970         33,859         28,474         18,374
     Mortgage                                             130,880        137,110         56,928         54,498
     Real estate                                           78,093         66,349         35,987         29,496
                                                     ------------   ------------   ------------   ------------
       Total                                         $  2,151,423   $  1,944,717   $  1,638,551   $  1,432,870
                                                     ============   ============   ============   ============

(12) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2005 and 2004, the liability associated with unremitted premiums payable was $15,109,000 and $13,008,000, respectively. As described in note 2, as of December 31, 2005 and 2004, the Company had restricted the use of $15,109,000 and $13,008,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2005 and 2004, the approved accrued interest was $3,008,000. At December 31, 2005 and 2004, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2005 and 2004, accumulated amortization was $408,000 and $396,000, respectively.

     At December 31, 2005, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2006, $0; 2007, $0; 2008, $0; 2009, $0; 2010, $0; thereafter $125,000,000.

     Prior to August 2004, the Company maintained a line of credit, which was drawn down periodically throughout 2004.

     Interest paid on debt for the years ended December 31, 2005, 2004 and 2003, was $10,325,000, $10,360,000 and $11,180,000, respectively.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2005 and 2004. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

     The interest rates on the finance receivables outstanding as of December 31, 2005 and 2004, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2005 and 2004, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2005 and 2004 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                                 2005                          2004
                                                     ---------------------------   ---------------------------
                                                       CARRYING         FAIR         CARRYING         FAIR
     IN THOUSANDS                                       AMOUNT         VALUE          AMOUNT         VALUE
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Fixed maturity securities
       Available-for-sale                            $  5,190,234   $  5,190,234   $  5,472,948   $  5,472,948
     Equity securities                                    683,290        683,290        747,277        747,277
     Mortgage loans, net                                1,020,427      1,059,985        810,508        885,371
     Finance receivables, net                             146,408        146,408        140,425        140,425
     Policy loans                                         279,699        279,699        270,186        270,186
     Private equity investments                           268,535        268,535        226,631        226,631
     Fixed maturity securities on loan                  1,278,941      1,278,941      1,152,143      1,152,143
     Equity securities on loan                            119,087        119,087         84,121         84,121
     Other invested assets                                  6,997          6,997          2,926          2,926
     Cash and cash equivalents                            284,283        284,283        196,508        196,508
     Securities held as collateral                      1,439,254      1,439,254      1,276,761      1,276,761
     Separate account assets                           10,600,016     10,600,016      9,563,176      9,563,176
                                                     ------------   ------------   ------------   ------------
       Total financial assets                        $ 21,317,171   $ 21,356,729   $ 19,943,610   $ 20,018,473
                                                     ============   ============   ============   ============

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                                 2005                          2004
                                                     ---------------------------   ---------------------------
                                                       CARRYING         FAIR         CARRYING         FAIR
     IN THOUSANDS                                       AMOUNT         VALUE          AMOUNT         VALUE
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Deferred annuities                              $  1,988,262   $  1,984,540   $  1,962,025   $  1,967,527
     Annuity certain contracts                             56,855         58,877         59,666         62,712
     Other fund deposits                                1,192,209      1,193,762      1,103,217      1,107,354
     Supplementary contracts without
      life contingencies                                   46,646         46,646         43,538         43,538
     Notes payable                                        125,000        126,995        125,000        126,983
     Securities lending collateral                      1,439,254      1,439,254      1,276,761      1,276,761
     Separate account liabilities                      10,600,016     10,600,016      9,563,176      9,563,176
                                                     ------------   ------------   ------------   ------------
       Total financial liabilities                   $ 15,448,242   $ 15,450,090   $ 14,133,383   $ 14,148,051
                                                     ============   ============   ============   ============

(15) BUSINESS COMBINATIONS

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

     The following summarizes the initial purchase price allocation and the subsequent changes to goodwill and fair value of assets during 2005.

                                                                                     CHANGE IN
                                                                     ADDITIONAL     FAIR VALUE    DECEMBER 31,
     IN THOUSANDS                                    JUNE 1, 2004     PAYMENT       EVALUATION        2005
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Cash                                            $      8,504   $          -   $         50   $      8,554
     Property and equipment                                 1,250              -            129          1,379
     Intangible assets                                     13,592              -              -         13,592
     Other assets                                           3,388              -            169          3,557
     Other liabilities                                    (16,012)             -           (169)       (16,181)
                                                     ------------   ------------   ------------   ------------
       Net assets acquired                                 10,722              -            179         10,901
     Excess of cost over fair value - goodwill             10,778          1,000           (179)        11,599
                                                     ------------   ------------   ------------   ------------
         Allocated purchase price                    $     21,500   $      1,000   $          -   $     22,500
                                                     ============   ============   ============   ============

     The Company paid an additional $1,000,000 in 2005 when a contractual obligation was met by the sellers. This payment resulted in an increase in goodwill. During 2005, the Company also completed the final fair value evaluation of assets acquired, resulting in a $179,000 decrease to goodwill.

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 was supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. These intangible assets are amortized on a straight line basis, over the estimated useful life of the underlying customer/client relationships, which ranges from three to ten years.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2005 and 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, was $18,500,000 and $19,500,000, respectively. The Company anticipates that any such payments would result in increases in goodwill.

(16) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Balance at beginning of year                    $   10,778   $        -
     Acquisitions                                             -       10,778
     Adjustments to acquisition                             821            -
                                                     ----------   ----------
     Balance at end of year                          $   11,599   $   10,778
                                                     ==========   ==========

     Impairment testing of goodwill was completed during 2005. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Companies evaluation of goodwill completed during 2005 resulted in no impairment losses.

     The amount of intangible assets included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Balance at beginning of year                    $   12,311   $        -
     Acquisitions                                           200       13,592
     Amortization                                        (3,058)      (1,281)
                                                     ----------   ----------
     Balance at end of year                          $    9,453   $   12,311
                                                     ==========   ==========

     The Company has intangible assets resulting from acquisitions. These intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life.

     Amortization expense for 2005 and 2004 in the amount of $3,058,000 and $1,281,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2006, $2,753,000; 2007, $2,161,000; 2008, $1,739,000; 2009, $980,000; 2010,
     $438,000.

(17) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,913,000, $12,407,000 and $11,379,000 during 2005, 2004 and 2003, respectively. As of
     December 31, 2005 and 2004, the amount due to Advantus under these agreements was $3,819,000 and $3,594,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $4,216,000, $3,813,000 and $3,448,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2005, 2004 and 2003, the amounts transferred were $13,054,000, $12,367,000 and $8,302,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2005 and 2003, the amount payable to the Company was $10,653,000 and $9,310,000, respectively. The amount of expenses incurred for the years ended December 31, 2005, 2004, and 2003 were $44,468,000, $42,322,000 and $48,896,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2005, 2004 and 2003. No claims were paid during 2005, 2004 and 2003. As of December 31, 2005 and 2004, reserves held under this policy were $11,760,000 and $9,516,000, respectively.

(18) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     IN THOUSANDS                                            2005           2004           2003
     --------------------------------------------------   ------------   ------------   ------------
     Other comprehensive income (loss), before tax:
       Unrealized gains (loss) on securities              $   (123,835)  $     67,906   $    154,508
         Reclassification adjustment for
          (gains) losses included in net income                (63,434)       (85,312)        48,151
       Adjustment to deferred policy acquisition costs          47,057         48,407         23,362
       Adjustment to reserves                                   20,685          2,941          7,069
       Adjustment to unearned policy and contract fees          (7,794)        (7,112)        (2,142)
                                                          ------------   ------------   ------------
                                                              (127,321)        26,830        230,948
       Income tax expense (benefit) related to items of
          other comprehensive income                            44,406        (17,476)       (75,672)
                                                          ------------   ------------   ------------
       Other comprehensive income (loss), net of tax      $    (82,915)  $      9,354   $    155,276
                                                          ============   ============   ============

(19) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During 2005, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $12,500,000. During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $22,000,000. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2005 statutory results, the maximum amount available for the payment of dividends during 2006 by Minnesota Life Insurance Company without prior regulatory approval is $158,528,000 after January 1, 2006.

     During 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $6,900,000. This contribution was made in the form of cash. Additionally, during 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $13,568,000, representing the affiliated stock of Securian Life Insurance Company. During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(20) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in those types of insurance products offered by the Company. The Company has cooperated with these requests. Information requests from the SEC with respect to investigations into late trading and market timing were responded to by the Company and its affiliates and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in connection with these requests.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2005 and 2004, these securities were reported at $7,415,000 and $2,926,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $168,652,000 as of December 31, 2005. The Company estimates that $56,000,000 of these commitments will be invested in 2006, with the remaining $112,652,000 invested over the next four years.

     As of December 31, 2005, the Company had committed to purchase mortgage loans totaling $47,985,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2006, $11,267,000; 2007, $11,267,000; 2008, $11,267,000; 2009, $11,267,000;
     2010, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2006, $754,000; 2007, $778,000; 2008, $748,000; 2009, $756,000; 2010, $613,000.
     Lease expense net of sub-lease income for the years ended December 31, 2005, 2004 and 2003 was $8,910,000, $8,561,000 and $8,705,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2006, $2,836,000; 2007, $2,012,000; 2008, $1,112,000; 2009, $919,000; 2010, $346,000.

     At December 31, 2005, the Company had guaranteed the payment of $70,600,000 in policyholder dividends and discretionary amounts payable in 2006. The Company has pledged fixed maturity securities, valued at $74,649,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2005 and 2004 the assets held in trust were $603,158,000 and $608,550,000, respectively.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2005 and 2004 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,597,000 and $1,634,000 as of December 31, 2005 and 2004, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves have either been over or under provided for, an exchange of the difference is required by the agreement. Management reevaluates this exposure each accounting period and determined in 2005, based on development of the business sold, that a reserve should be established. At December 31, 2005, a liability was recorded for $1,008,000 and is included in other liabilities on the consolidated balance sheets.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2009. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2005 was approximately $3,700,000.

(21) STATUTORY FINANCIAL DATA

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 18 for discussion of statutory dividend limitations.

     On a statutory accounting basis, the Company's reported net income of $159,919,000 in 2005, $155,796,000 in 2004 and $11,638,000 in 2003.
     Statutory surplus of these operations was $1,585,280,000 and $1,419,449,000 as of December 31, 2005 and 2004, respectively.

(22) SUBSEQUENT EVENTS

     Securian Financial Group, Inc. has announced a plan to acquire the loan protection manufacturing and distribution operations of OneAmerica Financial Partners, Inc., Indianapolis, Indiana, including CNL Financial Corp., based in Macon, Georgia, and a number of products manufactured by American United Life (AUL) in Indianapolis. Acquiring the products manufactured by AUL is anticipated to take the form of a coinsurance agreement between the Company and AUL. This acquisition fits the Company's strategic goal of building its financial institution business by increasing distribution, expanding its portfolio of proprietary products and increasing economies of scale. Subject to regulatory approval, the Company expects the sale to close April 1, 2006.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2005
                                 (In thousands)

                                                                                     AS SHOWN
                                                                                      ON THE
                                                                     MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                 COST (3)           VALUE      BALANCE SHEET (1)
                                                --------------   --------------  -----------------
Fixed maturity securities
  U.S. government                               $       29,599   $       29,681   $       29,681
  Agencies not backed by the full faith and
   credit of the U.S. government                        19,974           20,831           20,831
  Foreign governments                                    1,533            1,854            1,854
  Public utilities                                     500,379          517,453          517,453
  Asset-backed securities                              313,678          321,976          321,976
  Mortgage-backed securities                         1,361,388        1,368,455        1,368,455
  All other corporate fixed maturity
   securities                                        2,868,965        2,929,984        2,929,984
                                                --------------   --------------   --------------
    Total fixed maturity securities                  5,095,516        5,190,234        5,190,234
                                                --------------   --------------   --------------
Equity securities:
  Common stocks:
    Public utilities                                     6,959            7,724            7,724
    Banks, trusts and insurance companies               92,808          123,864          123,864
    Industrial, miscellaneous and all other            474,173          548,227          548,227
  Nonredeemable preferred stocks                         3,718            3,475            3,475
                                                --------------   --------------   --------------
    Total equity securities                            577,658          683,290          683,290
                                                --------------   --------------   --------------
Mortgage loans on real estate                        1,020,427           xxxxxx        1,020,427
Real estate (2)                                          2,261           xxxxxx            2,261
Policy loans                                           279,699           xxxxxx          279,699
Other investments                                      162,985           xxxxxx          162,985
Private equity investments                             244,458           xxxxxx          268,535
Derivative investments                                   6,997           xxxxxx            6,997
Fixed maturity securities on loan                    1,275,628           xxxxxx        1,278,941
Equity securities on loan                               89,165           xxxxxx          119,087
                                                --------------   --------------   --------------
    Total                                            3,081,620                -        3,138,932
                                                --------------   --------------   --------------
Total investments                               $    8,754,794   $    5,873,524   $    9,012,456
                                                ==============   ==============   ==============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                AS OF DECEMBER 31,
                         -----------------------------------------------------------------
                                          FUTURE POLICY
                            DEFERRED         BENEFITS                        OTHER POLICY
                             POLICY       LOSSES, CLAIMS                      CLAIMS AND
                          ACQUISITION     AND SETTLEMENT      UNEARNED         BENEFITS
       SEGMENT               COSTS         EXPENSES (1)     PREMIUMS (2)       PAYABLE
----------------------   --------------   --------------   --------------   --------------
2005:
   Life insurance        $      607,463   $    2,807,759   $      197,824   $      184,838
   Accident and
      health insurance           63,685          704,323           29,829           20,662
   Annuity                      152,609        3,597,044               31               57
                         --------------   --------------   --------------   --------------
                         $      823,757   $    7,109,126   $      227,684   $      205,557
                         ==============   ==============   ==============   ==============

2004:
   Life insurance        $      526,326   $    2,758,334   $      180,596   $      148,057
   Accident and
      health insurance           66,502          695,620           31,443           21,315
   Annuity                      128,227        3,490,442               18              327
                         --------------   --------------   --------------   --------------
                         $      721,055   $    6,944,396   $      212,057   $      169,699
                         ==============   ==============   ==============   ==============

2003:
   Life insurance        $      464,087   $    2,690,654   $      168,868   $      140,799
   Accident and
      health insurance           70,299          663,495           30,871           19,775
   Annuity                      102,089        3,386,782               28              113
                         --------------   --------------   --------------   --------------
                         $      636,475   $    6,740,931   $      199,767   $      160,687
                         ==============   ==============   ==============   ==============

                                                          FOR THE YEARS ENDED DECEMBER 31,
                         ---------------------------------------------------------------------------------------------------
                                                                             AMORTIZATION
                                                              BENEFITS,      OF DEFERRED
                                               NET         CLAIMS, LOSSES       POLICY           OTHER
                            PREMIUM         INVESTMENT     AND SETTLEMENT    ACQUISITION       OPERATING         PREMIUMS
       SEGMENT            REVENUE (3)         INCOME        EXPENSES (5)        COSTS           EXPENSES       WRITTEN (4)
----------------------   --------------   --------------   --------------   --------------   --------------   --------------
2005:
   Life insurance        $    1,317,258   $      269,193   $    1,167,471   $      123,387   $      425,463   $            -
   Accident and
      health insurance          129,608           11,181           51,434           15,527           75,994                -
   Annuity                      136,646          206,639          207,340           23,596          123,477                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,583,512   $      487,013   $    1,426,245   $      162,510   $      624,934   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

2004:
   Life insurance        $    1,204,119   $      238,332   $    1,061,659   $      134,768   $      408,460   $            -
   Accident and
      health insurance          132,964           11,524           60,323           12,896           76,843                -
   Annuity                      123,551          209,756          201,727           22,224          121,702                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,460,634   $      459,612   $    1,323,709   $      169,888   $      607,005   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

2003:
   Life insurance        $    1,122,503   $      240,777   $    1,024,443   $      127,528   $      341,177   $            -
   Accident and
      health insurance          131,057           10,711           57,919           19,214           79,737                -
   Annuity                      103,386          214,370          198,077           19,396          108,962                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,356,946   $      465,858   $    1,280,439   $      166,138   $      529,876   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance
(5) Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                                                                              PERCENTAGE
                                                            CEDED TO       ASSUMED FROM                       OF AMOUNT
                                            GROSS            OTHER            OTHER             NET            ASSUMED
                                            AMOUNT         COMPANIES        COMPANIES          AMOUNT           TO NET
                                        --------------   --------------   --------------   --------------   --------------
2005: Life insurance in force           $  365,941,212   $   54,429,939   $  131,535,964   $  443,047,237             29.7%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      760,338   $       59,540   $      309,964   $    1,010,762             30.7%
        Accident and health insurance          198,589           69,492              510   $      129,607              0.4%
        Annuity                                 43,426                -               41   $       43,467              0.1%
                                        --------------   --------------   --------------   --------------
           Total premiums               $    1,002,353   $      129,032   $      310,515   $    1,183,836             26.2%
                                        ==============   ==============   ==============   ==============

2004: Life insurance in force           $  329,081,364   $   47,795,013   $  104,062,955   $  385,349,306             27.0%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      685,032   $       52,212   $      275,004   $      907,824             30.3%
        Accident and health insurance          202,435           70,019              548          132,964              0.4%
        Annuity                                 37,246                -              552           37,798              1.5%
                                        --------------   --------------   --------------   --------------
           Total premiums               $      924,713   $      122,231   $      276,104   $    1,078,586             25.6%
                                        ==============   ==============   ==============   ==============

2003: Life insurance in force           $  302,107,783   $   38,521,130   $   90,958,405   $  354,545,058             25.7%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      650,603   $       37,988   $      223,765   $      836,380             26.8%
        Accident and health insurance          204,829           69,212            1,469          137,086              1.1%
        Annuity                                 31,757                -               54           31,811                -
                                        --------------   --------------   --------------   --------------
           Total premiums               $      887,189   $      107,200   $      225,288   $    1,005,277             22.4%
                                        ==============   ==============   ==============   ==============

See accompanying report of independent registered public accounting firm.